As filed with the Securities and Exchange Commission on April 26, 2000 Registration No. 2-89550


                       SECURITIES AND EXCHANGE COMMISSION

                                    WASHINGTON, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                               PRE-EFFECTIVE AMENDMENT NO. ( )

                             POST-EFFECTIVE AMENDMENT NO. 28 (X)


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT

                                     COMPANY ACT OF 1940


                                            Amendment No.  22           (X)
                               (Check appropriate box or boxes)


                           FUTUREFUNDS SERIES ACCOUNT

                           (Exact name of Registrant)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                               (Name of Depositor)

                             8515 East Orchard Road

                                  Englewood, Colorado 80111
               (Address of Depositor's Principal Executive Officers) (Zip Code)

                      Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum

                      President and Chief Executive Officer

                   Great-West Life & Annuity Insurance Company

                             8515 East Orchard Road

                            Englewood, Colorado 80111

                           (Name and Address of Agent for Service)

                                    Copy to:

                                    James F. Jorden, Esq.
                     Jorden Burt Boros Cicchetti Berenson & Johnson, LLP
                      1025 Thomas Jefferson Street, N.W., Suite 400 East

                           Washington, D.C. 20007-0805

It is proposed that this filing will become effective (check appropriate space)


           Immediately  upon filing  pursuant to paragraph (b) of Rule 485.
        X  On May 1, 2000 , pursuant to paragraph (b) of Rule 485.
           60 days after  filing pursuant to paragraph (a) of Rule 485.
           On , pursuant to paragraph (a)(i) of Rule 485. 75 days after filing pursuant to paragraph (a)(ii) of Rule 485.
           On , pursuant to paragraph (a)(ii) of Rule 485.


        If appropriate, check the following:

           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: flexible premium deferred variable annuity contracts




                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


                           FUTUREFUNDS SERIES ACCOUNT
                                       Of
                   Great-West Life & Annuity Insurance Company
                        GROUP VARIABLE ANNUITY CONTRACTS
                                 Distributed by
                           BenefitsCorp Equities, Inc.
                8515 East Orchard Road, Englewood, Colorado 80111
                                 (800) 701-8255
--------------------------------------------------------------------------------

Overview
This prospectus describes a group flexible premium deferred variable annuity contract designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986 (the "Code"). The Contract provides an annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. BenefitsCorp Equities, Inc. ("BCE") is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company ("we," "us," "Great-West" or "GWL&A") issues the Group Contracts in connection with:
         o pension or profit-sharing plans described in Code Section 401(a) ("401(a) Plans"); o cash or deferred profit sharing plans described in Code Section 401(k) ("401(k) Plans"); o tax sheltered annuities described in Code Section 403(b) ("403(b) Plans"); o deferred compensation plans described in Code Section 457(b) or (f) ("457(b) or
         (f) Plans"); o qualified governmental excess benefit plans described in Code Section 415(m) ("415(m) Plans"); o nonqualified deferred compensation plans ("NQDC Plans")

Participation in the Group Contracts

You may be eligible to participate in the Group Contract if you participate in one of the Plans described above. The owner of a Group Contract will be an employer, plan trustee, certain employer or employee associations, as applicable ("Group Policyholder"). We will establish a participant annuity account ("Participant Annuity Account") in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.


Allocating your money

You can allocate your Contributions among 31 Investment Divisions of the FutureFunds Series Account (the "Series Account"). Each Investment Division invests all of its assets in one of 31 corresponding mutual funds ("Eligible Funds"). Each Eligible Fund is offered by one of the following fund families:


         Maxim Series Fund, Inc.
         Fidelity Variable Insurance Products Fund
         Fidelity Variable Insurance Products II Fund
         Janus Aspen Series
         Stein Roe Variable Investment Trust
         Pioneer Variable Contracts Trust
         The Alger American Fund

You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.

The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Policyholder for more information.

Payment options
The Group Contract offers you a variety of payment options. You can select from options that provide for fixed or variable payments or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Divisions you select. Income can be guaranteed for your lifetime and/or your spouse's lifetime or for a specified period of time, depending on your needs and circumstances.


This Prospectus presents important information you should read before participating in the Group Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information dated May 1, 2000 which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this prospectus, which means that it is legally a part of this prospectus. Its table of contents may be ofund on the last page of this Porspectus. The Statement of Additional Information may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 701-8255 or, you can also obtain it by visiting the Securities and Exchange Commission's web site at www.sec.gov.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2000.


                                TABLE OF CONTENTS

                                                                           Page

Definitions......................................................................................3
Key Features.....................................................................................4
Fee Table........................................................................................5
Condensed Financial Information..................................................................9
Great-West Life & Annuity Insurance Company......................................................9
FutureFunds Series Account.......................................................................9
Investments of the Series Account................................................................9
         The Eligible Funds......................................................................9
The Group Contracts..............................................................................12
Accumulation Period..............................................................................13

         Application and Initial Contribution....................................................13
         Free-Look Period........................................................................13
         Subsequent Contributions................................................................13
               Making Transfers..................................................................13
               Loans.............................................................................15
               Automatic Custom Transfers........................................................15
               Total and Partial Withdrawals.....................................................15
               Cessation of Contributions........................................................16
               Death Benefit.....................................................................16
Charges and Deductions...........................................................................17
Periodic Payment Options.........................................................................20
Annuity Payment Options..........................................................................21
Federal Tax Consequences.........................................................................23
Performance Related Information..................................................................29
Voting Rights....................................................................................31
Distribution of the Group Contracts..............................................................32
State Regulation.................................................................................32
Restrictions Under the Texas Optional Retirement Program.........................................32
Reports..........................................................................................32
Rights Reserved by Great-West....................................................................32

         Adding and Discontinuing Investment Options.............................................33
         Substitution of Investments.............................................................33
Legal Matters....................................................................................33
Available Information............................................................................33
Appendix A, Condensed Financial Information......................................................34
Appendix B, Net Investment Factor Calculation ...................................................54


This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this prospectus, and, if given or made, such other information or representations must not be relied on.

                                          The Group Contract is not available in
all states.

Definitions Accumulation Period: The period between the effective date of your participation in the Group Contract and the Annuity Commencement Date. During this period, you are making Contributions to the Group Contract. Accumulation
Unit: An accounting measure we use to determine your Variable Account Value during the Accumulation Period. Administrative Offices: The Administrative Offices of GWL&A are located at 8515 E. Orchard Rd., Englewood, Colorado 80111. Annuity Commencement Date: The date payments begin under an annuity payment option. Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment. Contribution(s):
Amount(s) paid to us under the Group Contract on your behalf. Eligible Fund: A mutual fund in which an Investment Division invests all of its assets.

Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division. Fixed Options: Investment options that provide a fixed rate of return to which you can allocate Contributions or make Transfers. There are currently three types of Fixed Options. They are the Daily Interest Guaranteed Sub-Account, the Guaranteed Certificate Funds and the Guaranteed Fixed Fund. Your interest in the Fixed Options are not securities and are not subject to review by the Securities and Exchange Commission. Please see your Group Contract for more information about the Fixed Options. Group Contract: An agreement between GWL&A and the Group Policyholder providing a fixed and/or variable deferred annuity issued in connection with certain retirement plans.

Group Policyholder: Depending on the type of plan and the employer's involvement, the Group Policyholder will be an employer, plan trustee, certain employer associations or employee associations. Guaranteed Account Value: The sum of the value of each of your Guaranteed Sub-Accounts. Guaranteed Sub-Accounts: The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options. Investment Division: The Series Account is divided into Investment Divisions, one for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds.

Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as "you," "your" or "yours" in this Prospectus.

Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract.

Participant Annuity Account Value: The total value of your interest under the Group Contract. It is the total of your Guaranteed and Variable Account Values.

Premium Tax: The amount of tax, if any, charged by a state or other government authority.

Request: Any Request, either written, by telephone or computerized, which is in a form satisfactory to GWL&A and received by GWL&A at its Administrative Offices. Series Account: FutureFunds Series Account, a segregated investment account, established by GWL&A to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Investment Divisions.

Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options. Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company. Valuation Date: The date on which we calculate the accumulation unit value of each Investment Division. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which we will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading. On the day after Thanksgiving, however, you can only submit transaction Requests by automated voice response unit, via the Internet or by an automated computer link. The day after Thanksgiving is a valuation date.

Valuation  Period:  The period  between the ending of two  successive  Valuation
Dates.

Variable Account Value: The total of your Variable Sub-Accounts.
Variable  Sub-Account:   A  subdivision  of  your  Participant  Annuity  Account
reflecting the value credited to you from an Investment Division.

Key Features

Following are some of the key features of the Group Contract. These topics are discussed in more detail throughout the prospectus so please be sure to read it carefully. Purpose of the Group Contract The Group Contract is designed to be issued in connection with:

     o401(a) Planso403(b) Plans
     o401(k) Planso457(b) or (f) Plans
     o415(m) Plans         oNQDC Plans.

Tax deferral for participants in and sponsors of qualified plans arises as a result of the plan. Tax deferral for participants in non-qualified plans also arises as a result of the plan. Sponsors of non-qualified plans will not enjoy tax deferral under the Group contract and thus will incur tax on the investment gain on the Group Contract unless they are tax exempt entities. Participation in the Group Contract You must complete an application to participate under the Group Contract. Once you become a Participant, you may make unlimited Contributions, subject to the terms of your plan. There is no minimum amount for your Contributions. Please consult your employer or the Group Policyholder, as the case may be, for information concerning eligibility.

Allocation of Contributions
You may allocate your Contributions to the Investment Divisions and/or the Fixed Options. In your application, you instruct us how you would like your Contributions allocated. For some plans, if you do not provide complete allocation instructions in your application, we will allocate your Contributions to an investment option specified by the Group Policyholder. Thereafter, you may change your allocation instructions as often as you like by Request. You may allocate your Contributions to the Investment Divisions where your investment returns will reflect the investment performance of the corresponding Eligible Funds or to the Fixed Options where your Contributions will earn a fixed rate of return. The Eligible Funds are described more fully in their accompanying prospectuses.
Free Look Period

The free look period applies only to Group Contracts issued under 403(b) Plans. Within ten (10) days (or longer where required by law) after your application is received by GWL&A, you may cancel your interest in the Group Contract for any reason by delivering your Request to cancel, to our Administrative Offices or to an authorized agent of GWL&A. We must receive it in person or postmarked prior to the expiration of the free look period. Upon cancellation, GWL&A will refund the greater of all Contributions made, less partial withdrawals, or your Participant Annuity Account Value.

Your Participant Annuity Account

When your application is approved, we will establish a Participant Annuity Account in your name that will reflect all transactions you make under the Group Contract, including the amount of Contributions made on your behalf. We will send you a statement of your Participant Annuity Account Value at least annually. You may also check your Participant Annuity Account Value by using KeyTalk(R), or through the Internet.

Charges and Deductions Under the Group Contracts
You will pay certain charges under the Group Contract. These charges vary by Group Contract and may include:
     An annual contract maintenance charge A contingent deferred sales charge A mortality and expense risk charge A Premium Tax

In addition, you indirectly pay the management fees and other expenses of an Eligible Fund when you allocate your money to the corresponding Investment Division. Total and Partial Withdrawals You may withdraw all or part of your Participant Annuity Account Value at any time before the Annuity Commencement Date. Amounts you withdraw may be subject to a Contingent Deferred Sales Charge. In addition, there may be certain tax consequences when you make a withdrawal. Making Transfers You can Transfer your Participant Annuity Account Value among the Investment Divisions as often as you like before the Annuity Commencement Date. After the Annuity Commencement Date, you may continue to Transfer among the Investment Divisions if you have selected a variable annuity payment option. You can also transfer between the Investment Divisions and the Fixed Options. Transfers before the Annuity Commencement Date involving certain of the Fixed Options are subject to restrictions that are more fully described
in your Group Contract.       Annuity Payment Options We provide you with a wide
range of annuity options, giving you the flexibility to choose an annuity payment schedule that meets your needs. Payments may be made on a variable, fixed, or combination basis. Under a variable annuity payment option your payments will continue to reflect the performance of the Investment Divisions you select. Death Benefit We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.
     o If you die before age 70, the death benefit is the greater of (1) your Participant Annuity Account Value, less any Premium Taxes, or (2) the sum of all Contributions, less any withdrawals and Premium Taxes.
     o If you die at or after age 70, the death benefit is your Participant Annuity Account Value, less any Premium Taxes.

                                    FEE TABLE


The purpose of this table and the examples that follow is to assist you in understanding the various costs and expenses that you will bear directly or indirectly when investing in the Group Contract. The table and examples reflect the maximum amount of each type of charge shown. The actual charges you may pay under your Group Contract may be lower. Please contact your employer or your BCE representative for more information about the charges that are applicable to your Group Contract. In addition to the expenses listed below, Premium Tax may be applicable.


PARTICIPANT TRANSACTION EXPENSES


Sales Load Imposed on Purchases (as a percentage of purchase payments)...........................None
Contingent Deferred Sales Charge (as a percentage of amount distributed).........................6%


Transfer Fee.....................................................................................None


SEPARATE ACCOUNT EXPENSES

Maximum Periodic Mortality and Expense Risk Charge1, 2 .........................................1.00%
Maximum Daily Mortality and Expense Risk Charge1, 2.............................................1.25%

Annual Contract Maintenance Charge..........................................................................$30


                                      ELIGIBLE FUND ANNUAL EXPENSES

                              (as a percentage of Eligible Fund average net assets, before any applicable fee waivers or expense reimbursements, as of December 31, 1999)

                 Eligible Fund                      Management Fees       Other Expenses     Total Eligible
                                                                                             Fund Expenses

Maxim Templeton International Equity                     1.00%                0.23%              1.23%
Maxim INVESCO ADR                                        1.00%                0.14%              1.14%
Janus Aspen Series Worldwide Growth                      0.67%                0.07%              0.74%
Maxim INVESCO Small-Cap Growth                           0.95%                0.12%              1.07%
Maxim Loomis-Sayles Small-Cap Value                      1.00%                0.14%              1.14%
Maxim Index 600                                          0.60%                 None              0.60%
Maxim Ariel Small-Cap Value                              1.00%                0.23%              1.23%
Maxim T. Rowe Price MidCap Growth                        1.00%                0.05%              1.05%
Alger American MidCap Growth                             0.80%                0.05%              0.85%
Maxim Ariel Mid-Cap Value                                0.95%                0.09%              1.04%
Fidelity VIP Growth                                      0.58%                0.08%              0.66%
Maxim Founders Growth & Income                           1.00%                0.11%              1.11%
Maxim Growth Index                                       0.60%                 None              0.60%
Maxim Stock Index                                        0.60%                 None              0.60%
Maxim T. Rowe Price Equity-Income                        0.80%                0.08%              0.88%
Maxim Value Index                                        0.60%                 None              0.60%
Fidelity VIP II Contrafund                               0.58%                0.09%              0.67%
Maxim INVESCO Balanced                                   1.00%                 None              1.00%
Stein Roe Balanced                                       0.70%                0.44%              1.14%
Alger American Balanced                                  0.75%                0.18%              0.93%
Pioneer VCT Equity Income                                0.65%                0.31%              0.96%
Maxim Bond Index1                                        0.50%                 None              0.50%
Maxim Bond                                               0.60%                 None              0.60%
Maxim Loomis-Sayles Corporate Bond                       0.90%                 None              0.90%
Maxim U.S. Government Securities                         0.60%                 None              0.60%
Maxim Money Market                                       0.46%                 None              0.46%
Maxim Aggressive Profile I2                              0.25%                 None              0.25%
Maxim Moderately Aggressive Profile I2                   0.25%                 None              0.25%
Maxim Moderate Profile I2                                0.25%                 None              0.25%
Maxim Moderately Conservative Profile I2                 0.25%                 None              0.25%
Maxim Conservative Profile I2                            0.25%                 None              0.25%

1. Formerly, the Maxim Investment Grade Corporate Bond Portfolio. On July 26, 1999, pursuant to a vote of the majority of the shareholders, the Portfolio changed its name and investment objective so that it now seeks investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index.

2. Each Profile Portfolio will primarily invest in shares of other Maxim Portfolios ("Underlying Portfolios"). Therefore, each Profile Portfolio will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios, in addition to its own expenses, as follows:



                                         Minimum Total Maxim Series Fund        Maximum Total Maxim Series Fund
                                         Annual Expenses*                       Annual Expenses**

Maxim Aggressive Profile I                               1.07%                                  1.40%
Maxim Moderately Aggressive Profile I                    1.00%                                  1.36%
Maxim Moderate Profile I                                 0.97%                                  1.31%
Maxim Moderately Conservative Profile I                  0.91%                                  1.27%
Maxim Conservative Profile I                             0.87%                                  1.21%


* The Minimum Fees are determined by assuming the allocation of each Profile Portfolio's assets to those Underlying Portfolios (please see the Maxim Series Fund prospectus for the Profile Portfolios for further information on the Profile Portfolios) with the lowest Total Annual Expenses.

** The Maximum Fees are determined by assuming the allocation of each Profile Portfolio's assets to those Underlying Portfolios (please see the Maxim Series Fund prospectus for the Profile Portfolios for further information on the Profile Portfolios) with the highest Total Annual Expenses.

                                    EXAMPLES

If you make a total withdrawal at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions and Contingent Deferred Sales Charge under any Group Contract:

                     Investment Division                         1 Year            3 Year              5 Year            10 Year
-------------------------------------------------------------- ------------ --------------------------------------- ---------------

Maxim Money Market                                               $77.90              $118.21             $165.16         $317.37
Maxim Bond Index                                                 $78.32              $119.53             $167.50         $322.85
Maxim Bond, Maxim Stock Index, Maxim U.S. Government
Securities, Maxim Index 600,                                     $79.35              $122.82             $173.33         $336.44
Maxim Value Index, Maxim Growth Index
Alger American MidCap Growth                                     $81.92              $131.00             $187.78         $369.83
Maxim Ariel Mid-Cap Value                                        $83.87              $137.18             $198.63         $394.65
Maxim INVESCO Small-Cap Growth                                   $84.18              $138.15             $200.34         $398.53
Maxim Templeton International Equity                             $85.82              $143.32             $209.39         $419.01
Maxim Loomis-Sayles Corporate Bond                               $82.43              $132.63             $190.64         $376.41
Alger American Balanced                                          $82.74              $133.60             $192.36         $380.34
Pioneer VCT Equity Income                                        $83.05              $134.58             $194.07         $384.26
Maxim Ariel Small-Cap Value                                      $85.82              $143.32             $209.39         $419.01
Maxim INVESCO ADR                                                $84.90              $140.41             $204.31         $407.53
Maxim Loomis-Sayles Small-Cap Value                              $84.90              $140.41             $204.31         $407.53
Maxim INVESCO Balanced,                                          $83.46              $135.88             $196.36         $289.47
Maxim T. Rowe Price Equity/Income                                $82.23              $131.98             $189.50         $373.78
Fidelity VIP Growth                                              $79.97              $124.79             $176.81         $344.53
Fidelity VIP II Contrafund                                       $80.07              $125.12             $177.39         $345.87
Janus Aspen Worldwide Growth                                     $80.79              $127.41             $181.44         $355.24
Stein Roe Balanced Fund, Variable Series                         $84.90              $140.41             $204.31         $407.53
Maxim Founders Growth & Income                                   $84.69              $139.76             $203.18         $404.96
Maxim T. Rowe Price MidCap Growth                                $83.97              $137.50             $199.20         $395.95
Maxim Aggressive Profile I*                                      $85.82              $143.32             $209.39         $419.01
Maxim Moderately Aggressive Profile I*                           $85.31              $141.70             $206.57         $412.64
Maxim Moderate Profile I*                                        $84.90              $140.41             $204.31         $407.53
Maxim Moderately Conservative Profile I*                         $84.38              $138.79             $201.47         $401.11
Maxim Conservative Profile I*                                    $83.87              $137.18             $198.63         $394.65


                                Examples (con't)

If you continue your interest under the Group Contract, or if you elect to take annuity payments, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions:

                     Investment Division                           1 Year             3 Year            5 Year           10 Year
-------------------------------------------------------------- ---------------- ------------------- --------------- --------------

Maxim Money Market                                                 $17.90             $58.21           $105.16           $257.37
Maxim Bond Index                                                   $18.32             $59.53           $107.50           $262.85
Maxim Bond, Maxim Stock Index, Maxim U.S. Government
Securities, Maxim Index 600,                                       $19.35             $62.82           $113.33           $276.44
Maxim Value Index, Maxim Growth Index
Alger American MidCap Growth                                       $21.92             $71.00           $127.78           $309.83
Maxim Ariel Mid-Cap Value                                          $23.87             $77.18           $138.63           $334.65
Maxim INVESCO Small-Cap Growth                                     $24.18             $78.15           $140.34           $338.53
Maxim Templeton International Equity                               $25.82             $83.32           $149.39           $359.01
Alger American Balanced                                            $22.74             $73.60           $132.36           $320.34
Maxim Loomis-Sayles Corporate Bond                                 $22.43             $72.63           $130.64           $316.41
Pioneer VCT Equity Income                                          $23.05             $74.58           $134.07           $324.26
Maxim Ariel Small-Cap Value                                        $25.82             $83.32           $149.39           $359.01
Maxim INVESCO ADR                                                  $24.90             $80.41           $144.31           $347.53
Maxim Loomis-Sayles Small-Cap Value                                $24.90             $80.41           $144.31           $347.53
Maxim INVESCO Balanced                                             $23.46             $75.88           $136.36           $329.47
Maxim T. Rowe Price Equity/Income                                  $22.23             $71.98           $129.50           $313.78
Fidelity VIP Growth                                                $19.97             $64.79           $116.81           $284.53
Fidelity VIP II Contrafund                                         $20.07             $65.12           $117.39           $285.87
Janus Aspen Worldwide Growth                                       $20.79             $67.41           $121.44           $295.24
Stein Roe Balanced Fund, Variable Series                           $24.90             $80.41           $144.31           $347.53
Maxim Founders Growth & Income                                     $24.69             $79.76           $143.18           $344.96
Maxim T. Rowe Price MidCap Growth                                  $23.97             $77.50           $139.20           $335.95
Aggressive Profile*                                                $25.82             $83.32           $149.39           $359.01
Moderately Aggressive Profile*                                     $25.31             $81.70           $146.57           $352.64
Moderate Profile*                                                  $24.90             $80.41           $144.31           $347.53
Moderately Conservative Profile*                                   $24.38             $78.79           $141.47           $341.11
Conservative Profile*                                              $23.87             $77.18           $138.63           $334.65


*The average of the minimum and maxim total eligible fund expenses are used in calculating these examples for the Profile Portfolios


The above Examples, including the performance rate assumed, should not be considered a representation of past or future performance or expenses. Actual performance achieved or expenses paid may be greater or less than those shown, subject to the guarantees in the Group Contracts.

Please note that while GWL&A currently intends to pay any Premium Tax levied by any governmental entity, GWL&A reserves the right to, in the future and with prior notice to Participants, deduct the Premium Tax, if any, from Participant Annuity Account Values.

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Annuity Account Value, such as the Contract Maintenance Charge or the Periodic Mortality and Expense Risk Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica
Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam and 49 states in the United States.

GWL&A is a wholly-owned subsidiary of The Great-West Life Assurance Company. The Great-West Life Assurance Company is a subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

GWL&A has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Englewood, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the management of the Series Account or GWL&A by the Securities and Exchange Commission.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains or losses of any other Investment Division and without regard to any other business GWL&A may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of GWL&A.

The Series Account currently has thirty-one Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. If we decide to make additional Investment Divisions available to Group Policyholders, we may or may not make them available to you based on our assessment of marketing needs and investment conditions.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Eligible Funds may not be available under your Group Contract because the Group Policyholder may decide to offer only a select number of Eligible Funds under its plan. Please consult with your Group Policyholder or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.

Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the Securities and Exchange Commission as an open-end management investment company or portfolio thereof. The Securities and Exchange Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Some of the Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.


Some of the Eligible Funds' investment advisers may compensate us for providing administrative services in connection with the Eligible Funds. Such compensation is paid for from the investment adviser's assets.


The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy. There is no assurance that any of the Eligible Funds will achieve their respective objectives.

Maxim Series Fund, Inc.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

Maxim Bond Portfolio seeks maximum total return consistent with the preservation of capital. This portfolio invests primarily in bonds issued by the U.S. Government and its agencies and by domestic or foreign corporations.

Maxim Bond Index Portfolio seeks investment results, before fees, that track the total return of the debt securities in that comprise the Lehman Aggregate Bond Index.

Maxim Stock Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata shares of the market.1

Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. This portfolio invests at least 65% of its total assets in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

Maxim Index 600 Portfolio seeks investment results, before fees. that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.1

Maxim Ariel Mid-Cap Value Portfolio seeks long-term capital appreciation. This portfolio will invest primarily in equity securities of mid-cap companies which are believed to be undervalued but demonstrate a strong potential for growth.

Maxim Templeton International Equity Portfolio seeks long-term capital growth. This portfolio invests primarily in commons stocks of foreign companies.

Maxim Loomis-Sayles Corporate Bond Portfolio seeks high total investment return through a combination of current income and capital preservation. This portfolio will invest at least 65% of its total assets in corporate debt securities of any maturity. It may also invest up to 20% of its total assets in preferred stocks or foreign securities and up to 35% in below investment grade quality securities.

Maxim Ariel Small-Cap Value Portfolio seeks long term capital appreciation by investing primarily in small-cap common stocks. This portfolio will emphasize small companies that are believed to be undervalued.

Maxim INVESCO Small-Cap Growth Portfolio seeks to achieve long-term capital growth. This portfolio will invest primarily in a diversified group of equity securities of emerging growth companies with market capitalizations of $1 billion or less at the time of initial purchase.

Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. This portfolio invests primarily in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission and traded in the U.S.

Maxim INVESCO Balanced Portfolio seeks high total return on investment through capital appreciation and current income. This portfolio invests 50% to 70% in common stocks and at least 25% in fixed income securities.

Maxim T. Rowe Price  Equity/Income  Portfolio seeks substantial  dividend income
and  also   capital   appreciation.   This   portfolio   invests   primarily  in
dividend-paying common stocks of established companies.

Maxim Value Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Value Index.1

Maxim Growth Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Growth Index.1

Maxim Loomis-Sayles Small-Cap Value Portfolio seeks long-term capital growth. This portfolio seeks to build a core small-cap portfolio of solid growth companies' stock with a small emphasis on companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.

Maxim Founders Growth & Income Portfolio seeks long-term growth of capital and income. This portfolio invests primarily in common stocks of large, well established, stable and mature companies, commonly known as "Blue Chip" companies.

Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term appreciation. This portfolio will invest primarily in a diversified portfolio of mid-cap companies emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company.

Profile Portfolios
Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.

Aggressive Profile Portfolio seeks long-term capital appreciation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize equity investments.

Moderately Aggressive Profile Portfolio seeks long-term capital appreciation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize equity investments, though income is a secondary consideration.

Moderate Profile Portfolio seeks long-term capital appreciation primarily through investments in other Maxim Series Fund, Inc. portfolios with a relatively equal emphasis on equity and fixed income investments.

Moderately Conservative Profile Portfolio seeks capital appreciation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize fixed income investments, and to a lesser degree equity investments.

Conservative Profile Portfolio seeks capital preservation primarily through investments in other Maxim Series Fund, Inc. portfolios that emphasize fixed income investments.

Fidelity Variable  Insurance  Products Fund and Variable  Insurance  Products II
Fund

Fidelity VIP Growth Portfolio seeks capital appreciation primarily by investing in common stocks.

Fidelity VIP II Contrafund Portfolio seeks long-term capital appreciation by investing primarily in common stocks. The fund invests its assets in securities of companies whose value its investment advisor believes is not fully recognized by the public.

Janus Aspen Series

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests in common stocks of companies of any size throughout the world.

SteinRoe Variable Investment Trust

Stein Roe Balanced Fund, Variable Series seeks high total investment return through investment in a changing mix of securities. The Portfolio's assets are allocated among equities, debt securities and cash.

The Alger American Fund

Alger American Balanced Portfolio seeks current income and long-term capital appreciation. This portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation.

Alger American MidCap Growth Portfolio seeks long-term capital appreciation. This portfolio focuses on midsize companies with promising growth potential.

Pioneer Variable Contracts Trust

Pioneer VCT Equity-Income Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Eligible Fund Investment Advisers

Maxim  Series  Fund,  Inc.  is advised by GW Capital  Management,  LLC.  8515 E.
Orchard  Road,   Englewood,   Colorado  80111,  a  wholly  owned  subsidiary  of
Great-West.

The Alger American Fund is advised by Fred Alger Management, Inc. 1 World Trade Center, New York, New York 10048.

Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products II Fund are advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.

The Janus Aspen Series is advised by Janus Capital Corporation, 100 Fillmore Street, Suite 300, Denver, Colorado 80206.

Pioneer Variable Contracts Trust is advised by Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109.

The SteinRoe Variable Investment Trust is advised by Stein Roe & Farnham Incorporated, One South Wacker Drive, Chicago, Illinois 60606.

Maxim Series Fund Sub-Advisers

GW Capital Management, LLC hires sub-advisers to manage the investment and reinvestment of assets of a number of the Maxim Series Fund, Inc. portfolios. These sub-advisers are subject to the review and supervision of GW Capital Management, LLC. and the board of directors of Maxim Series Fund, Inc.

Ariel Capital Corporation serves as the sub-adviser to the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio. Ariel is located at 307 N. Michigan Avenue, Chicago, Illinois 60601.

Founders Asset Management, Inc. serves as the sub-adviser of the Maxim Founders Growth & Income Portfolio. Founders is located at 2930 East Third Avenue, Denver, CO 80206.

INVESCO Capital Management, Inc. serves as the sub-adviser to the Maxim INVESCO ADR Portfolio. INVESCO Capital Management, Inc. is located at 1315 Peachtree Street, Atlanta, Georgia 30309.

INVESCO Funds Group, Inc. serves as the sub-adviser of the Maxim INVESCO Small-Cap Growth Portfolio and the Maxim INVESCO Balanced Portfolio. INVESCO Trust Company is located at 7800 E. Union Avenue, Denver, Colorado 80237.

Loomis, Sayles & Company, LP ("Loomis Sayles") serves as the sub-adviser to the Maxim Loomis Sayles Corporate Bond Portfolio and the Maxim Loomis Sayles Small-Cap Value Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.

Templeton Investment Counsel, Inc. serves as the sub-adviser of the Maxim Templeton International Equity Portfolio. Templeton is located at Broward Financial Centre, 500 East Broward Blvd, Suite 2100, Fort Lauderdale, Florida 33394.

T. Rowe Price Associates, Inc. serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-701-8255, or by writing to Great-West at D790 - Savings Communications, P.O. Box 1700, Denver, Colorado 80201-9952. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in an Investment Division.

THE GROUP CONTRACTS

Group Contract Availability

The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement plans. We issue the Group Contract in connection with: o 401(a) Plans; o 401(k) Plans; o 403(b) Plans; o 457 (b) or
(f) Plans o 415(m) Plans; and o NQDC Plans The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Policyholder has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other Plans, Participants have only those rights that are specified in the Plan.

Purchasing an Interest in the Group Contract

Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Policyholder. If you are eligible to participate in the plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Policyholder, as applicable or a BCE representative. Your application will be forwarded to us for processing. Please consult with your employer or the Group Policyholder, as the case may be, for information concerning your eligibility to participate in the plan and the Group Contract.

Contributions

Your employer will send us contributions on your behalf. There is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date.

Participant Annuity Account

When we approve your application we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through KeyTalk(R) or via the Internet.


ACCUMULATION  PERIOD

Application and Initial Contribution

For 403(b) Plans (other than employer-sponsored plans):

If your application is complete, we will allocate your initial Contributions to the Investment Divisions according to the instructions in your application within two business days of receipt at our Administrative Offices. If your application is incomplete, we will immediately place your initial Contributions in the Maxim Money Market Investment Division while we try to complete the application. Upon completion of your application, the initial Contribution will be allocated to the Investment Divisions according to your instructions in the application. If your application remains incomplete after 105 days we will return your Contribution along with investment earnings (if any).

For all other plans:

If your application is complete we will allocate your initial Contributions to the Investment Divisions pursuant to instructions in your application, within two business days of receipt at our Administrative Offices. If your application is incomplete, we will contact you or the Group Policyholder to obtain the missing information. If your application remains incomplete for five business days, we will immediately return your Contributions. If we complete an application within five business days of our receipt of the incomplete application, we will allocate your initial Contribution within two business days of the application's completion in accordance with your allocation instructions. However, if your application is incomplete solely because you have not provided complete allocation instructions, we will consider the application to be complete if the Group Policyholder has directed us to allocate your initial Contribution to a specified Investment Division or Fixed Option as authorized by the specific retirement plan.


Free Look Period

Under certain Group Contracts issued in connection with a 403(b) Plan, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of GWL&A within 10 days after GWL&A receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value.



Subsequent Contributions

We  will  allocate   subsequent   Contributions   according  to  the  allocation
instructions you provided in the application. We will allocate Contributions on the Valuation Date we receive them.

You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date we receive your request at our Administrative Offices. Once you change your allocation instructions, those instructions will be effective for all subsequent Contributions until changed.

Participant Annuity Account Value

Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution to an Investment Division by that Investment Division's Accumulation Unit value. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division's Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division's Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division's assets is determined at the end of each Valuation DateOn the day after Thanksgiving, you can only submit transaction Requests by KeyTalk(R) or through the Internet.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.

Making Transfers

Prior to your Annuity Commencement Date, you can Transfer your Participant Annuity Account Value among the Investment Divisions and the Fixed Options subject to the following limitations:

           You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Investment Divisions and/or the Daily Interest Guaranteed Fixed Option at any time by Request.


           You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Guaranteed Certificate Funds Fixed Options only at Certificate maturity by Request. (See your Group Contract for more information.)

           You may Transfer all or a portion of your Participant Annuity Account into the Guaranteed Fixed Fund (GFF) at any time. However, the percentage available for Transferring out of the GFF will range from 20% to 100% of the previous December 31 account balance. (See your Group Contract for more information.)

Your Request must specify:
o        the amounts being transferred,

o the Investment Division(s) or Fixed Options from which the Transfer is to be made, and o the Investment Division(s) or Fixed Options that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers.


You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, and for any reason. Withdrawals are not permitted by telephone.


A Transfer will take effect on the later of the date designated in the Request or the Valuation Date that we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Group Contract for more information.


We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the negative effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

Although you are permitted to make transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds. Automatic Custom Transfers

Dollar Cost Averaging

Dollar cost averaging allows you to make systematic Transfers from one Investment Division to another Investment Division. It does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using dollar cost averaging.

If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from the annuity.

Dollar cost averaging Transfers must meet the following conditions:

The minimum amount that can be Transferred out of an Investment Division is $100 per month.

You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) the percent of the dollar amount to be allocated to each Investment Division into which you are transferring money. The Accumulation Unit values will be determined on the Transfer date.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time for any reason.

Rebalancer

Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from the annuity.

Rebalancer Transfers must meet the following conditions:

Your entire Variable Account Value must be included.


You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.


You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Loans

Loans are not available under 415(m), NQDC 457(b) or 457(f) Plans.

Under 401(a), 401(k) or 403(b) Plans, loans may be available under your Group Contract.

  Consult your employer or Group Policyholder, as the case may be, for complete details.

Total and Partial Withdrawals

You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date.

The right to a total or partial withdrawal is subject to any limitations or restrictions contained in the underlying retirement plan.

When we receive a Request for a partial withdrawal 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by up to 30 days.

A Request for partial withdrawal must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made.


The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at our Administrative Offices.


Withdrawal proceeds attributable to the Investment Divisions will generally be paid by us within seven days of the Valuation Date on which we process your Request, though payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.

After a total withdrawal of your Participant Annuity Account Value or at any time such value is zero, all of your rights under the Group Contract will terminate.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request will be denied and will not be processed.


There are additional conditions that apply to a partial or total withdrawals of your Guaranteed Account Value. Certain restrictions apply to partial or total withdrawal under a Group Contract issued in connection with a 403(b) Plan. (See "Federal Tax Consequences:

403(b) Plans.")

You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See "Charges and Deductions"). In addition, there may be certain tax consequences to you when you make withdrawals. (See "Federal Tax Consequences.")

Cessation of Contributions

In the future, either GWL&A or the Group Policyholder may determine that no further Contributions will be made under the Group Contract. Should this occur, then GWL&A or the Group Policyholder, as applicable, shall provide the other party 60 days written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation). After cessation of Contributions, GWL&A shall continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.

In the event that a Date of Cessation is declared and the Group Contract is terminated, the Group Policyholder must, by Request, elect one of the following Cessation Options:

         Cessation Option (1):

         GWL&A will maintain each Participant Annuity Account until it is applied to a payment option. A contingent deferred sales charge, if applicable, will apply to Transfers to Other Companies.

         Cessation Option (2):

         GWL&A will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Policyholder or a person designated in writing by the Group Policyholder as the successor provider of the Group Policyholder's plan. GWL&A will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts as of the Date of Cessation to either the Group Policyholder or a person designated in writing by the Group Policyholder as the successor provider of the Group Policyholder's plan, in 20 equal quarterly installments.

o        Cessation Option (3):

          In the event of an early termination under certain Group Contracts with a Guaranteed Fixed Fund option, GWL&A will pay the Variable Account Values in accordance with the procedure described in Cessation Option (2). GWL&A will pay the Guaranteed Fixed Fund Values within 30 days of the Date of Cessation in accordance with the terms of the Guaranteed Fixed Fund rider to the Group Contract.


If the Group Policyholder has not elected a cessation option within thirty (30) days of the Date of Cessation, Cessation Option (1) will be deemed to have been elected for Group Contracts without a Guaranteed Fixed Fund rider.

CESSATION OPTIONS (2) AND (3) MAY NOT BE AVAILABLE IN ALL GROUP CONTRACTS.

Death Benefit

Payment of Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.


         If you die prior to age 70, the death benefit will be the greater of: (1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax.


         If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes.

You designate the beneficiary to whom the death benefit will be paid.

Your beneficiary may elect to receive the death benefit:

under any of the Annuity Payment Options,

as a lump-sum payment, or

as a partial lump-sum payment with the balance applied toward an Annuity Payment Option.

Your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, a lump-sum payment to your beneficiary will be made.

Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at GWL&A's Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.

Distribution of the Proceeds

If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of GWL&A's receipt of such election and adequate proof of death.

If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.

We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the Investment Company Act of 1940.

You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

         if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;

         if any primary beneficiary dies before the Participant, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;

         if there is no surviving  primary  beneficiary,  the  Participant
           Annuity   Account  Value  will  pass  to  any  surviving   contingent
           beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;

         if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass to the Participant's estate.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Policyholder, as the case may be, or your BCE representative to determine the actual charges and deductions which are applicable to your Group Contract.

Contract Maintenance Charge

We may deduct a Contract  Maintenance Charge from your Participant Annuity
   Account of not more than $30 on the first Valuation Date of each calendar year.

If your Participant Annuity Account is established after that date, the Contract Maintenance Charge will be deducted on the first day of the next quarter and will be pro-rated for the year remaining.

The  deduction  will be  pro-rated  between your  Variable and  Guaranteed
Account.

No refund of this charge will be made.

The Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of no less than 12 months and up to 15 months, depending on the date you began participating under the Group Contract.

This Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.


Contingent Deferred Sales Charge

Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months ("Certain Periodic Payments"), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge ("CDSC"). The amount of the CDSC depends on the type of Plan, and the Group Contract, in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.

Depending upon the Group Contract in which you participate, the CDSC will be based on one of the four levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.

While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, in no event will the amount of a CDSC exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Policyholder, as the case may be, or your BCE representative.

Level 1: 6% Capped Contingent Deferred Sales Charge

The contingent deferred sales charge for Level 1 Group Contracts will be an amount equal to 6% of:

       the amount of the total or partial withdrawal

       the amount Transferred to Other Companies; or

       the amount of Certain Periodic Payments


The maximum contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.


Level 2: 5% Level Charge for 5 Years

The contingent deferred sales charge for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in the your sixth year of participation or later, you will incur no contingent deferred sales charge.


Level 3: 5% Decreasing Charge
The contingent deferred sales charge for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies or amount of Certain Periodic Payments based on the table below: Years of participation in The applicable this Group Contract percentage shall be 0-4 years 5% 5-9 years 4% 10-14 years 3% 15 or more years 0%

Level 4:  6% Contract Termination Decreasing Charge

The contingent deferred sales charge for Level 4 Group Contracts will be an amount equal to the percentage of the amount withdrawn or Transferred to Other Companies at the termination of the Group Contract, based on the table below:

Years since Issuance         The applicable percentage
of the Group Contract      shall be
-----------------------------------
0-1 Year                            6%
2 Years                             5%
3 Years                             4%
4 Years                             3%
5 Years                             2%
6 Years                             1%
7 Years                             1%
More than 7 Years                   0%

There is no Contingent Deferred Sales Charge Free Amount for Level 4 Group Contracts.

Level 5:  No Contingent Deferred Sales Charges

Under Level 5 Group Contracts we do not assess any contingent deferred sales charge.

Additional Contingent Deferred Sales Charges:

If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-5 above) will apply in addition to the following charges:

         an  amount  equal to a  percentage  of the amount of the total or partial withdrawal , Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in the both the exchanged annuity contract and the Group Contract as illustrated below:





Number of Years of Participation     Applicable Percentage
in Both the Exchanged Annuity
Contract and this Group Contract
                                   --------------------------
----------------------------------
Less than 5 Years                             6%
More than 5Years but less than                5%
10 Years
More than 10 Years                            4%

The additional contingent deferred sales charge applies only to amounts attributable to your fixed annuity contract on the date you exchanged that contract for an interest in the Group Contract (the "Exchanged Amount"). Thus the additional contingent deferred sales charge does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions and earnings on the Exchanged Amount. The charge will not be assessed unless and until the foregoing have been depleted.
The contingent deferred sales charges applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract do not ever decrease below 4%.

Contingent Deferred Sales Charge Free Amount

You may be eligible for a Contingent Deferred Sales Charge "Free Amount."

         The Contingent Deferred Sales Charge "Free Amount" is an amount against which the Contingent Deferred Sales Charge will not be assessed.

         The "Free Amount" shall not exceed 10% of the Participant Annuity
           Account Value at December 31 of the previous calendar year and will be applied on the first distribution, payment or Transfer to Another Company made in that year.

All additional distributions, payments or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any "Free Amount."

General Provisions Applicable to the Contingent Deferred Sales Charge.

The contingent deferred sales charge is deducted from your payment. Thus, for example (assuming a 6% contingent deferred sales charge):

         If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% contingent deferred sales charge) you would receive a payment of $94.

The Contingent Deferred Sales Charge will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

The Contingent Deferred Sales Charge is paid to GWL&A to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and, in such event, the Contingent Deferred Sales Charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

            size of the prospective group,

i        projected annual Contributions for all   Participants in the group,

   frequency of projected withdrawals,

o        type and frequency of administrative and sales services provided,

o level of contract maintenance charge, administrative charge and mortality and expense risk charge,

o        type and level of communication services provided, and

o        number and type of plans.

We will notify a prospective purchaser of its eligibility for a reduction of the Contingent Deferred Sales Charge prior to the acceptance of an application for coverage.

It is possible that the Contingent Deferred Sales Charge will not be sufficient to enable GWL&A to recover all of its distribution expenses. In such case, the loss will be borne by GWL&A out of its general account assets.

Mortality and Expense Risk Deductions

We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.

Depending on the terms of your Group Contract, we may assess this charge as:

         1) a daily deduction from the assets of each  Investment  Division (the
         "Daily  M&E  Deduction");   or  2)  a  periodic   deduction  from  your
         Participant Annuity Account Value (the "Periodic M&E Deduction")

You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer, or Group Policyholder, as the case may be, or your BCE representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.

The Daily M&E Deduction

The Daily M&E Deduction is a charge we deduct from each Investment Division's Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Currently there are six annual rates as set forth in Appendix B. Additional rates may be created in the future. Only one rate will apply to your Group Contract.

We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.

Periodic M&E Deduction

Unlike the Daily M&E Deduction, which is deducted from each Investment Division's Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the accumulation period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Sub-Account and Variable Sub-Account Values whereas the Daily M&E Deduction is assessed only against your Variable Sub-Account Value.

Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.

For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.

The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.


After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)


You should know that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.

Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that you can be sure that neither the person receiving payment's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Contract.

We bear substantial risk in connection with the death benefit before the Annuity Commencement Date, since we bear the risk of unfavorable experience in your Variable Sub-Accounts, see "Death Benefit" for additional information.

The expense risk assumed is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.

In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

         size of the prospective group,
         projected annual Contributions for all Participants in the group, frequency of projected distributions, type and frequency of administrative and sales services provided, and level of contract maintenance charge, administrative charge and contingent deferred sales charge.

GWL&A will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

Premium Tax Deductions

GWL&A presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Annuity Account or the Series Account. GWL&A reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead of GWL&A making the Premium Tax payments. Notice will be given to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds

The net asset value of the Eligible Funds reflect the deduction of the Eligible Funds' fees and deductions. You bear these costs indirectly when you allocate to an Investment Division.


PERIODIC PAYMENT OPTIONS


You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any.

         A periodic payment option may not be used to effect Transfers under Revenue Ruling 90-24 for 403(b) Plan Participants.

         All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

         The payment frequency of either 12-, 6-, 3- or 1-month intervals A payment amount--a minimum of $50 is required The calendar day of the month on which payments will be made One payment option To allocate your payments from your Variable and/or Guaranteed
Sub-Account(s) as follows:
                  prorate  the amount to be paid across all Variable and
                Guaranteed  Sub-Accounts  in proportion to the assets in
                    each sub-account, or
                  select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.

           Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.


You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a 457 plan in which case you may not elect to change the withdrawal option and/or the frequency of payments.


While periodic withdrawals are being received:

         You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
         You may keep the same investment options as were in force before periodic payments began. Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
                  we will not deduct a Contingent Deferred Sales Charge to periodic payments lasting a minimum of 36 months. we will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account.

Periodic payments will cease on the earlier of the date:

         the amount elected to be paid under the option selected has been reduced to zero.
         the Participant Annuity Account Value is zero.
         You Request that withdrawals stop (457 plan participants may not elect to cease withdrawals).
         You die.


If you choose to receive payments from the Group Contract through periodic payments, you may select from the following payment options.

Option 1--Income for a specified period (at least 36 months)

You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.

Option 2--Income of a specified amount (at least 36 months)

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.

Option 3 - Interest Only


Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1/2 years of age. This option is not available to 457 participants.


Option 4 - Minimum Distribution.


Minimum distributions are not available for 457 participants. For all other plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).


If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).

If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and to the 10% penalty tax. Retirement plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

ANNUITY PAYMENT OPTIONS

An Annuity Commencement Date and the form of annuity payments may be elected at any time during the Accumulation Period.

Under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than:

         April 1 of the calendar year following the later of either the calendar year in which the Participant attains age 70 1/2; or the calendar year in which the Participant retires.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with GWL&A.

Under 457(f), 415(m) and NQDC retirement programs, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Options changed, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which GWL&A may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed or combination basis. More than one Annuity Option may be elected. If no Annuity Option is elected, the Group Contracts automatically provide for variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the Guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option No. 1: Life Annuity

This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

Option No. 2: Life Annuity with Payments Guaranteed for Designated Periods

This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed-dollar payment basis.

Option No. 3: Joint and One-Half Survivor

This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.


Option No. 4: Income of Specified Amount (available only as fixed-dollar payments)

Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected; provided that the annuity payment period is not less than 36 months.


Option No. 5: Income for Specified Period (available only as fixed-dollar payments)

Under this Option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option  No.  6:  Systematic   Withdrawal   Payment  Option  (available  only  as
fixed-dollar payments)

Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. There are charges and restrictions which apply. (See the "Systematic Withdrawal Payment Option Rider" to the Group Contract for more information).

Variable Annuity Payments

Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.

Annuity Units

We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.

Amount of First Payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option.

For annuity options involving life income, the actual age and/or sex of the annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.

Amount of Payment after the First Payment

Payments after the first will vary depending upon the investment experience of the Investment Divisions. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date;
(ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater, however, if GWL&A is using a more favorable table as of a Participant's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.

Transfer to Effect Annuity Option Elected

If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, a Request to Transfer must be received at GWL&A's Administrative Office prior to your Annuity Commencement Date. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the Request to Transfer can be submitted by the beneficiary or payee after the death of the Participant.

Transfer After the Annuity Commencement Date

Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Proof of Age and Survival

GWL&A may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant, or beneficiary, as applicable has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.

Frequency and Amount of Annuity Payments

Variable annuity payments will be paid as monthly installments; Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity option will be less than $50, GWL&A may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Option is less than $2,000, GWL&A may pay it in one lump sum. The maximum amount that may be applied under any Annuity Option without the prior written consent of GWL&A is $1,000,000.

Other Restrictions

Once payments start under the annuity form you select:

         no changes can be made in the annuity form, no additional Contributions will be accepted under the Contract and no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of federal income tax considerations relating to the Group Contracts and is not intended as tax advice. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you're concerned about these tax implications you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under a 401(a), 401(k), 403(b), 457(b) or (f), 415(m) or NQDC Plan.


Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general. A Participant is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs by withdrawing all or part of the Participant Annuity Account Value (for example, withdrawals or annuity payments under the annuity payment option elected). However, under certain circumstances, a Participant may be subject to taxation currently. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

Currently, none of the amounts contributed to a 457(b) or (f), 415(m) or NQDC Plan constitute cost basis in the contract. Thus, all amounts distributed to Participants from a 457(b) or (f), 415(m) or NQDC Plan are taxable at ordinary income rates. No special averaging rules apply to distributions from 403(b), 457(b) or (f) or 415(m) Plans.


If a Group Contract will be held by a taxable employer (e.g., a sole proprietorship, partnership or corporation), the investment gain on the Group Contract is included in the entity's income each year. This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b) or (f) or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. If this Group Contract is intended to be held by a taxable employer that entity may wish to discuss these matters with a competent tax adviser.


401(a) Plans

Section 401(a) of the Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Generally, the total amount of employer and employee Contributions which can be contributed to all of the employer's qualified plans is limited to the lesser of $30,000 or 25% of a Participant's compensation as defined in Section 415 of the Code. Distributions from the plan are subject to the restrictions contained in the plan document and the Code. Participants should consult with their employer or employee organization as to the applicability of the above limitations and restrictions to their plan.


401(k) Plans


Section 401(k) of the Internal Revenue Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to $7,000 per year (adjusted for cost-of-living increases). Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by the Participant to a 403(b) Plan, to a simplified employee pension or to a SIMPLE retirement account. For 2000, the total amount of elective deferrals which can be contributed to all such plans is $10,500. The contribution limits in Section 415 of the Internal Revenue Code also apply. The amount which a highly compensated employee may contribute may be further reduced to enable the plan to meet the discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.


Pre-tax amounts deferred into the plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the plan. Employee Contributions and earnings may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, separates from service or suffers a genuine financial hardship meeting the requirements of the Internal Revenue Code. Restrictions apply to the amount which may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer's plan.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

403(b) Plans

Tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code and public educational organizations are permitted to purchase 403(b) Plans for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed three separate, yet interrelated contribution limitations.

the exclusion allowance described in Section 403(b)(2) of the Internal Revenue Code;

         the contribution limit in Section 415 of the Internal Revenue Code; and

         the elective deferral limitation in Section 402(g) of the Internal Revenue Code.

Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension or a SIMPLE retirement account. For 2000, the total amount of elective deferrals which can be contributed to all such plans is $10,500. Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until received by the Participant or his beneficiary.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

         Pre-1989 Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t) of the Code.


         Post-1988 Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant:


                   dies,

                  becomes disabled,

                  separates from service or

                  suffers  a  genuine   financial   hardship  meeting  the
                    requirements of the Code. Restrictions apply to the amount which may be distributed for financial hardship.

457(b) Plans

Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation plan for its employees and independent contractors. Non-governmental tax-exempt organizations may establish eligible deferred compensation plans only for a select group of management or highly compensated employees without violating the funding requirements of ERISA.

Federal income tax is deferred on Contributions to a 457(b) Plan to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of $7,500 (as adjusted for cost-of-living increases) or 33 1/3% of a Participant's includable compensation. For 2000, the maximum amount that maybe contributed is $8,000. Any elective deferral amount excluded from gross income by a Participant under 401(k) Plan, 403(b) Plan, a simplified employee pension, or to a SIMPLE retirement account for the taxable year must be treated as an amount deferred under the 457(b) Plan. Amounts contributed are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until received by or made available to the Participant or his beneficiary.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income. Excess amounts which are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Contributions and earnings may not be distributed prior to the calendar year in which the Participant attains age 70 1/2, unless the Participant, separates from service or suffers a genuine unforeseeable emergency meeting the requirements of the Code and plan document. Restrictions apply to the amount which may be distributed for unforeseeable emergency.

457(f) Plans

Section 457(f) of the Code allows state and local governmental employers to establish and maintain a nonqualified deferred compensation plan, and allows tax-exempt organizations to establish and maintain a nonqualified deferred compensation plan for a select group of management or highly compensated employees under Internal Revenue Code Section 457(f).


A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified plan until the tax year in which the Contributions are no longer subject to a substantial risk of forfeiture as provided in the underlying plan document.


The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable to the Participant until made available to the Participant or his beneficiary as provided in the underlying plan document.

Distributions from the 457(f) Plan are subject to the provisions of the underlying plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit plan for employees whose benefits are limited by the qualified plan contribution and benefit limits under either
Section 415 or Section 457 of the Code.

A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit plan until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable to the Participant until made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.

Distributions from the 415(m) Plan are subject to the provisions of the underlying plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a nonqualified deferred compensation plan (NQDC) plan for a select group of management or highly compensated employees under a NQDC Plan.

A Participant in a NQDC Plan is not subject to federal income tax on Contributions to the NQDC Plan until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying nonqualified deferred compensation plan document.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable to the Participant until made available to the Participant or his beneficiary as provided in the underlying nonqualified deferred compensation plan document.

Distributions from the NQDC Plan are subject to the provisions of the underlying plan.

Under 457(f), 415(m), and NQDC Plans, if the employer is subject to taxation, the employer may not take a deduction for a Contribution until the year in which Contribution is included in the gross income of the employee.

Portability

When the Participant is eligible to take a distribution from a 401(a), 401(k) or 403(b) Plan, eligible rollover distributions may be rolled over to an IRA or another qualified plan or 403(b) annuity contract or custodial account as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made.


For 403(b) Plans only, Revenue Ruling 90-24 allows participants to transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation. If the 403(b) Plan is employer-sponsored, transfers under Revenue Ruling 90-24 may be restricted to 403(b) providers approved by the plan sponsor.


Amounts distributed from a NQDC, 457(b) or (f) or 415(m) Plan cannot be rolled over to an IRA or a qualified plan or 403(b) Plan.

Required Beginning Date/Required Minimum Distributions

Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

         the calendar year in which  the Participant attains age 70 1/2; or

         the calendar year in which the Participant retires.

All amounts in a 401(a), 401(k) and 457(b) Plan and amounts accruing after December 31, 1986 under a 403(b) Plan must be distributed in compliance with the minimum distribution requirements. All distributions, regardless of when the amounts accrued, must satisfy the "incidental benefit" or "minimum distribution incidental benefit" rule. If the amount distributed does not meet the minimum requirements, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex, and the Participant should seek the advice of a competent tax adviser.

Federal Taxation of Distributions

All payments received from a 401(a), 401(k) or 403(b) Plan are normally taxable in full as ordinary income to the Participant. Since premiums derived from salary reduction have not been previously taxed to the Participant, they cannot be treated as a cost basis for the contract. The Participant will have a cost basis for the contract only when after-tax Contributions have been made.

If the Participant takes the entire value in his Participant Annuity Account in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income.

         Special averaging treatment is currently available for lump sum distributions from only 401(a) and 401(k) Plans for tax years beginning before December 31, 1999.

         A  "10-year  averaging"   procedure  may  also  be  available  to
individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, a competent tax adviser should be consulted.

Amounts received before the annuity starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis for his contract receives life annuity or installment payments, the cost basis will be recovered from the payments under the annuity rules of
Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

All amounts received from a 457(b) or (f), 415(m) or NQDC Plan, whether in the form of total or partial withdrawals or annuity payments are taxed in full as wages to the Participant in the year distributed.

Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and subject to an additional tax equal to 10% of the amount of the distributions which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax may not apply to distributions:

         (1) made to a beneficiary on or after the death of the Participant; (2) attributable to the Participant's being disabled within the meaning of Code Section 72(m)(7); (3) made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or life expectancies of the Participant and his designated beneficiary;
         (4) made to a Participant on account of separation from service after attaining age 55; (5) properly made to an alternate payee under a qualified domestic relations order; (6) made to an Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care;

         (7) timely made to correct an excess aggregate contribution; (8) timely made to reduce an excess elective deferral; or
(9)      made subject to an IRS levy imposed on the plan.


If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

         the Participant reaching age 591/2or,

         within five years of the date of the first payment,

Then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not apply to distributions from a 457(b) or (f), 415(m) or NQDC Plans.

If the amount distributed during a tax year is less than the minimum required distribution, there is an additional tax imposed on the Participant equal to 50% of the amount that the distribution made in the year falls short of the required amount, as set forth in Section 4974 of the Code.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant's death must be made pursuant to the rules contained in
Section 401(a)(9) of the Code and the regulations thereunder. Distributions from a 457(b) Plan must also meet the requirements under Section 457(d) of the Code. Generally, if the Participant dies while receiving annuity payments or other required minimum distributions under the plan and before the entire interest in the account has been distributed, the remainder of his interest must be distributed to the beneficiary at least as rapidly as under the method in effect as of the Participant's date of death.

If the Participant dies before payments have begun, his entire interest must generally be distributed within five (5) years after the date of death. This five year rule applies to all non-individual beneficiaries.

However, if an individual other than the surviving spouse has been designated as beneficiary, payments may be made:

         over the life of that individual or

     over a period not extending beyond the life expectancy of the beneficiary so long as payments begin on or before December 31 of the year following the year of death.

If the beneficiary is the Participant's spouse, distributions are not required to begin until:

         the date the employee would have attained age 70 1/2.

         If  the  spouse  dies  before   distributions  begin,  the  rules
           discussed above will apply as if the spouse were the employee.

Participants and beneficiaries should seek competent tax or legal advice about the tax consequences of distributions.

Federal Income Tax Withholding

Effective January 1, 1993, certain distributions from 401(a), 401(k) and 403(b) Plans are defined as "eligible rollover distributions."

         Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another qualified plan or Section 403(b) annuity contract or custodial account, as applicable.

         With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

All amounts distributed are tax reported on Form 1099-R.

Distributions to a Participant from a 457, 415(m) or NQDC Plan retain their character as wages and are tax reported on Form W-2. Federal income taxes must be withheld under the wage withholding rules. Participants cannot elect not to have federal income tax withheld. Payments to beneficiaries are not treated as wages and are tax reported on Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.

Seek Tax Advice

The above discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax adviser should be consulted for further information.

PERFORMANCE RELATED INFORMATION

From time to time, we may advertise yields and average annual total returns for the Investment Divisions. In addition, we may advertise the effective yield of the Maxim Money Market Investment Division. We may advertise both standardized and non-standardized performance data for the Investment Divisions. All performance information will be based on historical information and is not intended to indicate future performance.

The yield of the Maxim Money Market Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified 7-day period. It is calculated by assuming that the income generated for that seven-day period is generated each 7-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

The yield calculations do not reflect the effect of any Contingent Deferred Sales Charge or any Premium Tax that may be applicable to the Group Contract. To the extent that any Contingent Deferred Sales Charge or Premium Taxes are applicable to the Group Contract, the yield of that Investment Division will be reduced. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.

    Investment Division        Yield      Effective
                                            Yield

    Maxim Money Market         4.01%        4.15%


Average annual total return quotations represent the average annual compounded rate of return that would equate to an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) on the last day of each period for which total return quotations are provided.

The following table illustrates standardized and non-standardized average annual total return for the one, five and ten year periods (or the period since inception, as appropriate) ended December 31, 1999. The standardized data reflect the deduction of the Level 1 Contingent Deferred Sales Charge and the highest level of all other fees and charges under the Group Contract that would be imposed upon a total withdrawal, and are calculated from the inception date of the Investment Division. The non-standardized data reflect the deductions of all fees and charges under the Group Contract, and are:
         shown without the effect of any Contingent Deferred Sales Charges imposed upon a total withdrawal of your interest in the Group
            Contract, and are calculated from the inception date of the Investment Division;
         shown  with the effect of the Level 1 Contingent  Deferred  Sales
            Charges imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division; and
         shown without the effect of any Contingent Deferred Sales Charges imposed upon a total withdrawal of your interest in the Group Contract, and are calculated from the inception date of the Eligible Fund and includes periods preceding the inception date of the corresponding Investment Division.

Following the tables is a chart, which lists the inception dates of the Investment Divisions and their corresponding Eligible Funds.

AVERAGE ANNUAL TOTAL RETURNS

The following table illustrates Average Annual Total Return assuming a Level 1 Contingent Deferred Sales Charge, a $30 Contract Maintenance Charge and a 1.25% Mortality and Expense Charge

  INVESTMENT                  After                   After         Before                      Before             After
   DIVISION        Before        CDSC     Before          CDSC          CDSC      After             CDSC              CDSC
                                 1           CDSC        5            10             CDSC        10 Years or        10 Years
                    CDSC       Year          5         Years      Years or if   10 Years    if Less, Life of    or if Less,
                       1                  Years                  Less, Life of  or if            Underlying       Life of
                    Year                                                        Less,               Fund
                                                                  Investment    Life of        Portfolio         Underlying
                                                                      Division  Investment                          Fund
                                                                                                                 Portfolio
                                                                                Division

Maxim Templeton
International
  Equity                       22.29%         9.01%     8.15%           8.28%      8.25%             8.36%          8.36%
                    8.29%
Maxim INVESCO ADR              15.14%                  14.16%           14.51%   13.82%             14.04%          13.36%
                    1.14%                 14.86%
Janus Aspen Series
 Worldwide Growth               56.39%                  31.53%           42.70%    39.61%            28.09%          28.09%
                    2.39%                 31.96%
Maxim INVESCO
Small-Cap Growth                72.52%                     31.28%        30.65%    30.27%            30.67%          30.29%
                    8.52%                 31.68%

Maxim Loomis-Sayles
 Small-Cap Value                -7.71%                     13.25%        -1.19%    -3.85%            12.90%          12.19%
                    1.71%                 13.97%
Maxim Index 600                 4.45%                      11.98%        9.36%      9.36%             9.41%          9.41%
                    10.45%                 12.73%
Maxim Ariel
Small-Cap Value                -12.98%                     9.97%         10.54%     9.76%             8.63%          8.63%
                    6.98%                 10.78%
Maxim T. Rowe
Price MidCap Growth             17.05%          N/A         N/A          21.21%    19.20%            21.73%          19.92%
                    3.05%
Alger American
MidCap Growth                  24.26%                  24.07%           25.33%    19.33%            21.79%          21.79%
                     30.26%                 24.57%
Maxim Ariel
Mid-Cap Value                     -7.00%                  13.05%           13.06%    13.06%            13.06%          13.06%
                     -1.00%                 13.78%
Fidelity VIP Growth               29.73%                     27.68%        18.34%    18.34%            18.34%          18.34%
                      35.73%                 28.13%
Maxim Founders
Growth & Income                  7.58%           N/A         N/A          15.36%    13.21%            12.90%          10.88%
                       13.58%
Maxim Growth Index                19.29%                     28.00%        28.56%    26.70%            23.10%          23.10%
                       25.29%                 28.44%
Maxim Stock Index                 12.24%                     25.02%        15.37%                      15.37%            15.37%
                      18.24%                 25.51%                                 15.37%
Maxim T. Rowe Price
Equity-Income                     -3.91%                     16.11%        16.66%    16.03%            15.83%          15.20%
                       2.09%                  16.76%
Pioneer VCT
Equity-Income                      -6.28%          N/A         N/A          -2.11%    -8.11%            17.14%          16.46%
                       -0.28%
Maxim Value Index                    3.99%                      20.96%        14.41%    12.24%            16.87%          16.87%
                        9.99%                  21.51%
Fidelity VIP II
Contrafund                         N/A         N/A          26.96%    26.48%            26.14%          25.66%
                       22.71%     16.71%
Maxim INVESCO
 Balanced                          9.28%        N/A         N/A          18.25%    16.92%            17.75%          16.46%
                       15.28%
Stein Roe Balanced,
 Variable Series                  5.23%                   14.38%        11.55%    11.32%            11.55%          11.32%
                        11.23%                 15.07%
Alger American Balanced                                      21.51%        12.35%    12.35%            12.35%          12.35%
                        27.60%     21.60%      22.06%
Maxim Bond Index                                  5.20%       4.21%         0.44%     -5.56%             4.06%          4.06%
                        -1.58%     -7.58%
Maxim Bond                                       5.14%       4.13%         5.36%      5.36%             5.36%          5.36%
                       -1.52%     -7.52%
Maxim Loomis-
Sayles Corporate Bond                                      9.71%         10.31%     9.51%             9.81%          9.01%
                        3.56%      -2.44%      10.53%
Maxim U.S. Government
 Securities                       -6.95%         5.75%     4.77%           6.03%                        6.03%            6.03%
                        -0.95%                                                         6.03%
Maxim Aggressive
Profile                          14.69%          N/A       N/A            14.26%    11.98%            15.73%          13.55%
                       20.69%
Maxim Moderately
Aggressive Profile I             14.91%          N/A       N/A            13.78%    11.48%            14.75%          12.54%
                       20.91%
Maxim Moderate
Profile I                        9.34%           N/A       N/A            10.74%     8.36%            11.90%          9.62%
                       15.34%
Maxim Moderately
Conservative Profile I           1.32%           N/A       N/A            6.55%      4.06%             7.70%          5.30%
                         7.32%
Maxim Conservative
Profile I                        -2.12%          N/A       N/A            5.38%      2.85%             5.45%          2.98%
                                                3.88%


The following table sets forth the inception date of each Investment Division and the inception date of the corresponding Eligible Fund.

              INVESTMENT DIVISION                     Eligible Fund Inception Date                Investment Division
                                                                                              Inception In Series Account
Maxim Money Market                                       February 25, 1982                        October 5, 1984
Maxim Bond                                               July 1, 1982                             October 5, 1984
Maxim Stock Index                                        July 1, 1982                             October 5, 1984
Maxim U.S. Government Securities                         April 4, 1985                            August 1, 1992
Maxim Index 600                                          December 1, 1993                         January 3, 1994
Maxim Ariel Mid-Cap Value                                December 31, 1993                        January 3, 1994
Maxim Templeton International Equity                     December 1, 1993                         January 3, 1994
Maxim Loomis-Sayles Corporate Bond                       November 1, 1994                         November 1, 1994
Maxim Ariel Small-Cap Value                              December 1, 1993                         November 1, 1994
Maxim INVESCO ADR                                        November 1, 1994                         November 1, 1994
Maxim INVESCO Small-Cap Growth                           November 1, 1994                         November 1, 1994
Maxim INVESCO Balanced                                   October 1, 1996                          October 31, 1996
Maxim T. Rowe Price Equity/Income                        November 1, 1994                         November 1, 1994
Maxim Value Index                                        December 1, 1993                         September 11, 1997
Maxim Growth Index                                       December 1, 1993                         September 11, 1997
Maxim Loomis-Sayles Small-Cap Value                      November 1, 1994                         September 11, 1997
Maxim Founders Growth & Income                           June 30, 1997                            September 11, 1997
Maxim T. Rowe Price MidCap Growth                        June 30, 1997                            September 11, 1997
Maxim Aggressive Profile                                 September 11, 1997                       September 11, 1997
Moderately Aggressive Profile                            September 11, 1997                       September 11, 1997
Moderate Profile                                         September 11, 1997                       September 11, 1997
Maxim Moderately Conservative Profile                    September 11, 1997                       September 11, 1997
Maxim Conservative Profile                               September 11, 1997                       September 11, 1997
Fidelity VIP Growth                                      October 9, 1986                          March 1, 1994
Fidelity VIP II Contrafund                               November 5, 1998                         January 3, 1995
Janus Aspen Series, Worldwide Growth                     September 13, 1993                       June 1, 1998
Stein Roe Balanced, Variable Series                      January 1, 1989                          June 1, 1998
Pioneer VCT Equity-Income                                March 1, 1995                            September 13, 1999
Alger American Balanced                                  September 5, 1989                        September 13, 1999
Alger American MidCap Growth                             May 3, 1993                              September 13, 1999
Maxim Bond Index                                         December 1, 1992                         September 13, 1999

VOTING RIGHTS

To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Group Policyholder under all other plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.

The number of votes which are available will be calculated separately for each Variable Sub-Account. That number will be determined by applying the Participant's percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Policyholder, as applicable, hold a voting interest in each Investment Division to which a Participant's Annuity Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.

Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares held by us as to which Participants and Group Policyholders have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE GROUP CONTRACTS

BCE is the principal underwriter and the distributor of the Group Contracts, and a wholly owned indirect subsidiary of Great-West. BCE is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Englewood, Colorado 80111, telephone 1-800-701-8255.

The maximum commission as a percentage of the Contributions made under a Group Contract payable to BCE agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. GWL&A's books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, all Participants will receive from us not less frequently than annually a statement of the Participant Annuity Account Value established in his/her name.

RIGHTS RESERVED BY GREAT-WEST

We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Policyholders or Participants or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain the Participant's or Group Policyholder's, as applicable, approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

         To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

         To  Transfer  any assets in any  Investment  Division  to another
            Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account.

         To  substitute,  for the Eligible  Fund shares in any  Investment
           Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.
         To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

         To change the time or time of day at which a Valuation Date is deemed to have ended.

         To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges which we have guaranteed.

         To reject any application for any reason.

Since some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, the affected insurance companies are required to take any necessary steps to resolve the matter, including stopping their separate accounts from investing in the Eligible Funds.

Adding and Discontinuing Investment Options

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Fixed Option.

When we inform you that we are discontinuing an Investment Division or Fixed Option to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Fixed Option before the effective date of the notice may be kept in those Investment Divisions or Fixed Options, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.

In addition, we may discontinue all investment options under the Group Contracts and refuse to accept any new Contributions. Should this occur, we will follow the procedures as set forth under the heading Cessation of Contributions.

If we determine to make new Investment Divisions or Fixed Options available under the Group Contracts, in our sole discretion we may or may not make those new Investment Divisions or Fixed Options available to you.

Substitution of Investments

When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you and the Group Policyholders.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Jorden Burt Boros Cicchetti Berenson & Johnson LLP.




AVAILABLE INFORMATION


We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement. The Registration Statement and its exhibits may be inspected and copied at the offices of the Securities and Exchange Commission located at 450 Fifth Street, N.W., Washington, D.C.


The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

         1.       Custodian and Independent Auditors
         2.       Underwriter
         3.       Calculation of Performance Data
         4.       Financial Statements

--------

1 Although the Mortality and Expense Risk Charge appears twice in this Fee Table, you will pay only one of these charges. Depending on the terms of your Group Contract, you will pay this charge either as a periodic deduction from your Participant Annuity Account Value or as a daily deduction from the Accumulation Unit Value of each Investment Division to which you allocate your Participant Annuity Account Value. After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge an equivalent daily rate. Please see "Charges and Deductions: Mortality and Expense Risk Deductions" for more information.

2 After the Annuity Commencement Date, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate.

1 Standard & Poor's, S&P 500 Composite Index, S&P Mid-Cap Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track on of those indices are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using any index.

                                   Appendix A


           Condensed Financial Information Selected Data for Accumulation Units Outstanding Throughout Each Period For The Periods Ended December 31,



                    ----------------------------------------------------------------------------------------------------------------


                              Maxim Aggressive Profile Portfolio                       Maxim Ariel MidCap Value Portfolio


                    ----------------------------------------------------------------------------------------------------------------

                       0.00       0.55      0.75       0.95       1.25        0.00       0.55        0.75       0.95         1.25

Date Commenced
Operations           01/02/98   09/11/97  09/11/97   09/11/97   09/11/97    06/10/98   01/01/97    06/13/97   12/04/95     04/13/94

1999

 Beginning Unit
Value                $  11.50   $         $          $  11.72  $            $  12.06    $  14.94   $  14.60   $   16.08  $
                                    11.79     11.75                11.68                                                      21.12

                    ================================================================================================================

 Ending Unit
     Value           $  14.01   $  14.28  $          $  14.15  $            $  12.09    $  14.90   $  14.53   $   15.97  $
                                               4.21                14.04                                                      20.92

                    ================================================================================================================

Number of Units
Outstanding

                   980,948.29  25,571.23 63,448.45  68,648.89 223,144.49   58,732.02   58,898.13 328,339.05  529,521.61 2,033,465.79

                    ===============================================================================================================

 Net Assets
(000's)              $  13,739    $   365   $   901    $   971  $             $   710     $   878   $  4,771   $   8,456  $
                                                                   3,134                                                     42,532

                    ================================================================================================================


1998

 Beginning Unit
 Value               $  10.00   $  10.31  $          $  10.30  $            $  10.00    $  11.23   $  11.00   $   12.14  $
                                              10.31                10.29                                                      15.99

                    ================================================================================================================

 Ending Unit
 Value              $  11.50   $  11.79  $          $  11.72  $            $  12.06    $  14.94   $  14.60   $   16.08  $
                                              11.75                11.68                                                      21.12

                    ================================================================================================================

 Number of
Units Outstanding

                  411,766.69 3,713.98   15,150.39  39,090.58 192,086.65   39,226.80   39,615.48 256,925.44  470,211.38 2,277,248.95

                    ================================================================================================================

 Net Assets
(000's)            $   4,734    $    44   $   178    $   458  $             $   473     $   592   $  3,752   $   7,561  $
                                                                   2,243                                                     48,105

                    ================================================================================================================


1997

 Beginning Unit
        Value       $  10.00  $          $  10.00  $                        $  10.00   $  10.00   $   10.85  $
                                              10.00                10.00                                                      14.34

                                                               ===========
                    ============================================           ================================================

 Ending Unit
Value                 $  10.31  $          $  10.30  $                        $  11.23   $  11.00   $   12.14  $
                                              10.31                10.29                                                      15.99

                                                                                      ==============================================
                               ============================================           ==============================================

 Number of
Units Outstanding

                                594.16         -   9,576.11 58,762.77                  34,374.34   2,545.66  422,167.92 2,495,810.84

                               ============================================           ==============================================

 Net Assets (000's)               $     6   $     -    $    99   $   605                  $   386    $    28   $  5 ,125  $
                                                                                                                             39,908


                               ============================================           ==============================================


1996

 Beginning Unit
Value                                                                                                  $   10.34  $
                                                                                                                              13.70


                                                                                                           =========================

 Ending Unit
Value                                                                                                   $   10.85  $
                                                                                                                              14.34


                                                                                                           =========================

 Number of
Units Outstanding

                                                                                                           528,556.23 2,440,068.07

                                                                                                          =========================

 Net Assets (000's)                                                                                         $   5,733  $
                                                                                                                          34,979


                                                                                                          =========================


1995

 Beginning Unit
Value                                                                                                      $   10.00  $
                                                                                                                              10.96


                                                                                                         =========================

 Ending Unit
Value                                                                                                      $   10.34  $
                                                                                                                              13.70


                                                                                                           =========================

 Number of
Units Outstanding

                                                                                                            194,687.27 1,715,174.42

                                                                                                           =========================

 Net Assets (000's)                                                                                              $        $
                                                                                                                   2,012     23,498


                     ===============================================================================================================

                     ---------------------------------------------------------------------------------------------------------------


                             Maxim Ariel Small-Cap Value Portfolio                             Maxim Bond Portfolio


                     ---------------------------------------------------------------------------------------------------------------

                        0.00       0.55      0.75       0.95       1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
Operations            01/02/98   01/01/97  06/13/97   12/04/95   11/04/94    06/10/98   01/01/97    06/13/97   12/04/95     11/15/83

1999

 Beginning Unit
Value                 $           $  13.69  $  12.69  $   16.63 $             $  10.34   $   11.12  $   10.99   $   11.70  $  29.87
                          10.87                                     18.21

                     ===============================================================================================================

 Ending Unit
Value                  $   10.24   $  12.83  $  11.87  $   15.52 $             $  10.31   $   11.03  $   10.88   $   11.56  $  29.42
                                                                           16.94


                     ===============================================================================================================

 Number of
Units Outstanding       257,904.70   7,616.79 26,816.01            141,840.01   32,935.95
                                                      37,219.61                        88,672.41 288,557.62  485,260.78 1,202,989.21

                     ===============================================================================================================

Net Assets (000's)   $   2,642    $    98   $   318   $    578  $  2,403      $   340     $   978  $   3,139   $   5,610  $   35,389

                     ===============================================================================================================


1998

 Beginning Unit
Value                 $           $  12.72  $  11.81   $  15.50  $  17.03    $   10.00   $   10.48  $   10.38   $   11.08  $  28.36
                          10.00


                     ===============================================================================================================

 Ending Unit
Value                  $   10.87   $  13.69  $  12.69   $  16.63  $  18.21    $   10.34   $   11.12  $   10.99   $   11.70  $  29.87

                     ===============================================================================================================

 Number of
Units Outstanding

                     117,016.71   4,136.54 24,665.53  21,916.39 162,035.10   19,021.64  7,489.11 302,285.65  271,537.15 1,478,126.62

                     ===============================================================================================================

Net Assets (000's)   $   1,273    $    57   $   313    $   364  $  2,951      $   197     $    83   $  3,322   $   3,178  $   44,148

                     ===============================================================================================================


1997

 Beginning Unit
Value                            $  10.00  $  10.00  $   12.24  $  13.48                 $  10.00  $   10.00   $   10.44  $    26.82

                                ============================================           =============================================

Ending Unit Value                $  12.72  $  11.81  $   15.50  $  17.03                 $  10.48  $   10.38   $   11.08  $    28.36

                                                                                       =============================================
                                ============================================           =============================================

 Number of Units
 Outstanding                       5,933.43    395.12
                                                       4,787.54 113,566.69              3,958.65  19,087.44  251,460.22 1,688,345.67

                                ============================================           =============================================

Net Assets (000's)                $    75    $    5    $    74  $  1,934                  $    41   $    198   $   2,786  $   47,881

                                ============================================           =============================================


1996

 Beginning Unit
Value                                                 $          $                                              $   10.11  $
                                                          10.48     11.58                                                      26.05
                                                         =======================                                  ==================

 Ending Unit Value                                    $          $                                              $   10.44  $
                                                          12.24     13.48                                                      26.82

                                                     =======================                                  ======================

 Number of Units
Outstanding

                                                       1,652.65 39,184.70                                   287,152.67 1,890,635.84

                                                     =======================                                  =====================

 Net Assets (000's)                                     $    20  $                                              $   2,999  $
                                                                      528                                                     50,700

                                                     =======================                                  ======================


1995

 Beginning Unit
 Value                                               $          $                                              $   10.00  $
                                                          10.00     10.15                                                      22.89

                                                     =======================                                  ======================

 Ending Unit Value                                    $          $                                              $   10.11  $
                                                          10.48     11.58                                                     26.05

                                                     =======================                                  ======================

 Number of Units
Outstanding

                                                         164.60 30,919.44                                    197,590.07 2,010,468.99

                                                     =======================                                  ======================

 Net Assets (000's)                                     $     2   $   358                                        $        $
                                                                                                                   1,998      52,363


                    ================================================================================================================

                    ----------------------------------------------------------------------------------------------------------------


                                  Maxim Bond Index Portfolio                          Maxim Conservative Profile Portfolio


                    ----------------------------------------------------------------------------------------------------------------

                       0.00       0.55      0.75       0.95       1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
Operations             09/13/99   09/13/99  09/13/99   09/13/99   09/13/99    01/02/98   09/11/97    09/11/97   09/11/97   09/11/97

1999

 Beginning Unit
Value                 $  10.00   $  10.00  $  10.00   $  10.00  $  10.00    $   10.80   $   11.14  $   11.11   $   11.15  $   11.04

                    ================================================================================================================

 Ending Unit
Value                 $  10.03   $  10.01  $  10.00   $  10.00  $   9.99    $   11.33   $   11.61  $   11.56   $   11.58  $   11.42

                    ================================================================================================================

 Number of
Units Outstanding

                             -       0.50    249.52      79.29 12,077.38   704,508.34    1,880.81 342,028.29   12,170.50 431,714.66

                    ================================================================================================================

Net Assets(000's)    $     -    $     0    $    2     $    1   $   121    $   7,981    $     22  $   3,955    $    141  $   4,932

                    ================================================================================================================


1998

 Beginning Unit
Value                                                                       $   10.00   $   10.34  $   10.34   $   10.33  $   10.32

                                                                           =========================================================

 Ending Unit
Value                                                                       $   10.80   $   11.14  $   11.11   $   11.15  $   11.04

                                                                           =========================================================

 Number of Units
Outstanding

                                                                           542,021.82      104.91 426,692.38    3,968.60 436,225.06

                                                                           =========================================================

Net Assets(000's)                                                         $   5,856     $     1  $   4,741     $    44  $   4,816

                                                                           =========================================================


1997

Beginning Unit
Value                                                                                 $   10.00  $           $   10.00  $
                                                                                                       10.00                  10.00

                                                                                      ==============================================

 Ending Unit
Value                                                                                 $   10.34  $           $   10.33  $
                                                                                                       10.34                  10.32

                                                                                      ==============================================
                                                                                      ==============================================

 Number of Units
Outstanding

                                                                                                -          -   94,228.09  72,034.42

                                                                                      ==============================================

 Net Assets
(000's)                                                                                    $      -   $      -    $    973   $   743

                                                                                                 ===============================


1996

 Beginning Unit Value
 Ending Unit Value

 Number of Units Outstanding
 Net Assets (000's)

1995

 Beginning Unit Value
 Ending Unit Value

 Number of Units Outstanding
 Net Assets (000's)


                      ==============================================================================================================

                      --------------------------------------------------------------------------------------------------------------


                             Maxim Founders Growth & Income Portfolio                       Maxim Growth Index Portfolio


                      --------------------------------------------------------------------------------------------------------------

                         0.00       0.55      0.75      0.95        1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
Operations              06/10/98   09/11/97  09/11/97  09/11/97    09/11/97    06/10/98   09/11/97    09/11/97   09/11/97   09/11/97

1999

 Beginning Unit
Value                 $  10.50   $  12.28  $  12.25 $          $   12.17    $   11.87   $   14.29  $   14.25   $   14.21 $
                                                          12.22                                                               14.16

                      =============================================================================================================

 Ending Unit Value      $  12.08   $  14.05  $  13.98 $          $   13.82    $   15.06   $   18.03  $   17.94   $   17.86 $
                                                          13.92                                                               17.74

                      ==============================================================================================================

 Number of Units
 Outstanding             3,248.53  21,762.04 38,384.92                          7,108.09
                                                      25,804.74 225,791.18             43,961.50 102,466.53  126,500.02 1,021,201.64

                      ==============================================================================================================

 Net Assets
(000's)                 $    39    $   306   $   537  $    359  $   3,121     $    107    $    792  $   1,839   $   2,259 $
                                                                                                                              18,117


                      ==============================================================================================================


1998

 Beginning Unit
Value                 $  10.00   $  10.48  $  10.47 $          $   10.45    $   10.00   $   10.46  $   10.46   $   10.45 $
                                                          10.46                                                               10.44

                      ==============================================================================================================

 Ending Unit
 Value                $  10.50   $  12.28  $  12.25 $          $   12.17    $   11.87   $   14.29  $   14.25   $   14.21 $
                                                          12.22                                                               14.16

                      ==============================================================================================================

 Number of Units
Outstanding              1,779.20   5,053.76 26,637.10                            602.66
                                                      18,073.50 209,618.75               6,496.27  24,247.29   66,115.58 566,409.87

                                                                             =======================================================
                      =======================================================

 Net Assets (000's)      $    19    $    62   $   326  $    221  $   2,551      $     7     $    93   $    346    $    940 $
                                                                                                                              8,019


                      ==============================================================================================================


1997

 Beginning Unit
Value                             $  10.00  $  10.00 $          $   10.00                $   10.00  $   10.00   $   10.00 $
                                                          10.00                                                                10.00

                                 ============================================           ============================================

Ending Unit Value                 $  10.48  $  10.47 $          $   10.45                $   10.46  $   10.46   $   10.45 $
                                                          10.46                                                                10.44

                                                                                        ===========================================
                                 ============================================           ============================================

 Number of Units
Outstanding                          1,908.53         -
                                                       7,818.57  81,095.13                 1,592.27         -    1,779.77  47,353.03

                                 ============================================           ============================================

 Net Assets (000's)                 $    20   $     -   $    82   $    847                  $    17   $      -    $    19  $     494

                                 ============================================           ============================================


1996

 Beginning Unit Value
 Ending Unit Value

 Number of Units Outstanding
 Net Assets (000's)

1995

 Beginning Unit Value
 Ending Unit Value

 Number of Units Outstanding
 Net Assets (000's)



                   =================================================================================================================

                   -----------------------------------------------------------------------------------------------------------------


                                 Maxim Index 600 Portfolio                             Maxim INVESCO Balanced Portfolio

                   -----------------------------------------------------------------------------------------------------------------

                      0.00       0.55      0.75      0.95        1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
Operations           06/10/98   01/01/97  06/13/97  12/04/95    03/15/94    01/02/98   01/01/97    06/13/97   10/31/96     10/31/96

1999

 Beginning Unit
Value                 $   9.48  $   11.78  $  10.88 $          $   15.63    $   11.84   $   14.76  $   12.50   $   14.85   $   14.76
                                                       13.92


                   =================================================================================================================

Ending Unit Value  $   10.61  $   13.10  $  12.08 $          $   17.27    $   13.82   $   17.13  $   14.48   $   17.17   $   17.01
                                                       15.43


                   =================================================================================================================

 Number of Units
 Outstanding        14,500.50  22,323.57 175,765.02 173,995.43             457,632.00
                                                             524,935.92                90,591.72 684,805.52  478,348.00 5,105,248.56

                   =================================================================================================================

Net Assets(000's)   $   154   $    292 $         $          $   9,064    $   6,327   $   1,552  $   9,919   $   8,213   $  86,852
                                             2,123     2,684

                   =================================================================================================================


1998

Beginning Unit
Value                $  10.00  $   12.03  $  11.14 $          $   16.08    $   10.00   $   12.53  $   10.63   $   12.66   $   12.62
                                                       14.28


                   =================================================================================================================

Ending Unit Value   $   9.48  $   11.78  $  10.88 $          $   15.63    $   11.84   $   14.76  $   12.50   $   14.85   $   14.76
                                                       13.92


                   =================================================================================================================

 Number of Units
 Outstanding                   22,273.21 183,674.90                                                                     5,029,978.19
                    11,591.13                      72,881.82 654,733.49   206,749.57   13,049.81 530,510.93  342,274.21

                                                                          ==========================================================
                   =======================================================

Net Assets (000's)   $   110    $   262  $  1,998 $                       $   2,448    $    193  $   6,632   $   5,082   $  74,219
                                                       1,015     10,235

                   =================================================================================================================


1997

 Beginning Unit
Value                            $  10.00  $  10.00 $          $   13.46                $   10.00  $   10.00   $   10.14   $   10.13
                                                       11.92


                              ============================================           ===============================================

Ending Unit Value              $  12.03  $  11.14 $          $   16.08                $   12.53  $   10.63   $   12.66   $   12.62
                                                       14.28


                                                                                     ===============================================
                              ============================================           ===============================================

 Number of Units
 Outstanding                   20,427.36  1,923.32 147,236.05
                                                             711,865.97                14,831.94   1,275.72  340,421.00 4,925,017.36

                              ============================================           ===============================================

Net Assets(000's)              $   246   $    21 $          $  11,447                 $    186   $     14   $   4,310   $  62,154
                                                       2,103


                              ============================================           ===============================================


1996

 Beginning Unit
Value                                               $           $  11.82                                       $   10.00   $   10.00
                                                       10.43


                                                   =======================                                  ========================

Ending Unit Value                                 $           $  13.46                                       $   10.14   $   10.13
                                                       11.92


                                                   =======================                                  ========================

 Number of Units
 Outstanding                                                 132,987.33
                                                             477,902.35                                        4,262.66   22,568.19

                                                   =======================                                  ========================

 Net Assets (000's                                 $           $  6,433                                        $     43    $    229
                                                       1,585


                                                   =======================                                  ========================


1995

 Beginning Unit
 Value                                                $           $   9.48
                                                       10.00


                                                   =======================

 Ending Unit Value                                 $           $  11.82
                                                       10.43


                                                   =======================

 Number of Units
 Outstanding                                                 72,120.51
                                                                      296,281.36


                                                   =======================

Net Assets(000's)                                 $    753      $
                                                                           3,502



                    ================================================================================================================

                    ----------------------------------------------------------------------------------------------------------------


                      Maxim INVESCO International Growth Portfolio (ADR)            Maxim INVESCO Small-Cap Growth Portfolio


                    ----------------------------------------------------------------------------------------------------------------

                       0.00      0.55       0.75      0.95        1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
 Operations          06/10/98  01/01/97   06/13/97  12/04/95    01/05/95    06/10/98   01/01/97    06/13/97   12/04/95     01/09/95

1999

 Beginning Unit
Value                $   9.75  $  12.26  $   10.99 $          $   16.28    $   11.04   $   13.81  $   12.97   $   18.52 $
                                                        15.21                                                                 22.31

                    ================================================================================================================

Ending Unit Value    $  11.96  $  14.96  $   13.38 $          $   19.72    $   19.96   $   24.83  $   23.28   $   33.17 $
                                                        18.48                                                                 39.83

                    ================================================================================================================

 Number of Units
 Outstanding                              280,188.56
                     10,506.29 29,709.85            70,783.74 343,437.29   41,361.84  117,175.80 396,589.37  335,181.31 1,279,850.46

                    ================================================================================================================

Net Assets (000's)    $   126   $   445  $   3,749  $  1,308  $   6,772     $    826   $   2,909  $   9,232   $  11,117 $
                                                                                                                             50,978


                    ================================================================================================================


1998

 Beginning Unit
Value                $  10.00  $  11.15   $  10.01  $  13.88  $   14.90    $   10.00   $   11.80  $   11.11   $   15.90 $
                                                                                                                              19.21


                    ===============================================================================================================

Ending Unit Value    $   9.75  $  12.26   $  10.99  $  15.21  $   16.28    $   11.04   $   13.81  $   12.97   $   18.52 $
                                                                                                                              22.31


                    ================================================================================================================

Number of Units
 Outstanding        5,065.09 29,294.88 292,162.25 51,071.84               31,102.91
                                                              347,745.34               85,293.71 334,433.76  251,992.27 1,277,401.42

                    ================================================================================================================

Net Assets (000's)    $    49   $   359   $  3,211   $   777  $   5,660     $    343   $   1,178  $   4,339   $   4,667 $
                                                                                                                             28,498


                    ================================================================================================================


1997

 Beginning Unit
 Value                         $  10.00   $  10.00  $  12.50  $   13.46                $   10.00  $   10.00   $   13.52 $
                                                                                                                              16.38


                               ============================================           ==============================================

Ending Unit Value              $  11.15   $  10.01  $  13.88  $   14.90                $   11.80  $   11.11   $   15.90 $
                                                                                                                              19.21


                               ============================================           ==============================================

 Number of Units
 Outstanding                    34,886.43       7.11 149,143.92
                                                              314,943.72               110,005.54    754.64  296,221.15 1,340,084.31

                               ============================================           ==============================================

Net Assets (000's)              $   389    $     0  $  2,070  $   4,693                $   1,298    $     8   $   4,710 $
                                                                                                                             25,743


                               ============================================           ==============================================


1996

 Beginning Unit
Value                                              $  10.41  $   11.25                                       $   10.77 $
                                                                                                                              13.09


                                                                                                             =======================
                                                    =======================

Ending Unit Value                                   $  12.50  $   13.46                                       $   13.52 $
                                                                                                                              16.38


                                                    =======================                                  =======================

 Number of Units
 Outstanding                                                 74,310.25
                                                              126,363.18                                      159,393.34 776,719.68

                                                    =======================                                  =======================

Net Assets (000's)                                   $   929  $   1,701                                       $   2,155 $
                                                                                                                             12,726


                                                    =======================                                  =======================


1995

 Beginning Unit
Value                                                $  10.00  $   10.00                                       $   10.00 $
                                                                                                                              10.00


                                                    =======================                                  =======================

Ending Unit Value                                   $  10.41  $   11.25                                       $   10.77 $
                                                                                                                              13.09


                                                    =======================                                  =======================

 Number of Units
 Outstanding                                                 1,130.83
                                                               23,104.73                                       24,147.18 210,982.04

                                                    =======================                                  =======================

Net Assets (000's)                                   $    12   $    260                                        $    260  $   2,762


                    ================================================================================================================

                    ----------------------------------------------------------------------------------------------------------------


                         Maxim Loomis Sayles Corporate Bond Portfolio            Maxim Loomis Sayles Small-Cap Value Portfolio

                    ----------------------------------------------------------------------------------------------------------------

                       0.00      0.55       0.75      0.95        1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
 Operations            01/02/98  01/01/97   06/13/97  12/04/95    02/02/95    06/10/98   09/11/97    09/11/97   09/11/97    09/11/97

1999

 Beginning Unit
 Value               $  10.29  $  11.53  $   10.83 $          $    15.41    $   9.58    $   9.74   $   9.72    $   9.69   $    9.66
                                                        12.88


                    ================================================================================================================

Ending Unit Value    $  10.79  $  12.03  $   11.27 $          $    15.96    $   9.53    $   9.65   $   9.61    $   9.56   $    9.49
                                                        13.38


                    ================================================================================================================

 Number of Units
 Outstanding         69,826.06 11,524.60 189,311.10 132,735.46               2,176.29
                                                              1,005,368.97               8,763.18  19,064.83   32,492.98  163,845.38

                    ================================================================================================================

Net Assets (000's)    $   753   $   139  $   2,133 $          $              $    21     $    85   $    183    $    311   $   1,555
                                                        1,777      16,046

                    ================================================================================================================


1998

 Beginning Unit
Value                $  10.00  $  11.21  $   10.55 $          $    15.09    $  10.00    $  10.03  $   10.02   $   10.01   $   10.01
                                                        12.57


                    ================================================================================================================

Ending Unit Value    $  10.29  $  11.53  $   10.83 $          $    15.41    $   9.58    $   9.74   $   9.72    $   9.69   $    9.66
                                                        12.88


                    ================================================================================================================

 Number of Units
 Outstanding

                     49,103.31 10,107.63 178,619.57 107,193.71 1,134,813.38   9,120.17  5,260.61  14,660.30  22,333.17  188,314.26

                    ================================================================================================================

Net Assets(000's)    $   505   $   117  $   1,934 $          $   17,487     $    87     $    51   $    142    $    216   $   1,818
                                                        1,381


                    ================================================================================================================


1997

 Beginning Unit
 Value                $  10.00  $   10.00 $          $    13.55                $  10.00  $   10.00   $   10.00   $   10.00
                                                        11.26


                               ============================================           ==============================================

Ending Unit Value              $  11.21  $   10.55 $          $    15.09                $  10.03  $   10.02   $   10.01   $   10.01
                                                        12.57


                               ============================================           ==============================================

 Number of Units
 Outstanding

                               10,505.76     140.06 84,830.69  986,392.61                1,448.50          -    9,792.14   70,399.46

                               ============================================           ==============================================

Net Assets(000's)              $   118    $     1 $          $   14,885                 $    15    $     -     $    98    $    705
                                                        1,066


                               ============================================           ==============================================


1996

 Beginning Unit
 Value                                               $          $    12.44
                                                        10.30


                                                    =======================

Ending Unit Value                                  $          $
                                                        11.26       13.55

                                                    =======================

 Number of Units
 Outstanding

                                                    38,958.69  478,757.71

                                                    =======================

Net Assets(000's)                                  $    439  $    6,488

                                                    =======================


1995

 Beginning Unit
 Value                                             $          $    10.00
                                                        10.00


                                                    =======================

Ending Unit Value                                   $         $    12.44
                                                        10.30


                                                    =======================

 Number of Units
 Outstanding

                                                       269.42  220,637.10

                                                    =======================

 Net Assets (000's)                                   $     3  $    2,744


                   =================================================================================================================

                   -----------------------------------------------------------------------------------------------------------------


                              Maxim Moderate Profile Portfolio                  Maxim Moderately Aggressive Profile Portfolio


                   -----------------------------------------------------------------------------------------------------------------

                      0.00      0.55       0.75      0.95        1.25        0.00        0.55       0.75       0.95         1.25

  Date Commenced
 Operations          01/02/98  09/11/97   09/11/97  09/11/97    09/11/97    01/02/98    09/11/97   09/11/97   09/11/97     09/11/97

1999

 Beginning Unit
 Value             $   11.13  $  11.35  $   11.32  $  11.28  $   11.25    $    11.25   $  11.58  $   11.55   $   11.52  $   11.48

                   =================================================================================================================

Ending Unit Value  $   12.96  $  13.14  $   13.08  $  13.00  $   12.93    $    13.73   $  14.06  $   14.00   $   13.93  $   13.83

                   =================================================================================================================

 Number of Units
 Outstanding                                                            1,804,051.78
                   1,219,880.72 6,109.16 347,108.62 91,118.94 479,827.82                 9,781.57 207,585.59  163,856.44 478,876.63

                   =================================================================================================================

Net Assets(000's) $  15,809   $    80  $   4,541  $  1,185  $   6,202    $   24,775    $   138  $   2,905   $   2,282  $   6,625

                   =================================================================================================================


1998

 Beginning Unit
Value                10.00  $  10.24  $   10.24  $  10.23  $   10.22    $    10.00   $   0.35  $   10.34   $   10.34  $   10.33

                   =================================================================================================================

Ending Unit Value  $   11.13  $  11.35  $   11.32  $  11.28  $   11.25    $    11.25   $  11.58  $   11.55   $   11.52  $   11.48

                   =================================================================================================================

Number of Units
 Outstanding

                   419,765.72  2,619.56 258,990.96 16,878.33 418,487.19    697,144.75   4,302.17 140,358.02   36,452.19 446,496.19

                   =================================================================================================================

Net Assets(000's) $   4,672   $    30  $   2,932   $   190  $   4,708     $   7,844    $    50  $   1,622    $    420  $   5,126

                   =================================================================================================================


1997

 Beginning Unit
 Value                        $  10.00  $   10.00  $  10.00  $   10.00                 $  10.00  $   10.00   $   10.00  $   10.00

                              ============================================            ==============================================

Ending Unit Value             $  10.24  $   10.24  $  10.23  $   10.22                 $  10.35  $   10.34   $   10.34  $   10.33

                              ============================================            ==============================================

 Number of Units
 Outstanding

                                 2,249.51          - 44,770.91 110,105.33                 2,109.96          -   53,828.37 141,839.79

                              ============================================            ==============================================

Net Assets(000's)             $    23    $     -   $   458  $   1,125                  $    22   $      -    $    557  $   1,465

                              ============================================            ==============================================


1996

 Beginning Unit Value
 Ending Unit Value

 Number of Units Outstanding
 Net Assets (000's)

1995

 Beginning Unit Value
 Ending Unit Value

 Number of Units Outstanding
 Net Assets (000's)



                   =================================================================================================================

                   -----------------------------------------------------------------------------------------------------------------


                      Maxim Moderately Conservative Profile Portfolio                    Maxim Money Market Portfolio


                   -----------------------------------------------------------------------------------------------------------------

                      0.00      0.55       0.75      0.95        1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
 Operations         01/02/98  09/11/97   09/11/97  09/11/97    09/11/97    06/10/98   01/01/97    06/13/97   12/04/95     11/15/83

1999

 Beginning Unit
 Value             $   10.95  $  11.15   $  11.12  $  11.04      $         $  10.28   $   10.95 $            $   11.34  $   19.01
                                                                11.05                              10.70

                   =================================================================================================================

Ending Unit Value  $   11.87  $  12.01   $  11.96  $  11.85      $         $  10.78   $   11.41 $            $   11.77  $   19.68
                                                                11.82                              11.13

                   =================================================================================================================

 Number of Units
 Outstanding        443,954.25  2,199.42 383,124.12 14,657.02                          708,987.52
                                                              309,247.32   64,181.93             2,059,542.36430,080.54 3,701,304.91

                   =================================================================================================================

Net Assets (000's) $   5,268    $   26   $  4,581   $   174      $          $   692   $   8,091 $            $   5,064  $  72,827
                                                                  3,655                              22,928

                   =================================================================================================================


1998

 Beginning Unit
 Value             $   10.00  $  10.21   $  10.21  $  10.20      $         $  10.00   $   10.47 $            $   10.89  $   18.30
                                                                   10.19                              10.25

                   =================================================================================================================

Ending Unit Value  $   10.95  $  11.15   $  11.12  $  11.04      $         $  10.28   $   10.95 $            $   11.34  $   19.01
                                                                   11.05                              10.70

                   =================================================================================================================

Number of Units
 Outstanding         177,087.47         - 338,437.20  4,110.80
                                                              354,140.45   80,123.80  719,236.73 1,613,050.25352,052.98 3,758,054.92

                   =================================================================================================================

Net Assets(000's)   1,940    $    -   $  3,763   $    45      $          $   824   $   7,874 $            $   3,992  $  71,428
                                                                3,913                              17,260

                   =================================================================================================================


1997

 Beginning Unit
 Value                          $  10.00   $  10.00 $              $                    $   10.00 $            $   10.44  $   17.60
                                                       10.00    10.00                              10.00

                              ============================================           ===============================================

Ending Unit Value             $  10.21   $  10.21 $              $                    $   10.47 $            $   10.89  $   18.30
                                                       10.20    10.19                              10.25

                              ============================================           ===============================================

 Number of Units
 Outstanding                       -            53,438.52
                                                 -           53,608.55                875,612.10 11,698.04  1,402,319.603,877,164.14

                              ============================================           ===============================================

Net Assets(000's)              $    -     $    -  $    545      $                    $   9,168 $            $  15,271  $  70,952
                                                                  546                                120

                              ============================================           ===============================================


1996

 Beginning Unit
 Value                                                                                                   $   10.04  $
                                                                                                               16.96


                                                                                              =========================

 Ending Unit Value                                                                              $   10.44  $
                                                                                                               17.60


                                                                                              =========================

 Number of Units Outstanding

                                                                                               343,499.44 3,129,281.92

                                                                                              =========================

 Net Assets (000's)                                                                             $   3,588  $
                                                                                                              55,089


                                                                                              =========================


1995

 Beginning Unit Value                                                                                   $   10.00  $
                                                                                                                       16.25


                                                                                                      =========================

 Ending Unit Value                                                                                      $   10.04  $
                                                                                                                       16.96


                                                                                                      =========================

 Number of Units Outstanding

                                                                                                       169,096.04 2,880,571.67

                                                                                                      =========================

 Net Assets (000's)                                                                                     $   1,697   $
                                                                                                                      48,860


                      ==============================================================================================================

                    ----------------------------------------------------------------------------------------------------------------


                                  Maxim Stock Index Portfolio                       Maxim T. Rowe Price Equity/Income Portfolio

                    ----------------------------------------------------------------------------------------------------------------

                       0.00      0.55       0.75       0.95         1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
 Operations          06/10/98  01/01/97   06/13/97   12/04/95     11/15/83    06/10/98   01/01/97    06/13/97   12/04/95    11/09/94

1999

 Beginning Unit
 Value               $   11.09  $  16.58  $   13.78  $    20.44 $             $   10.17   $   13.88  $   12.04   $   16.99   $ 20.94
                                                                           71.93


                    ================================================================================================================

Ending Unit Value   $   13.28  $  19.74  $   16.37  $    24.24 $             $   10.51   $   14.27  $   12.36   $   17.40   $ 21.39
                                                                           85.06


                    ================================================================================================================

 Number of Units   560,272.75 610,676.95 3,812,823.61 ,877,727.40 6,767,826.02 104,951.02
Outstanding                                                                           132,978.09 625,382.39  427,608.57 3,377,050.02

                    ================================================================================================================

Net Assets(000's)  $   7,443 $          $  62,432  $   45,520 $             $   1,103   $   1,898  $   7,729   $   7,439   $  72,219
                                  12,056                           575,651

                    ===============================================================================================================


1998

 Beginning Unit
 Value               $   10.00  $  13.15  $   10.95  $    16.27 $             $   10.00   $   12.81  $  11.14   $  15.74   $   19.47
                                                                           57.44


                    ================================================================================================================

Ending Unit Value   $   11.09  $  16.58  $   13.78  $    20.44 $             $   10.17   $   13.88  $   12.04   $  16.99   $   20.94
                                                                           71.93


                    ================================================================================================================

 Number of Units    444,254.02 106,369.293,382,583.01,470,364.97             114,503.07
Outstanding                                                     7,484,324.11          119,756.04 614,261.17  379,091.37 3,756,224.78

                    ================================================================================================================

Net Assets(000's)  $   4,929  $  1,763  $  46,606  $   30,053 $             $   1,164   $   1,662  $   7,398   $   6,440   $  78,674
                                                                         538,337


                    ================================================================================================================


1997

 Beginning Unit
 Value                         $  10.00  $   10.00  $    12.43 $                         $   10.00  $   10.00   $   12.34   $  15.30
                                                                           44.00


                               ==============================================           =========================================

 Ending Unit Value              $  13.15  $   10.95  $    16.27 $                         $   12.81  $   11.14   $   15.74     19.47
                                                                           57.44


                               ==============================================           ============================================

 Number of Units               94,900.40 167,748.34 2,328,852.188,215,445.99
Outstanding                                                                           136,599.23   1,715.12  561,621.67 3,595,375.07

                               ==============================================       ================================================

Net Assets(000's)             $  1,248  $   1,837  $   37,890 $                         $   1,750   $     19   $   8,840   $  70,002
                                                                         471,895


                               ==============================================       ================================================


1996

 Beginning Unit
 Value                                                    $    10.30 $                                        $   10.43   $   12.98
                                                                           36.57


                                                    =========================                           =========================

 Ending Unit Value                                   $    12.43 $                                           $   12.34   $   15.30
                                                                           44.00


                                                    =========================                             =========================

 Number of Units                                    2,057,207.66
Outstanding                                                     7,884,581.79                               276,648.63 1,702,863.67

                                                    =========================                             =========================

 Net Assets (000's)                                  $   25,565 $                                           $   3,413   $  26,057
                                                                         346,883


                                                    =========================                             =========================


1995

 Beginning Unit
 Value                                                         $    10.00 $                                $   10.00   $    9.85
                                                                           27.30


                                                    =========================                             =========================

Ending Unit Value                                   $    10.30 $                                           $   10.43   $   12.98
                                                                           36.57


                                                    =========================                             =========================

 Number of Units                                     937,180.75
Outstanding                                                     7,636,165.40                              1,324.94  550,610.66

                                                    =========================                          =========================

 Net Assets (000's)                                  $    9,653   $                                       $     14   $   7,146
                                                                         279,234


                    ================================================================================================================

                    ----------------------------------------------------------------------------------------------------------------


                          Maxim T. Rowe Price Mid-Cap Growth Portfolio             Maxim Templeton International Equity Portfolio

                    ----------------------------------------------------------------------------------------------------------------

                       0.00      0.55       0.75       0.95         1.25        0.00       0.55        0.75       0.95         1.25

 Date Commenced
 Operations           01/02/98  09/11/97   09/11/97   09/11/97     09/11/97    06/10/98   01/01/97    06/13/97   12/04/95   04/13/94

1999

 Beginning Unit
 Value              $   12.28  $  12 56  $   12.53   $   12.49  $   12.45     $   8.73   $    9.58  $    8.88   $   11.66  $   12.59

                    ================================================================================================================

Ending Unit Value   $   15.30  $  15.56  $   15.49   $   15.42  $   15.32    $   11.35   $   12.38  $   11.45   $   15.01  $   16.16

                    ================================================================================================================

 Number of Units    450,551.56 13,098.81  51,474.65                           31,627.04
Outstanding                                           93,445.15 470,150.71             57,822.77 180,091.70  492,141.77 2,107,351.45

                    ================================================================================================================

Net Assets(000's)      6,892   $   204   $    797   $   1,441  $   7,201     $    359    $    716  $   2,062   $   7,385  $  34,051

                    ================================================================================================================


1998

 Beginning Unit
 Value               $   10.00  $  10.33  $   10.33   $   10.32  $   10.31    $   10.00   $   10.14  $    9.42   $   12.39  $ 13.43

                    ================================================================================================================

Ending Unit Value    $   2.28  $  12.56  $   12.53   $   12.49  $   12.45     $   8.73   $    9.58  $    8.88   $   11.66  $   12.59

                    ================================================================================================================

 Number of Units

Outstanding         176,746.72  3,908.23  36,548.42   55,481.56 384,828.79  28,867.69  32,162.34 122,570.24  498,703.59 2,333,665.81

                    ================================================================================================================

Net Assets(000's)      2,170   $    49   $    458    $    693  $   4,789      $   252    $    308  $   1,089   $   5,815  $  29,389

                    ================================================================================================================


1997

Beginning Unit
 Value                          $  10.00  $   10.00   $   10.00  $   10.00               $   10.00  $   10.00   $   12.27  $   13.33

                               ==============================================           ============================================

Ending Unit Value              $  10.33  $   10.33   $   10.32  $   10.31                $   10.14  $    9.42   $   12.39  $   13.43

                               ==============================================           ============================================

 Number of Units

Outstanding                     1,741.25          -   12,739.10 128,683.86               39,222.20  2,087.94 557,569.31 2,831,592.94

                               ==============================================           ============================================

Net Assets(000's)              $    18    $     -    $    131  $   1,327                 $    398   $     20   $   6,908  $  38,028

                               ==============================================           ============================================


1996

 Beginning Unit
Value                                                                                                     $   10.36  $
                                                                                                                               11.29


                                                                                                               =====================

Ending Unit Value                                                                                               $   12.27  $
                                                                                                                               13.33


                                                                                                               =====================

 Number of Units

Outstanding                                                                                                  548,157.84 2,249,181.67

                                                                                                         =========================

 Net Assets (000's)                                                                                        $   6,725  $
                                                                                                                         29,981


                                                                                                         =========================


1995

 Beginning Unit
 Value                                                                                                     $   10.00  $
                                                                                                                          10.49


                                                                                                         =========================

 Ending Unit Value                                                                                         $   10.36  $
                                                                                                                          11.29


                                                                                                         =========================

 Number of Units

Outstanding                                                                                            290,190.44  1,645,237.34

                                                                                                      =========================

 Net Assets (000's)                                                                                        $        $
                                                                                                                  3,006      18,570


                             ======================================================================================================
                             ------------------------------------------------------------------------------------



                                   Maxim Total

                               Return Portfolio             Maxim U.S. Government Securities Portfolio


                             ------------------------------------------------------------------------------------

                                0.95       1.25       0.00       0.55        0.75         0.95          1.25

  Date Commenced Operations   12/04/95   04/20/94   06/10/98   01/01/97    06/13/97     12/04/95      04/01/85

1999

 Beginning Unit Value           $     -   $          $  10.43  $   11.33  $   11.14       $   11.93   $    14.31
                                                 -

                             ====================================================================================

 Ending Unit Value                                   $         $          $               $   11.85   $    14.18
                                                        10.46      11.30      11.09

                             ====================================================================================

 Number of Units                                    55,109.13
Outstanding                                                    19,724.89 350,532.03      217,847.85 2,599,233.40

                             ====================================================================================

 Net Assets (000's)             $     -    $     -    $   576   $    223  $   3,888       $   2,582   $   36,846

                             ====================================================================================


1998

 Beginning Unit Value         $   13.79   $  15.69   $  10.00  $   10.62  $   10.47       $   11.23   $    13.51

                             ====================================================================================

 Ending Unit Value            $            $     -   $  10.43  $   11.33  $   11.14       $   11.93   $    14.31
                                      -

                             ====================================================================================

 Number of Units

Outstanding                           -          -   6,374.10  13,389.95 341,859.87      151,304.43 3,217,525.64

                             ====================================================================================

 Net Assets (000's)             $     -    $     -    $    66   $    152  $   3,809       $   1,805   $   46,046

                             ====================================================================================


1997

 Beginning Unit Value         $   11.27  $   12.87             $   10.00  $   10.00       $   10.45   $    12.61

                             ======================           ===================================================

 Ending Unit Value            $   13.79   $  15.69             $   10.62  $   10.47       $   11.23   $    13.51

                             ======================           ===================================================

 Number of Units                            285.72                                       112,314.59
Outstanding                           -                         3,531.32     739.30                 3,225,407.45

                             ======================           ===================================================

 Net Assets (000's)          $          $                        $    38    $     8       $   1,261   $   43,575
                                 -          4

                             ======================           ========================              =============
                                                                                      ==============


1996

 Beginning Unit Value         $   10.18   $  11.66                                        $   10.15   $    12.29

                                        ===========
                             ===========                                              ===========================

 Ending Unit Value            $   11.27   $  12.87                                        $   10.45   $    12.61

                                        ===========
                             ===========                                              ===========================

 Number of Units              26,145.88 382,179.84                                       119,989.13
Outstanding                                                                                         3,234,023.68

                                        ===========
                             ===========                                              ===========================

 Net Assets (000's)            $    295   $  4,918                                        $   1,254   $   40,777

                             ======================                                   ===========================


1995

 Beginning Unit Value         $   10.00   $   9.62                                        $   10.00   $    10.71

                                        ===========
                             ===========                                              ===========================

 Ending Unit Value            $   10.18   $  11.66                                        $   10.15   $    12.29

                                        ===========
                             ===========                                              ===========================

 Number of Units                                                                          39,695.16
Outstanding                    4,862.59 214,442.71                                                  3,165,425.83

                             ======================                                                 =============
                                                                                      ==============

 Net Assets (000's)            $     50   $  2,501                                           $           $
                                                                                                403       38,890

                   ====================================================================================



                   -----------------------------------------------------------------------------------------------------------------


                                 Maxim Value Index Portfolio                               Alger American Balanced Fund


                   -----------------------------------------------------------------------------------------------------------------

                      0.00       0.55       0.75       0.95        1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
Operations         06/10/98   09/11/97   09/11/97   09/11/97    09/11/97    09/13/99   09/13/99    09/13/99   09/13/99     09/13/99

1999

 Beginning Unit
Value               $  10.26  $          $          $          $             $  10.00   $   10.00  $           $   10.00   $   10.00
                                   12.34      12.31      12.28      12.23                               10.00

                   =================================================================================================================

Ending Unit Value   $  11.42  $          $          $          $             $  11.41   $   11.39  $           $   11.37   $   11.36
                                   13.67      13.61      13.55      13.46                               11.38

                   =================================================================================================================

 Number of Units     7,980.97  13,235.05  69,752.97  40,924.99
Outstanding                                                    424,659.62            -    3,334.40   3,327.96   15,039.58  94,918.42

                   =================================================================================================================

Net Assets(000's)   $    91   $    181   $    949   $    554  $              $     -    $     38   $     38    $    171   $   1,079
                                                                           5,714


                   =================================================================================================================


1998

 Beginning Unit
Value               $  10.00  $          $          $          $
                                   10.84      10.84      10.83      10.82

                   =========================================================

Ending Unit Value   $  10.26  $          $          $          $
                                   12.34      12.31      12.28      12.23

                   =========================================================

 Number of Units     2,711.68   8,915.02             23,951.01
Outstanding                               41,993.96            362,062.57

                   =========================================================

Net Assets(000's)   $    28   $    110   $    517   $    294  $
                                                                           4,428


                   =========================================================


1997

 Beginning Unit
 Value                       $          $          $          $
                                   10.00      10.00   10.00         10.00

                              ==============================================

Ending Unit Value             $          $          $          $
                                   10.84      10.84      10.83      10.82

                              ==============================================

 Number of Units                                     12,307.01
Outstanding                            -          -             55,506.37

                              ==============================================

Net Assets(000's)              $     -    $     -   $    133  $
                                                                             601


                              ==============================================


1996

 Beginning Unit Value
 Ending Unit Value
 Number of Units

Outstanding
 Net Assets (000's)

1995

 Beginning Unit Value
 Ending Unit Value
 Number of Units

Outstanding
 Net Assets (000's)


===========================================================================================================================

                             --------------------------------------------------------------------------------

                                                                                       American Century VP

                                        Alger American MidCap Growth Fund                 Balanced Fund


                             --------------------------------------------------------------------------------

                                0.00       0.55       0.75       0.95        1.25        0.95        1.25

  Date Commenced Operations   09/13/99   09/13/99   09/13/99   09/13/99    09/13/99    12/04/95    08/03/92

1999

 Beginning Unit Value          $  10.00   $  10.00   $  10.00  $   10.00  $   10.00     $   14.88 $
                                                                                                       18.77


                             ================================================================================

 Ending Unit Value             $  12.24   $  12.21   $  12.21  $   12.20  $   12.19     $   16.15 $
                                                                                                       20.36


                             ================================================================================

 Number of Units

Outstanding                    4,468.96   2,819.93   4,173.07  13,680.57 126,221.16        588.23   1,841.07

                             ================================================================================

 Net Assets (000's)             $    55    $    34    $    51   $    167  $   1,539      $     10   $     37

                             ================================================================================


1998

 Beginning Unit Value                                                                   $   12.98  $
                                                                                                       16.41


                                                                                      =======================

 Ending Unit Value                                                                      $   14.88
                                                                                                  $
                                                                                                  18.77


                                                                                      =======================

 Number of Units                                                                         1,003.91
Outstanding                                                                                         1,510.32

                                                                                      =======================

 Net Assets (000's)                                                                      $     15   $     28

                                                                                      =======================


1997

 Beginning Unit Value                                                                   $   11.31  $
                                                                                                       14.36


                                                                                      =======================

 Ending Unit Value                                                                      $   12.98  $
                                                                                                       16.41


                                                                                      =======================

 Number of Units

Outstanding                                                                              3,607.78   1,890.46

                                                                                      =======================

 Net Assets (000's)                                                                      $     47   $     31

                                                                                      =======================


1996

 Beginning Unit Value                                                                   $   10.18  $
                                                                                                       12.96


                                                                                      =======================

 Ending Unit Value                                                                      $   11.31  $
                                                                                                       14.36


                                                                                      =======================

 Number of Units

Outstanding                                                                            237,929.35 3,238,207.89

                                                                                      =======================

 Net Assets (000's)                                                                     $   2,692  $
                                                                                                      46,492


                                                                                      =======================


1995

 Beginning Unit Value                                                                   $   10.00  $
                                                                                                       10.83


                                                                                      =======================

 Ending Unit Value                                                                      $   10.18  $
                                                                                                       12.96


                                                                                      =======================

 Number of Units

Outstanding                                                                             84,634.10 3,153,172.39

                                                                                      =======================

 Net Assets (000's)                                                                      $    861   $
                                                                                                      40,853


=============================================================================================================

                   -----------------------------------------------------------------------------------------------------------------


                        American Century VP Capital Appreciation Fund               Fidelity Investments VIP Growth Portfolio


                   -----------------------------------------------------------------------------------------------------------------

                      0.00       0.55       0.75       0.95        1.25        0.00        0.55       0.75       0.95         1.25

Date Commenced
Operations          06/10/98   01/01/97   06/13/97   12/04/95    08/07/92    06/10/98    01/01/97   06/13/97   12/04/95     04/21/94

1999

 Beginning Unit
 Value              $   9.72                                  $             $           $          $          $           $
                              $          $          $               13.02      12.18         17.04      14.98       18.46      24.48
                                 9.36       9.80       8.73

                   =================================================================================================================

 Ending Unit
 Value               $  15.99  $          $          $          $             $   16.74  $          $          $           $
                                   15.32      16.01      14.23      21.16                    23.29      20.43       25.14      33.23

                   =================================================================================================================

 Number of Units               83,735.91 166,119.99 275,889.98                                     755,950.03
Outstanding         41,010.46                                  1,402,602.44   82,726.28 279,463.28           727,652.01 3,970,113.12

                   =================================================================================================================

Net Assets(000's)   $   656  $          $          $          $             $   1,385  $          $          $           $
                                   1,283      2,659      3,925     29,684                    6,508     15,444      18,292    131,938

                   =================================================================================================================


1998

 Beginning Unit
 Value               $  10.00   $   9.62  $          $          $             $   10.00  $          $          $           $
                                              10.09       9.01      13.48                    12.28      10.82       13.36      17.77

                   =================================================================================================================

Ending Unit Value   $   9.72   $   9.36  $          $          $             $   12.18  $          $          $           $
                                               9.80       8.73      13.02                    17.04      14.98       18.46      24.48

                   =================================================================================================================

 Number of Units    25,906.23  10,882.95 164,721.68 304,341.17                                     593,071.00
Outstanding                                                    2,088,303.72   56,691.14 157,481.96           503,651.35 3,681,235.62

                   =================================================================================================================

Net Assets(000's)   $   252   $    102  $          $          $              $    691  $          $          $           $
                                              1,615      2,656     27,197                    2,683      8,882       9,300     90,127

                   =================================================================================================================


1997

 Beginning Unit
         Value                            $  10.00  $          $          $                        $          $          $
                                              10.00       9.40      14.11                    10.00      10.00       10.93      14.57

                              ==============================================
                                                                                        ============================================

Ending Unit Value              $   9.62  $          $          $                        $          $          $           $
                                              10.09       9.01      13.48                    12.28      10.82       13.36      17.77

                              ==============================================
                                                                                        ============================================

 Number of Units               14,859.84     449.77 331,874.62                                       3,446.98
Outstanding                                                    3,207,248.87             157,223.90           588,801.03 3,352,899.82

                              ==============================================            ============================================

Net Assets(000's)             $    143             $          $                        $            $    37  $           $
                                          $              2,990     43,234                    1,931                  7,866     59,581
                                        5


                              ==============================================            ============================================


1996

 Beginning Unit
 Value                                               $          $                                               $    9.62  $
                                                          9.92      14.93                                                      12.86

                                                    ========================                                  ======================

 Ending Unit Value                                   $          $                                              $           $
                                                          9.40      14.11                                           10.93      14.57

                                                    ========================                                  ======================

 Number of Units                                    585,432.85
Outstanding                                                    4,560,706.32                                  463,651.69 2,500,808.02

                                                    ========================                                  ======================

Net Assets(000's)                                  $          $                                              $           $
                                                         5,503     64,356                                           5,068     36,439

                                                    ========================                                  ======================


1995

 Beginning Unit
 Value                                                $          $                                              $           $
                                                         10.00      11.53                                           10.00       9.62

                                                    ========================                                  ======================

 Ending Unit Value                                   $          $                                               $    9.62  $
                                                          9.92      14.93                                                      12.86

                                                    ========================                                  ======================

 Number of Units

Outstanding                                         292,581.15 4,954,474.12                                  164,201.34 1,502,634.51

                                                    ========================                                  ======================

Net Assets(000's)                                  $   2,902  $                                               $   1,580 $
                                                                   73,995                                                     19,328

====================================================================================================================================


                    -------------------------------------------------------------------------------------------------------


                      Fidelity Investments VIP II Asset Manager Portfolio         Fidelity Investments VIP II Contrafund Portfolio

                    ----------------------------------------------------------------------------------------------------------------

                       0.00       0.55       0.75       0.95        1.25        0.00        0.55       0.75       0.95         1.25

  Date Commenced
 Operations          06/10/98   01/01/97   06/13/97   12/04/95    04/21/94    11/12/98    11/12/98   11/12/98   11/12/98    11/12/98

1999

 Beginning Unit
 Value                $          $          $          $          $             $   11.71  $           $  11.70   $   11.70  $
                         10.58      13.73      12.27      16.26      16.47                    11.70                            11.69

                    ================================================================================================================

Ending Unit Value   $          $          $          $          $             $   14.55  $           $  14.43   $   14.40  $
                         11.75      15.17      13.53      17.89      18.07                    14.46                            14.35

                    ================================================================================================================

 Number of Units     39,365.73  44,428.26 289,063.48 166,809.69                                      19,034.82
Outstanding                                                     1,383,474.11    1,704.69  24,132.61             84,529.68 490,770.66

                    ================================================================================================================

Net Assets(000's)   $    463   $    674  $          $          $               $    25   $    349    $   275   $   1,217  $
                                               3,911      2,985     25,005                                                     7,041

                    ================================================================================================================


1998

 Beginning Unit
 Value                $          $   12.00  $          $          $             $   10.00  $           $  10.00   $   10.00  $
                         10.00                 10.74      14.27      14.50                    10.00                            10.00

                    ================================================================================================================

Ending Unit Value   $          $          $          $          $             $   11.71  $           $  11.70   $   11.70  $
                         10.58      13.73      12.27      16.26      16.47                    11.70                            11.69

                    ================================================================================================================

 Number of Units     32,619.73  38,527.01 287,339.45 163,995.76                                         545.53
Outstanding                                                     2,065,741.39           -          -              1,792.37  79,502.22

                    ================================================================================================================

Net Assets(000's)   $    345   $    529  $          $          $               $     -   $      -    $     6    $     21   $    930
                                               3,526      2,667     34,030

                    ================================================================================================================


1997

 Beginning Unit
 Value                         $   10.00  $          $          $
                                               10.00      11.91      12.17

                               ==============================================

 Ending Unit Value              $          $          $          $
                                    12.00      10.74      14.27      14.50

                               ==============================================

 Number of Units                41,233.13   1,232.17 243,166.13
Outstanding                                                     2,104,778.43

                               ==============================================

Net Assets(000's)              $    495   $     13  $   3,470  $
                                                                          30,519


                               ==============================================


1996

Beginning Unit Value                                 $          $
                                                          10.49      10.76

                                                     ========================

 Ending Unit Value                                    $   11.91  $
                                                                           12.17


                                                     ========================

 Number of Units                                     220,279.35
Outstanding                                                     1,593,034.53

                                                     ========================

Net Assets(000's)                                   $          $
                                                          2,623     19,393

                                                     ========================


1995

Beginning Unit Value                                 $          $
                                                          10.00       9.31

                                                     ========================

 Ending Unit Value                                    $          $
                                                          10.49      10.76

                                                     ========================

 Number of Units                                     118,138.13
Outstanding                                                     1,202,943.32

                                                     ========================

Net Assets(000's)                                       1,239
                                                                          12,939


                       =============================================================================================================

                       -------------------------------------------------------------------------------------------------------------

                         Janus Aspen Worldwide                  Pioneer VCT Equity Income Fund - Class II                 SteinRoe
                            Growth Portfolio                                                                              Balanced
                                                                                                                            Fund


                       -------------------------------------------------------------------------------------------------------------

                           0.75          0.95          0.00          0.55          0.75          0.95         1.25          0.75

  Date Commenced
 Operations             06/02/98      10/12/98      09/13/99      09/13/99      09/13/99      09/13/99     09/13/99      06/02/98

1999

 Beginning Unit Value                                    $
                             $            $           10.00            $             $            $             $            $
                           10.65        12.59                        10.00         10.00        10.00         10.00        10.72

                       =============================================================================================================

 Ending Unit Value

                             $            $             $              $             $            $             $            $
                           17.31        20.54          9.76          9.74          9.74          9.73         9.72         11.98

                       =============================================================================================================

 Number of Units

Outstanding             123,401.32    105,742.62        -           270.05       1,471.60      1,756.46     17,679.99     8,242.99

                       =============================================================================================================

 Net Assets (000's)
                             $            $             $              $             $            $             $            $
                           2,136        2,172           -              3            14            17           172           99

                       =============================================================================================================


1998

 Beginning Unit Value

                             $            $                                                                                  $
                           10.00        10.00                                                                              10.00

                                     =============
                       ===========================                                                                      ============

 Ending Unit Value

                             $            $                                                                                  $
                           10.65        12.59                                                                              10.72

                                     =============
                       ===========================                                                                      ============

 Number of Units

Outstanding              17,591.36    48,118.83                                                                           4,142.27

                                     =============
                       ===========================                                                                      ============

 Net Assets (000's)
                             $            $                                                                                  $
                            187          606                                                                                 44

                       ===========================                                                                      ============
                                     =============


1997

 Beginning Unit Value
 Ending Unit Value
 Number of Units

Outstanding
 Net Assets (000's)

1996

 Beginning Unit Value
 Ending Unit Value
 Number of Units

Outstanding
 Net Assets (000's)

1995

 Beginning Unit Value
 Ending Unit Value
 Number of Units

Outstanding
 Net Assets (000's)


                             ===========================================================================================



                    APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR

    The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

     (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

    (ii)the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

    (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%, 0.95%, 0.75%, 0.65%, 0.55%, or 0.00%, depending upon the Group
  Policyholder's Contract.

        The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

        The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           FUTUREFUNDS SERIES ACCOUNT

                Group Flexible Premium Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                            Englewood, Colorado 80111
                        Telephone: (800) 468-8661 (U.S.)
                           (303) 689-3360 (Englewood)





                       STATEMENT OF ADDITIONAL INFORMATION






         This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 2000, which is available without charge by contacting Great-West Life & Annuity Insurance Company ("GWL&A") at the address or at the telephone number above.





                                   May 1, 2000


                                                     TABLE OF CONTENTS


                                                                                                 Page

CUSTODIAN AND INDEPENDENT AUDITORS...............................................................B-3
UNDERWRITER......................................................................................B-3
CALCULATION OF PERFORMANCE DATA..................................................................B-3
FINANCIAL STATEMENTS.............................................................................B-5


                                            CUSTODIAN AND INDEPENDENT AUDITORS

 .........A.       Custodian
                  ---------

 .........The  assets of FutureFunds  Series  Account (the "Series  Account") are
held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company ("Great-West") in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of GWL&A.

 .........B.       Independent Auditors
                  --------------------

 .........The   accounting  firm  of  Deloitte  &  Touche  LLP  performs  certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


 .........The  consolidated financial statements of GWL&A as of December 31, 1999 and 1998 and each of the three years in the period ended December 31, 1999, as well as the financial statements of the Series Account for the years ended December 31, 1999 and 1998, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein and are included in reliance upon such reports given upon such firm as experts in accounting and auditing.


                                                        UNDERWRITER

 .........The  offering  of the  Contracts  is  made  on a  continuous  basis  by
BenefitsCorp Equities, Inc., a wholly owned

subsidiary of GWL&A. BCE received commissions paid by GWL&A in the amount of $207,833 for 1999, $159,850 for 1998 and $134,805 for1997.


                                              CALCULATION OF PERFORMANCE DATA

A........Yield  and Effective Yield  Quotations for the Money Market  Investment
Division

 .........The yield quotation for the Money Market Investment  Division set forth in the Prospectus is for the seven-day period ended December 31, 1999 and is computed by determining the net change, exclusive of capital changes, in the
value  of  a  hypothetical   pre-existing   account  having  a  balance  of  one
Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Participant accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

 .........The  effective yield quotation for the Money Market Investment Division set forth in the Prospectus is for the seven-day period ended December 31, 1999 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Investment Division at the beginning of the period, subtracting a
hypothetical  charge  reflecting  deductions  from  Participant  accounts,   and
dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

 .........EFFECTIVE YIELD = [(BASE PERIOD RETURN +1 365/7]-1.


 .........For  purposes  of the  yield  and  effective  yield  computations,  the hypothetical charge reflects all deductions that are charged to all Participant accounts in proportion to the length of the base period, and for any fees that vary with the size of the account, the account size is assumed to be the Money
Market  Investment   Division's  mean  account  size.  The  specific  percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Participant has participated under the Group Contract. (See "Charges and Deductions" in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Group Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Investment Division and the Fund are excluded from the calculation of yield.


B........Total Return Quotations for All Investment Divisions

 .........The  total return quotations for all Investment  Divisions set forth in the Prospectus are average annual total return quotations for the one, five and ten year periods ended December 31, 1999, or since inception if the portfolio has not been in existence for at least the above listed period of time. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

 .........P(1+T)n = ERV

 .........Where:   P =               a hypothetical initial payment of $1,000

 .........                  T =              average annual total return

 .........                  N =              number of years

 .........                  ERV =    ending redeemable value of a hypothetical
                                 $1,000 payment made at the beginning of the
                        particular period at the end of the particular period


For purposes of the total return quotations for these Investment Divisions, the calculations take into effect all fees that are charged to the Participant Annuity Account Value, and for any fees that vary with the size of the account, the account size is assumed to be the respective Investment Divisions' mean account size. The calculations also assume a complete redemption as of the end of the particular period.


                                                   FINANCIAL STATEMENTS


 .........The  consolidated  financial  statements  of GWL&A as contained  herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Group Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Participants under the Group Contracts are affected solely by the investment results of the Series Account.

                          FUTUREFUNDS SERIES ACCOUNT OF

                            GREAT-WEST LIFE & ANNUITY

                                INSURANCE COMPANY

-----------------------------------------------------------------------------

                    FINANCIAL STATEMENTS FOR THE YEARS ENDED

                                  DECEMBER 31, 1999 AND 1998

                        AND INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------


FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER  31, 1999


--------------------------------------------------------------------------------


ASSETS

                                                                      Shares           Cost          Value

Investments in underlying affiliated funds:

Maxim Series Fund, Inc.       Aggressive Profile Portfolio            15,340,663   $              $
                                                                                      16,793,887     18,926,617
Maxim Series Fund, Inc.       Ariel MidCap Value Portfolio            37,001,809
                                                                                      59,318,321     57,029,035
Maxim Series Fund, Inc.       Ariel Small-Cap Value Portfolio
                                                                      7,641,846        6,810,061      5,991,287
Maxim Series Fund, Inc.       Bond Portfolio                          39,677,565
                                                                                      47,181,428     45,314,481
Maxim Series Fund, Inc.       Bond Index Portfolio

                                                                         98,377          123,418        120,767
Maxim Series Fund, Inc.       Conservative Profile Portfolio          16,753,826
                                                                                      17,483,086     16,944,745
Maxim Series Fund, Inc.       Founders Growth & Income Portfolio

                                                                      3,496,786        3,935,678      4,341,515
Maxim Series Fund, Inc.       Growth Index Portfolio

                                                                      7,958,852       20,050,636     22,789,366
Maxim Series Fund, Inc.       Index 600 Portfolio                     17,738,065
                                                                                      15,304,751     14,188,239
Maxim Series Fund, Inc.       INVESCO Balanced Portfolio              78,817,828
                                                                                     111,027,439    111,587,194
Maxim Series Fund, Inc.       INVESCO International Growth

                              Portfolio (ADR)                         6,230,633       10,060,863     12,317,096
Maxim Series Fund, Inc.       INVESCO Small-Cap Growth Portfolio      26,217,914
                                                                                      50,261,772     74,314,388
Maxim Series Fund, Inc.       Loomis Sayles Corporate Bond            19,323,126
                              Portfolio                                               22,696,760     20,564,762
Maxim Series Fund, Inc.       Loomis Sayles Small-Cap Value

                              Portfolio                               1,608,430        2,141,344      2,147,069
Maxim Series Fund, Inc.       Moderate Profile Portfolio              24,521,184
                                                                                      26,057,348     27,588,730
Maxim Series Fund, Inc.       Moderately Aggressive Profile           29,588,667
                              Portfolio                                               32,247,725     36,045,085
Maxim Series Fund, Inc.       Moderately Conservative Profile         12,833,233
                              Portfolio                                               13,489,801     13,600,495
Maxim Series Fund, Inc.       Money Market Portfolio                 108,839,296
                                                                                     108,902,149    108,894,577
Maxim Series Fund, Inc.       Stock Index Portfolio                  173,186,029
                                                                                     433,055,937    700,436,030
Maxim Series Fund, Inc.       T. Rowe Price Equity/Income             54,055,232
                              Portfolio                                               92,686,082     89,483,900
Maxim Series Fund, Inc.       T. Rowe Price MidCap Growth             10,358,653
                              Portfolio                                               13,878,117     16,399,107
Maxim Series Fund, Inc.       Templeton International Equity          29,147,247
                              Portfolio                                               38,409,858     44,272,579
Maxim Series Fund, Inc.       U.S. Government Securities              41,605,003
                              Portfolio                                               45,200,047     43,515,161
Maxim Series Fund, Inc.       Value Index Portfolio

                                                                      4,088,537        7,849,110      7,376,666

Investments in underlying funds:
Alger American Fund           Balanced Fund

                                                                         80,426        1,155,892      1,252,232
Alger American Fund           Midcap Growth Fund

                                                                         54,703        1,519,165      1,763,067
American Century VP Funds     VP Balanced Fund

                                                                          6,036           46,101         47,020
American Century VP Funds     VP Capital Appreciation Fund

                                                                      2,581,808       22,572,818     38,314,029
Fidelity Investments          VIP Growth Portfolio

                                                                      3,136,344      117,913,499    172,279,363
Fidelity Investments          VIP II Asset Manager Portfolio

                                                                      1,770,304       29,672,108     33,051,579
Fidelity Investments          VIP II Contrafund Portfolio

                                                                        299,304        7,592,961      8,724,713
Janus Aspen Funds             Worldwide Growth Portfolio

                                                                         88,845        2,945,289      4,242,371
Pioneering Services           VCT Equity Income - Class II
Corporation                                                               8,552          180,238        178,058
SteinRoe Funds                Balanced Fund
                                                                          5,525           88,910         98,399
                                                                                          -------        ------

Total Investments

                                                                                  $1,378,652,599  1,754,139,722
                                                                                  ===============

Other assets and liabilities:
  Net Premiums (Redemptions) Due and Accrued

                                                                                                     12,576,924

  Investment Income Due and Accrued

                                                                                                         13,824

  Due to Great-West Life & Annuity Insurance Company

                                                                                                       (908,396)

NET ASSETS APPLICABLE TO OUTSTANDING UNITS OF CAPITAL (Note 5)
                                                                                                 $1,765,822,074

See notes to financial statements.





FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1999


---------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Maxim

                             Maxim                   Maxim Ariel                                Maxim       Founders
                          Aggressive      \Maxim      Small-Cap                 Maxim Bond  Conservative    Growth &       Maxim
                            Profile       Ariel         Value      Maxim Bond     Index        Profile       Income        Growth
                           Portfolio      MidCap      Portfolio    Portfolio    Portfolio     Portfolio     Portfolio      Index
                                          Value                                                                          Portfolio
                                        Portfolio

                          Investment    Investment   Investment    Investment   Investment   Investment    Investment    Investment

                           Division      Division     Division      Division     Division     Division      Division      Division
                           --------      --------     --------      --------     --------     --------      --------      --------
                                                                                   (1)

INVESTMENT INCOME         $             $            $             $                         $             $             $
                            1,157,505    10,176,479      716,476     2,904,510 $               1,082,707       221,362     1,448,372
                                                                                     2,120

EXPENSES - mortality
 and expense
risks                          42,397       715,003       40,408       570,121         234        94,910        44,513       194,493
                               -------      --------      -------      --------        ----       -------       -------      -------

NET INVESTMENT INCOME
 (LOSS)
                            1,115,108     9,461,476      676,068     2,334,389       1,886       987,797       176,849     1,253,879
                            ----------    ----------     --------    ----------      ------      --------      --------    ---------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:

Net realized gain
 (loss) on                                                                                                  822,087
investments                   162,340     3,165,933     (106,399)      335,495        (139)      (65,879)       68,789

Net change in
unrealized
appreciation
(depreciation) on
investments                 1,692,738   (13,189,477)    (929,245)   (3,397,451)     (2,651)     (245,275)      295,343     1,931,172
                            ----------  ------------    ---------   -----------     -------     ---------      --------    ---------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
                            1,855,078   (10,023,544)  (1,035,644)   (3,061,956)     (2,790)     (311,154)      364,132     2,753,259
                            ----------  ------------  -----------   -----------     -------     ---------      --------    ---------

NET INCREASE
(DECREASE) IN
ASSETS
RESULTING
FROM OPERATIONS                $             $            $             $                         $             $             $
                                 ======        ========     ========      ========     =            =========     =========     ==
                            2,970,186      (562,068)    (359,576)     (727,567)$                 676,643       540,981     4,007,138
                            ==========     =========    =========     ======================     ========      ========    =========
                                                                                                  (904)

                                      (1) The Investment Division commenced operations on September 13,
                                      1999

See Notes to financial statements.                                                                             (Continued)




FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1999


----------------------------------------------------------------------------------------------------------------------------------

                                                        Maxim

                                                       INVESCO        Maxim                      Maxim                      Maxim
                                           Maxim    International   INVESCO        Maxim        Loomis        Maxim      Moderately
                                         INVESCO       Growth      Small-Cap      Loomis        Sayles      Moderate     Aggressive
                          Maxim Index    Balanced     Portfolio      Growth       Sayles      Small-Cap      Profile      Profile
                              600       Portfolio       (ADR)      Portfolio     Corporate      Value       Portfolio    Portfolio
                           Portfolio                                               Bond       Portfolio
                                                                                 Portfolio

                           Investment   Investment    Investment   Investment    Investment   Investment    Investment   Investment

                           Division      Division     Division      Division     Division      Division     Division      Division
                           --------      --------     --------      --------     --------      --------     --------      --------

INVESTMENT INCOME         $             $            $             $            $             $            $             $
                         1,293,600     18,863,149   97,839        9,696,340    1,871,706     150,876      2,143,753     2,253,723
EXPENSES - mortality
and expense
risks                    144,986       1,142,103    106,170       480,980      239,608       23,716       98,909        96,109
                         --------      ----------   --------      --------     --------      -------      -------       ------
NET INVESTMENT
INCOME (LOSS)
                         1,148,614     17,721,046   (8,331)       9,215,360    1,632,098     127,160      2,044,844     2,157,614
                         ----------    -----------  -------       ----------   ----------    --------     ----------    ---------

NET REALIZED AND
 UNREALIZED
GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain
 (loss) on
investments              (3,530,744)   5,418,555    176,589       2,616,982    (443,563)     (229,894)    112,653       212,675

Net change in
 unrealized
appreciation
(depreciation)
on                       3,782,515     (8,530,178)  1,990,404     19,019,601   (438,028)     54,058       1,196,942     3,280,255
                         ----------    -----------  ----------    -----------  ---------     -------      ----------    ---------
investments


NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:             251,771       (3,111,623)  2,166,993     21,636,583   (881,591)     (175,836)    1,309,595     3,492,930
                         --------      -----------  ----------    -----------  ---------     ---------    ----------    ---------

NET INCREASE
(DECREASE) IN
ASSETS                 $             $            $             $            $             $            $             $
                         ======        =====        ======        =====        =========     ==========   ======        ==
RESULTING FROM
 OPERATIONS             1,400,385     14,609,423   2,158,662     30,851,943   750,507       (48,676)     3,354,439     5,650,544
                         ==========    ===========  ==========    ===========  ========      ========     ==========    =========

                          (1) The Investment Division commenced operations on

                               September 13, 1999.

See Notes to financial statements.                                                                                 (Continued)








FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1999


----------------------------------------------------------------------------------------------------------------------------------

                          Investment                Investment   Investment    Investment   Investment    Investment
                          Division    Investment    Division      Division     Division      Division     Division    Investment
                          --------                  --------      --------     --------      --------     --------
                                       Division                                                                        Division

INVESTMENT INCOME        $             $           $             $            $             $            $             $
                             888,646     4,812,227  38,844,144     9,272,193      840,170       664,571    2,681,416    1,026,479

EXPENSES - mortality
 and expense risks
                              83,068     1,112,411   7,663,632     1,103,763       86,310       449,184      567,517       77,762
                              -------    ----------  ----------    ----------      -------      --------     --------      ------

NET INVESTMENT
INCOME (LOSS)
                             805,578     3,699,816  31,180,512     8,168,430      753,860       215,387    2,113,899      948,717
                             --------    ---------- -----------    ----------     --------      --------   ----------     -------

NET REALIZED
AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:

Net realized gain
 (loss) on
investments                   21,951        (7,353) 63,972,777     3,418,143      422,777       457,260      260,856        8,285

Net change in
unrealized a
ppreciation
(depreciation)
on investments                105,650         7,354  16,131,973    (9,475,721)   1,655,670     9,273,339   (2,852,562)    (353,335)
                             --------        ------ -----------   -----------   ----------    ----------  -----------    ---------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
                             127,601             1  80,104,750    (6,057,578)   2,078,447     9,730,599   (2,591,706)    (345,050)
                             --------            -- -----------   -----------   ----------    ----------  -----------    ---------

NET INCREASE
(DECREASE) IN ASSETS          $             $           $             $            $             $            $             $
                                ======        ====        ===           ====         ====          ====         =====         ==
RESULTING FROM
OPERATIONS                    933,179     3,699,817 111,285,262     2,110,852    2,832,307     9,945,986     (477,807)     603,667
                             ========    ======================    ==========   ==========    ==========    =========     =======

                         (1) The Investment Division commenced operations on

                               September 13, 1999

See Notes to financial statements.                                                                      (Continued)




FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1999


-----------------------------------------------------------------------------------------------------------------------------------


                                                                  American                    Fidelity     Fidelity

                            Alger        Alger      American    Century VP      Fidelity    Investments  Investments      Janus
                          American     American    Century VP     Capital     Investments      VIP II       VIP II       Aspen
                          Balanced      Midcap      Balanced   Appreciation    VIP Growth      Asset      Contrafund   Worldwide
                            Fund     Growth Fund      Fund         Fund        Portfolio      Manager     Portfolio      Growth
                                                                                             Portfolio                 Portfolio

                                      Investment   Investment    Investment    Investment    Investment   Investment   Investment
                         Investment    Division     Division     Division       Division      Division     Division    Division

                          Division
                          --------
                             (1)          (1)
INVESTMENT INCOME                                  $                          $ 13,041,472   $            $            $
                         $           $                  6,200  $                               2,895,223      79,921        2,956
                         -                      -                          -
EXPENSES - mortality
 and expense risks                                                             1,563,350
                         --------    --------     -----------  --------      -------------
                              2,378         3,196         545        345,032                     402,201      59,023       16,040
                              ------        ------        ----       --------                    --------     -------      ------

NET INVESTMENT INCOME
(LOSS)                       (2,378)                                            11,478,122                    20,898
                            -------- -------      --------     ------         ------------- ----         -----------
                                           (3,196)      5,655       (345,032)                  2,493,022                  (13,084)
                                           -------      ------      ---------                  ----------                 --------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:

Net realized gain
 (loss) on
investments                  13,234        20,165        (818)    (4,265,915)    6,059,384     1,465,055      97,909       90,171

Net change in
unrealized
appreciation
(depreciation) on
investments                   96,340                                             26,326,245                 1,067,059
                             ------- -----        -------      ----           ------------- ------       -----------
                                          243,902      (1,012)    20,021,065                    (755,804)               1,198,225
                                          --------     -------    -----------                   ---------               ---------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS:      109,574                                             32,385,629                 1,164,968
                            -------- -----        -------      ----           ------------- -------      -----------
                                          264,067      (1,830)    15,755,150                     709,251                1,288,396
                                          --------     -------    -----------                    --------               ---------

NET INCREASE (DECREASE)
 IN ASSETS
RESULTING FROM OPERATION  $            $  260,871  $            $             $              $            $            $
                         ====         ====================     ====          ====           ====         ===          ==
                            107,196                      3,825    15,410,118    43,863,751     3,202,273   1,185,866    1,275,312
                            ========                     ======   ===========   ===========    ==========  ==========   =========

                                       (1) The Investment Division commenced operations on

                               September 13, 1999

See Notes to financial statements.                                                                       (Continued)






FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS
 YEAR ENDED DECEMBER  31, 1999


-----------------------------------------------------------------------------------------------------------------------------------


                                             Pioneer
                                           Services       SteinRoe
                                        Corporation      Balanced
                                          VCT Equity        Fund          Total
                                           Income -                    FutureFunds
                                           Class II                      Series
                                                                         Account
                                          Investment     Investment
                                           Division       Division

                                       (1)

INVESTMENT INCOME                         $     1,074   $              $
                                                              4,122      129,141,331

EXPENSES - mortality and expense risks            489
                                        -------------
                                                                515       17,571,076

NET INVESTMENT INCOME (LOSS)                      585                    111,570,255
                                        -------------- -------------   -------------
                                                                           3,607

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments          (414)           97
                                        --------------  -----------
                                                                          80,749,044

Net change in unrealized appreciation          2,180          4,633
                                        -------------     ---------
(depreciation) on investments                                             69,201,564
                                                                          ----------

NET REALIZED AND UNREALIZED GAIN               2,594          4,730
                                        -------------     ---------
(LOSS) ON INVESTMENTS:                                                   149,950,608
                                                                         -----------

NET INCREASE (DECREASE) IN ASSETS        $     2,009     $    8,377   $
                                         ============    ==========   =
RESULTING FROM OPERATIONS                                                261,520,863
                                                                         ===========

                   (1) The Investment Division commenced operations on September 13,
                                      1999

See Notes to financial statements.                                                                            (Continued)





FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


------------------------------------------------------------------------------------------------------------------------------

                          Maxim Aggressive Profile      Maxim Ariel MidCap        Maxim Ariel Small-Cap            Maxim Bond
                                 Portfolio                  Portfolio                Value Portfolio               Portfolio
                            Investment Division        Investment Division         Investment Division        Investment Division
                            -------------------        -------------------         -------------------        -------------------
                             1999         1998          1999         1998          1999          1998         1999          1998
                             -----        -----         -----        -----         -----         -----        -----         ----

FROM OPERATIONS:
Net investment
income (loss)             $             $            $             $            $             $             $            $
                            1,115,108        52,611    9,461,476     5,511,747      676,068       114,918     2,334,389    2,407,186

Net realized gain
(loss) on investments
                              162,340       (22,012)   3,165,933     3,934,050     (106,399)     (489,488)      335,495      834,136
Net change in unrealized
 appreciation
(depreciation) in
investments
                            1,692,738       488,808  (13,189,477)    5,233,724     (929,245)      643,071    (3,397,451)   (615,158)
                            ----------      -------- ------------    ----------    ---------      --------   -----------   ---------

Increase (decrease)
in net assets
resulting from operation
                            2,970,186       519,407     (562,068)   14,679,521     (359,576)      268,501      (727,567)   2,626,164
                            ----------      --------    ---------   -----------    ---------      --------     ---------   ---------

FROM UNIT TRANSACTIONS
 (by category):
Purchase payments:
                            8,790,577     4,362,020    4,910,945     6,059,511    2,216,496     1,734,615     2,576,711    2,775,074

Redemptions:
                             (680,431)     (162,930)  (5,125,379)   (5,297,459)    (445,088)     (209,242)   (5,729,346) (5,147,966)

Net transfers:
                              373,647     2,228,699   (2,360,395)     (406,348)    (331,018)    1,075,431    (1,592,126)   (224,619)
                              --------    ----------  -----------     ---------    ---------    ----------   -----------   ---------
Increase (decrease)
 in net assets
resulting from unit
 transactions
                            8,483,793     6,427,789   (2,574,829)      355,704    1,440,390     2,600,804    (4,744,761) (2,597,511)
                            ----------    ----------  -----------      --------   ----------    ----------   ----------- -----------

Due to/from GWLA:
                                    -             -            -             -            -             -             -            -

INCREASE (DECREASE)
 IN NET ASETS                                                                2,869,305
                           11,453,979     6,947,196   (3,136,897)   15,035,225    1,080,814                  (5,472,328)      28,653

NET ASSETS:
  Beginning of period

                            7,656,771       709,575   60,483,448    45,448,223    4,957,640     2,088,335    50,927,941   50,899,288
                            ----------      --------  -----------   -----------   ----------    ----------   -----------  ----------
  End of period          $ 19,110,750  $            $ 57,346,551  $            $  6,038,454   $ 4,957,640  $            $ 50,927,941
                         ============= ===          ============= ==           =============  ============ ==           ============
                                          7,656,771                 60,483,448                               45,455,613
                                          ==========                ===========                              ==========

                                   (1) The Investment Division commenced operations on September
                             13, 1999

                                          (2) The Investment Division ceased operations on June 22, 1998
See Notes to financial statements.                                                                                   (Continued)




FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


----------------------------------------------------------------------------------------------------------------------------------


                              Maxim Bond Index     Maxim Conservative Profile    Maxim Founders Growth &           Maxim Growth
                                  Portfolio                 Portfolio                Income Portfolio             Index Portfolio
                             Investment Division       Investment Division         Investment Division          Investment Division
                             -------------------       -------------------         -------------------          -------------------
                               1999        1998        1999          1998           1999          1998          1999          1998
                               -----       -----       -----         -----          -----         -----         -----         ----
                         (1)

FROM OPERATIONS:
Net investment
income (loss)                                     $             $              $             $             $             $
                               1,886  $              987,797       800,799        176,849        120,071     1,253,879     313,807
                                              -

Net realized gain
(loss) on investments           (139)
                                              -      (65,879)       65,524         68,789         61,434       822,087      75,215
Net change in unrealized
 appreciation
(depreciation) in
investments
                              (2,651)        -      (245,275)     (288,715)       295,343        110,950     1,931,172     819,159
                              -------        --     ---------     ---------       --------       --------    ----------    -------

Increase (decrease) in
 net assets
resulting from operations
                                (904)        -       676,643       577,608        540,981        292,455     4,007,138   1,208,181
                                -----        --      --------      --------       --------       --------    ----------  ---------

FROM UNIT TRANSACTIONS
 (by category):
Purchase payments:
                               2,337          -    3,043,454     7,858,366        494,460        224,940     2,313,632     575,690

Redemptions:                                      (1,529,521)    (1,533,749)
                                   -          -                                  (394,314)       (81,692)   (1,090,071)   (198,430)

Net transfers:                                                       6,838,541
                           -------       ----------------        -------------
                                122,487         -      (617,893)                  542,148      1,793,128     8,479,439   7,289,219
                                --------        --     ---------                  --------     ----------    ----------  ---------
Increase (decrease)
in net assets
resulting from unit
 transactions                -                  13,163,158
                           -------              -- -------       ------------
                                124,824                 896,040                    642,294      1,936,376     9,703,000   7,666,479
                                --------                --------                   --------     ----------    ----------  ---------

Due to/from GWLA:
                                      -          -            -             -            -              -             -           -

INCREASE (DECREASE)
    IN NET ASETS                                                   13,740,766
                                123,920          -    1,572,683                  1,183,275      2,228,831    13,710,138   8,874,660

NET ASSETS:
  Beginning of period                                                1,716,821
                           ---------------------------           -------------
                                     -          -    15,457,587                  3,178,430        949,599     9,404,397     529,737
                                     --         --   -----------                 ----------       --------    ----------    -------
  End of period             $   123,920             $            $ 15,457,587  $           $ 3,178,430  $ 23,114,535 $  9,404,397
                           ============= =         ===           =============  ====        ============= =========================
                                         $           17,030,270                    4,361,705
                                         =========== ===========                   =========
                                                              -

                                          (1) The Investment Division commenced operations on September
                                    13, 1999

                                          (2) The Investment Division ceased operations on June 22, 1998
See Notes to financial statements.                                                                                (Continued)



FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


-------------------------------------------------------------------------------------------------------------------


                                 Maxim Index         Maxim INVESCO Balanced   Maxim INVESCO International    Maxim INVESCO Small-Cap
                                600 Portfolio               Portfolio            Growth Portfolio (ADR)         Growth Portfolio
                             Investment Division       Investment Division        Investment Division          Investment Division
                             -------------------       -------------------        -------------------          -------------------
                              1999         1998         1999         1998          1999          1998          1999          1998
                              -----        -----        -----        -----         -----         -----         -----         ----

FROM OPERATIONS:
Net investment
income (loss)             $ 1,148,614   $           $             $            $             $             $             $
                                          4,373,119   17,721,046       760,205       (8,331)       (16,029)    9,215,360     99,107

Net realized gain
 (loss) on investments                      (4,719)                                                           2,616,982
                            (3,530,744)                5,418,555       948,565      176,589        726,167                  609,616
Net change in
unrealized appreciation
(depreciation) in
investments
                             3,782,515   (4,832,396)  (8,530,178)   10,317,562    1,990,404        (41,002)   19,019,601  4,679,689
                             ----------  -----------  -----------   -----------   ----------       --------   ----------- ---------

Increase (decrease)
 in net assets
resulting from operations
                             1,400,385     (463,996)  14,609,423    12,026,332    2,158,662        669,136    30,851,943  5,388,412
                             ----------    ---------  -----------   -----------   ----------       --------   ----------- ---------

FROM UNIT TRANSACTIONS
 (by category):
Purchase payments:
                             1,416,166    1,608,870   10,904,162     6,348,246    1,460,680      1,727,622     4,494,205  5,630,667

Redemptions:                             (1,017,579)  (8,776,469)
                            (1,199,372)                             (6,377,853)    (936,193)      (686,421)   (3,125,846)(3,093,943)

Net transfers:
                              (919,893)    (328,120)   7,551,395     9,936,300     (340,095)     1,195,751     3,814,787   (652,912)
                              ---------    ---------   ----------    ----------    ---------     ----------    ----------  ---------
Increase (decrease)
 in net assets
resulting from unit
 transactions
                              (703,099)     263,171    9,679,088     9,906,693      184,392      2,236,952     5,183,146  1,883,812
                              ---------     --------   ----------    ----------     --------     ----------    ---------- ---------

Due to/from GWLA:
                                     -            -            -             -            -              -             -          -

INCREASE (DECREASE)
 IN NET ASETS                              (200,825)  24,288,511
                               697,286                              21,933,025    2,343,054      2,906,088    36,035,089  7,272,224

NET ASSETS:
  Beginning of period

                            13,619,730   13,820,555   88,574,046    66,641,021   10,055,774      7,149,686    39,025,463 31,753,239
                            -----------  -----------  -----------   -----------  -----------     ----------   ---------------------
  End of period           $ 14,317,016  $           $             $            $ 12,398,828   $ 10,055,774  $ 75,060,552 $39,025,463
                          ============= ==          ==            ==           =============  ============= ========================
                                         13,619,730 112,862,557     88,574,046
                                         =======================    ==========

                                          (1) The Investment Division commenced operations on September
                                    13, 1999

                                          (2) The Investment Division ceased operations on June 22, 1998
See Notes to financial statements.                                                                                (Continued)



FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


----------------------------------------------------------------------------------------------------------------------------------


                             Maxim Loomis Sayles       Maxim Loomis Sayles       Maxim Moderate Profile         Maxim Moderately
                          Corporate Bond Portfolio  Small-Cap Value Portfolio          Portfolio               Aggressive Profile
                                                                                                                    Portfolio

                             Investment Division       Investment Division        Investment Division          Investment Division
                             -------------------       -------------------        -------------------          -------------------
                              1999         1998         1999         1998          1999          1998          1999          1998
                              -----        -----        -----        -----         -----         -----         -----         ----

FROM OPERATIONS:
Net investment
income (loss)                 $             $           $             $            $             $             $             $
                             1,632,098     1,978,214     127,160       42,867     2,044,844        211,404     2,157,614    206,819

Net realized gain
(loss) on investments
                              (443,563)       95,464    (229,894)     (99,789)      112,653        (52,683)      212,675     29,935
Net change in
unrealized appreciation
(depreciation) in
investments                   (438,028)   (1,789,060)     54,058       17,855     1,196,942        390,402     3,280,255    604,177
                              ---------   -----------     -------      -------    ----------       --------    ----------   -------

Increase (decrease)
 in net assets
resulting from
operations                     750,507       284,618     (48,676)     (39,067)    3,354,439        549,123     5,650,544    840,931
                               --------      --------    --------     --------    ----------       --------    ----------   -------

FROM UNIT TRANSACTIONS
 (by category):
Purchase payments:                                                               11,447,952
                             1,903,631     2,234,741     522,187      407,995                    5,102,491    15,976,919  7,433,638

Redemptions:
                            (1,974,449)   (1,983,322)   (212,260)    (165,644)     (891,412)      (451,666)   (1,411,116)  (170,535)

Net transfers:
                            (1,255,770)    4,821,862    (422,877)   1,295,632     1,374,839      5,725,742     1,447,230  4,914,352
                            -----------    ----------   ---------   ----------    ----------     ----------    ---------- ---------
Increase (decrease)
 in net assets
resulting from unit
 transactions               (1,326,588)    5,073,281    (112,950)   1,537,983    11,931,379     10,376,567    16,013,033  12,177,455
                            -----------    ----------   ---------   ----------   -----------    -----------   ----------- ----------

Due to/from GWLA:
                                     -             -           -            -             -              -             -

INCREASE (DECREASE)
 IN NET ASETS
                              (576,081)    5,357,899    (161,626)   1,498,916    15,285,818     10,925,690    21,663,577  13,018,386

NET ASSETS:
Beginning of period                                  2,315,918
                          ----          --          ------------
                            21,423,993    16,066,094                  817,002    12,532,348      1,606,658    15,061,345   2,042,959
                            -----------   -----------                 --------   -----------     ----------   -----------  ---------
  End of period           $             $            $ 2,154,292  $ 2,315,918  $ 27,818,166   $ 12,532,348  $ 36,724,922 $15,061,345
                          ===           ==           ============ ============ =============  ============= ========================
                              20,847,912 21,423,993

                                          (1) The Investment Division commenced operations on September
                                    13, 1999

                                          (2) The Investment Division ceased operations on June 22, 1998
See Notes to financial statements.                                                                                     (Continued)



FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


---------------------------------------------------------------------------------------------------------------------------------


                          Maxim Moderately

                        Conservative Profile            Maxim Money                 Maxim Stock            Maxim T. Rowe Price
                              Portfolio               Market Portfolio            Index Portfolio        Equity/Income Portfolio
                         Investment Division        Investment Division         Investment Division        Investment Division
                         -------------------        -------------------         -------------------        -------------------
                          1999         1998         1999           1998         1999          1998         1999          1998
                          -----        -----        -----          -----        -----         -----        -----         ----

FROM OPERATIONS:
Net investment
income (loss)              $             $           $              $             $            $             $            $
                           805,578       283,330     3,699,816    3,672,866    31,180,512   18,074,050     8,168,430    5,630,918

Net realized gain
(loss) on investments
                            21,951           568        (7,353)      (2,301)   63,972,777   54,225,527     3,418,143    5,920,060
Net change in
unrealized appreciation
(depreciation) in
investments
                           105,650        21,454         7,354      (14,920)   16,131,973   53,732,608    (9,475,721)  (5,370,937)
                           --------       -------        ------     --------   -----------  -----------   -----------  -----------

Increase (decrease)
 in net assets
resulting from
operations
                           933,179       305,352     3,699,817    3,655,645   111,285,262  126,032,185     2,110,852    6,180,041
                           --------      --------    ----------   ----------  ------------ ------------    ----------   ---------

FROM UNIT TRANSACTIONS
 (by category):
Purchase payments:
                         4,138,130     1,859,334     5,634,174    5,846,204    25,039,154   24,928,517     7,614,787   10,348,790

Redemptions:                            (239,090)                                                          8,491,487
                          (827,270)                (18,814,495) (29,789,302)  (54,086,945) (41,986,982)                (8,532,144)

Net transfers:                                                                     (
                       ------       ----        ------         -----         -------
                          (201,468)    6,643,670    17,704,125   26,149,478       823,664)    (186,139)   (6,184,286)   6,727,954
                          ---------    ----------   -----------  -----------      --------    ---------   -----------   ---------
Increase (decrease)
 in net assets
resulting from unit
 transactions
                         3,109,392     8,263,914     4,523,804    2,206,380   (29,871,455) (17,244,604)   (7,060,986)   8,544,600
                         ----------    ----------    ----------   ----------  ------------ ------------   -----------   ---------

Due to/from GWLA:
                                 -             -             -            -             -            -             -            -

INCREASE (DECREASE)
 IN NET ASETS                                                           108,787,581
                         4,042,571     8,569,266     8,223,621    5,862,025    81,413,807                 (4,950,134)  14,724,641

NET ASSETS:
  Beginning of period

                         9,660,601     1,091,335   101,377,978   95,515,953   621,687,898  512,900,317    95,338,562   80,613,921
                         ----------    ----------  ------------  -----------  ------------ ------------   -----------  ----------
  End of period         13,703,172  $            $ 109,601,599 $             $            $             $            $ 95,338,562
                       ============ ==           ================            ==           ==            ==           ============
                                              9,660,601                101,377,978   703,101,705  621,687,898    90,388,428
                                              ==========               ============  ============ ============   ==========

                                          (1) The Investment Division commenced operations on September
                                    13, 1999

                                          (2) The Investment Division ceased operations on June 22, 1998
See Notes to financial statements.                                                                                  (Continued)



FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


------------------------------------------------------------------------------------------------------------------------------------


                             Maxim T. Rowe Price          Maxim Templeton              Maxim Total           Maxim U.S. Government
                          Mid-Cap Growth Portfolio      International Equity         Return Portfolio         Securities Portfolio
                                                                       Portfolio

                             Investment Division        Investment Division        Investment Division        Investment Division
                             -------------------        -------------------        -------------------        -------------------
                              1999         1998         1999           1998         1999         1998         1999           1998
                              -----        -----        -----          -----        -----        -----        -----          ----
                                                                                                  (2)

FROM OPERATIONS:
Net investment
income (loss)                 $            $            $              $                                       $  2,113,899  $
                               753,860      (34,990)       215,387      319,938  $            $                           2,173,404
                                                                                            -         37

Net realized gain
(loss) on investments
                               422,777       95,505        457,260    2,109,836             -        689         260,856    816,425
Net change in
unrealized
 appreciation
(depreciation) in
investments
                             1,655,670      839,486      9,273,339   (5,130,005)           -           6      (2,852,562)  (279,353)
                             ----------     --------     ----------  -----------           --          --     -----------  ---------

Increase (decrease)
 in net assets
resulting from
operations
                             2,832,307      900,001      9,945,986   (2,700,231)           -         732        (477,807) 2,710,476
                             ----------     --------     ----------  -----------           --        ----       --------- ---------

FROM UNIT TRANSACTIONS
 (by category):
Purchase payments:
                             4,545,636    2,604,203      3,377,668    5,129,535             -      1,783       2,462,742  2,772,504

Redemptions:
                              (610,921)    (442,280)    (3,531,231)  (3,956,272)            -          -      (6,014,775)(4,961,327)

Net transfers:
                             1,608,936    3,621,382     (2,072,048)  (6,962,389)           -      (6,997)     (3,732,724) 6,466,185
                             ----------   ----------    -----------  -----------           --     -------     ----------- ---------
Increase (decrease)
 in net assets
resulting from unit
 transactions
                             5,543,651    5,783,305     (2,225,611)  (5,789,126)           -      (5,214)     (7,284,757) 4,277,362
                             ----------   ----------    -----------  -----------           --     -------     ----------- ---------

Due to/from GWLA:
                                     -            -              -            -             -          -               -       -

INCREASE (DECREASE)
 IN NET ASETS                                                                              (7,762,564)
                             8,375,958    6,683,306      7,720,375   (8,489,357)            -     (4,482)                6,987,838

NET ASSETS:
  Beginning of period                                   36,853,438                                            51,877,614
                          -----         ----         -----------------           ----------------------     ------------
                             8,159,495    1,476,189                  45,342,795            -       4,482                44,889,776
                             ----------   ----------                 -----------           --      ------               ----------
  End of period           $ 16,535,453  $             $ 44,573,813 $ 36,853,438  $            $             $ 44,115,050 $51,877,614
                          ============= ===           ========================== ===================================================
                                          8,159,495                                        -          -
                                                         ==========                                       ==         =

                                          (1) The Investment Division commenced operations on September
                                    13, 1999

                                          (2) The Investment Division ceased operations on June 22, 1998
See Notes to financial statements.                                                                                   (Continued)




FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


--------------------------------------------------------------------------------------------------------------------------------


                                  Maxim Value               Alger American         Alger American MidCap       American Century
                                Index Portfolio             Balanced Fund               Growth Fund            VP Balanced Fund
                              Investment Division        Investment Division        Investment Division       Investment Division
                              -------------------        -------------------        -------------------       -------------------
                               1999         1998         1999           1998         1999         1998         1999         1998
                               -----        -----        -----          -----        -----        -----        -----        ----
                                                          (1)                         (1)
FROM OPERATIONS:
Net investment
income (loss)                $            $            $                            $           $             $          $   8,014
                                948,717      381,260        (2,378) $                   (3,196)         -         5,655
                                                                               -

Net realized gain
(loss) on investments
                                  8,285       48,903        13,234             -        20,165          -          (818)     (537)
Net change in
unrealized appreciation
(depreciation)
in investments
                               (353,335)    (107,249)       96,340            -        243,902         -         (1,012)      930
                               ---------    ---------       -------           --       --------        --        -------      ---

Increase (decrease)
 in net assets
resulting from
operations
                                603,667      322,914       107,196            -        260,871         -          3,825     8,407
                                --------     --------      --------           --       --------        --         ------    -----

FROM UNIT TRANSACTIONS
(by category):
Purchase payments:            1,129,919
                                             604,764        23,789             -        32,715          -         7,789    10,644

Redemptions:
                               (730,371)    (206,103)       (3,830)            -       (32,238)         -        (1,525)   (8,567)

Net transfers:                1,109,153
                           ------------
                                           3,922,044     1,198,452            -      1,584,407         -         (6,374)  (45,046)
                                           ----------    ----------           --     ----------        --        -------  --------
Increase (decrease)
 in net assets
resulting from unit
 transactions                1,508,701
                           ------------
                                           4,320,705     1,218,411            -      1,584,884         -           (110)  (42,969)
                                           ----------    ----------           --     ----------        --          -----  --------

Due to/from GWLA:
                                      -            -             -             -             -          -             -         -

INCREASE (DECREASE)
 IN NET ASETS
                              2,112,368    4,643,619     1,325,607             -     1,845,755          -         3,715   (34,562)

NET ASSETS:
  Beginning of period         5,377,407                                                                          43,278    77,840
                           ------------- ------      ------------------------------------------------------------------- --------
                                             733,788            -             -             -          -
                                             --------           --            --            --         -
  End of period             $ 7,489,775  $             $ 1,325,607  $              $ 1,845,755 $             $   46,993    43,278
                            ============ ==            ============ ==================================================== ========
                                           5,377,407                          -                        -
                                           ==========                         ==                       =

                                          (1) The Investment Division commenced operations on September
                                    13, 1999

                                          (2) The Investment Division ceased operations on June 22, 1998
See Notes to financial statements.                                                                                      (Continued)




FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


------------------------------------------------------------------------------------------------------------------------------------


                             American Century VP      Fidelity Investments VIP   Fidelity Investments VIP    Fidelity Investments
                          Capital Appreciation Fund       Growth Portfolio           II Asset Manager         VIP II Contrafund
                                                                                         Portfolio                Portfolio

                             Investment Division        Investment Division         Investment Division      Investment Division
                             -------------------        -------------------         -------------------      -------------------
                              1999         1998         1999           1998         1999         1998         1999         1998
                              -----        -----        -----          -----        -----        -----        -----        ----

FROM OPERATIONS:
Net investment
 income (loss)              $            $            $              $             $            $            $            $
                              (345,032)   1,652,358     11,478,122    8,773,055     2,493,022   4,017,293       20,898         (649)

Net realized gain
 (loss) on investments
                            (4,265,915)  (1,049,432)     6,059,384    4,996,488     1,465,055   1,540,688       97,909            8
Net change in
unrealized appreciation
(depreciation) in
investments
                            20,021,065   (2,116,166)    26,326,245   14,901,879      (755,804)   (606,966)   1,067,059       64,693
                            -----------  -----------    -----------  -----------     ---------   ---------   ----------      ------

Increase (decrease)
 in net assets
resulting from
operations
                            15,410,118   (1,513,240)    43,863,751   28,671,422     3,202,273   4,951,015    1,185,866       64,052
                            -----------  -----------    -----------  -----------    ----------  ----------   ----------      ------

FROM UNIT TRANSACTIONS
 (by category):
Purchase payments:                                                                              4,455,735
                               210,251    3,473,775     12,561,248   11,466,969       673,810                  852,141            -

Redemptions:                                                                                   (2,988,300)
                            (4,164,724)  (5,022,488)    (9,392,922)  (6,785,858)   (2,997,371)                (287,143)      (6,865)

Net transfers:
                            (5,071,511) (11,487,040)    14,852,013    8,906,537    (8,938,413)    184,852    6,198,914      899,661
                            ----------- ------------    -----------   ----------   -----------    --------   ----------     -------
Increase (decrease)
 in net assets
resulting from unit
 transactions
                            (9,025,984) (13,035,753)    18,020,339   13,587,648   (11,261,974)  1,652,287    6,763,912      892,796
                            ----------- ------------    -----------  -----------  ------------  ----------   ----------     -------

Due to/from GWLA:
                                     -            -              -            -             -           -            -            -

INCREASE (DECREASE)
 IN NET ASETS                                                                6,603,302
                             6,384,134  (14,548,993)    61,884,090   42,259,070    (8,059,701)               7,949,778      956,848

NET ASSETS:
  Beginning of period

                            31,822,204   46,371,197    111,682,339   69,423,269    41,096,958   4,493,656      956,848           -
                            -----------  -----------   ------------  -----------   -----------  ----------     --------          -
  End of period           $ 38,206,338  $            $ 173,566,429 $             $            $            $ 8,906,626    $ 956,848
                          ============= ==           ================            ==           ==           ============   =========
                                         31,822,204                 111,682,339    33,037,257  41,096,958
                                         ===========                ============   =========== ==========

                                          (1) The Investment Division commenced operations on September
                                    13, 1999

                                          (2) The Investment Division ceased operations on June 22, 1998
See Notes to financial statements.                                                                                     (Continued)



FUTUREFUNDS SERIES ACCOUNT
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
 YEARS ENDED DECEMBER  31, 1999 AND 1998


------------------------------------------------------------------------------------------------------------------------------------


                                                      Pioneering Services

                            Janus Aspen Worldwide    Corporation VCT Equity     SteinRoe Balanced           Total FutureFunds
                               Growth Portfolio        Income - Class II               Fund                   Series Account
                                                                                                              --------------
                             Investment Division      Investment Division      Investment Division

                               1999        1998        1999         1998        1999        1998           1999           1998
                               -----       -----       -----        -----       -----       -----          -----          ----
                                                        (1)

FROM OPERATIONS:
Net investment
income (loss)                  $            $           $                        $          $             $  111,570,255 $
                                (13,084)         94         585  $                 3,607        (65)                      61,927,758
                                                                          -

Net realized gain
(loss) on investments                                                                                   75,412,158
                                 90,171      (1,685)       (414)          -           97          1        80,749,044
Net change in
unrealized appreciation
(depreciation)
in investments
                              1,198,225      98,857      (2,180)         -         4,633      4,856        69,201,564     71,778,239
                              ----------     -------     -------         --        ------     ------       -----------    ----------

Increase (decrease)
 in net assets
resulting from
operations
                              1,275,312      97,266      (2,009)         -         8,337      4,792       261,520,863    209,118,155
                              ----------     -------     -------         --        ------     ------      ------------   -----------

FROM UNIT TRANSACTIONS
 (by category):
Purchase payments:                                                                                        141,459,600    127,684,120
                                628,428      86,998       6,705           -       46,000      9,879

Redemptions:                                                                                           (143,563,124)  (131,504,056)
                                (54,609)        (47)          -           -            -          -

Net transfers:                                          201,217                               29,729
                           ----          -----      ------------ -----------------------------------
                              1,658,414      09,086                      -            -                    34,951,048     90,975,625
                              ----------     -------                     --           --                   -----------    ----------
Increase (decrease)
 in net assets
resulting from unit
 transactions                        207,922                               39,608
                           ----          ------     ------------ ------------------      -----------
                              2,232,233      96,037                      -        46,000                   32,847,524     87,155,689
                              ----------     -------                     --       -------                  -----------    ----------

Due to/from GWLA:
                                  6,515           -          18           -            -          -             6,533              -

INCREASE (DECREASE)
 IN NET ASETS                                                                                         296,273,844
                              3,514,060      93,303     205,931           -       54,337     44,400       294,374,920

NET ASSETS:
  Beginning of period

                                793,303          -           -           -        44,400         -      1,471,447,154  1,175,173,310
                                --------         --          --          --       -------        --     -------------- -------------
  End of period             $ 4,307,363   $ 793,303    $ 205,931 $           $            $  44,400    $1,765,822,074 $1,471,447,154
                            ============  ==========   ============================       ==========   =============================
                                                                                       -        98,737

                                          (1) The Investment Division commenced operations on September
                                    13, 1999

                                          (2) The Investment Division ceased operations on June 22, 1998
See Notes to financial statements.                                                                                     (Continued)



FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998

--------------------------------------------------------------------------------


1.   HISTORY OF THE SERIES ACCOUNT

     The FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the Series Account) is a separate account of Great-West Life & Annuity Insurance Company (the Company) and was established under Kansas law on November 15, 1983. In 1990, the Series Account was amended to conform to and comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered with the Securities and Exchange Commission as a unit investment trust under the provisions of the Investment Company Act of 1940, as amended.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies of the Series Account, which are in accordance with the accounting principles generally accepted in the investment company industry.

     Security Transactions - Security transactions are recorded on the trade date. Cost of investments sold is determined on the basis of identified cost.

     Dividend income is accrued as of the ex-dividend date and expenses are accrued on a daily basis.

     Security Valuation - The investments in shares of the underlying funds are valued at the closing net asset value per share as determined by the appropriate portfolio at year-end.

     The cost of investments represents shares of the underlying funds that were purchased by the Series Account. Purchases are made at the net asset value from net purchase payments or through reinvestment of all distributions from the underlying fund.

     Federal Income Taxes - The Series Account income is automatically applied to increase contract reserves. Under the existing federal income tax law, this income is not taxed to the extent that it is applied to increase reserves under a contract. The Company reserves the right to charge the Series Account for federal income taxes attributable to the Series Account if such taxes are imposed in the future.

     Net  Transfers  -  Net  transfers  include  transfers  between   investment
     divisions of the Series Account as well as transfers between other investment options of the Company.

3.   CHARGES UNDER THE CONTRACT

     Contact Maintenance Charge - To compensate the Company for administrative services, a contract maintenance charge of not more than $60 is deducted from each participant's account on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining.

     Charges Incurred for Total or Partial Surrenders - Pursuant to the contract, charges will be made for total or partial surrenders of a contract in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

     Premium Taxes - The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

     Deductions for Assumption of Mortality and Expense Risk - The Company deducts an amount, computed daily, from the net asset value of the Series Account investments, equal to an annual rate from .00% to 1.25% depending on the size of the contract. This charge is designed to compensate the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change.

4.   RELATED PARTY SERVICES

A wholly owned subsidiary of the Company, GW Capital Management, Inc., serves as investment advisor to Maxim Series Fund, Inc.. Fees are assessed against the average daily net asset value of the affiliated funds to compensate GW Capital Management, Inc. for investment advisory services.



5.  SELECTED DATA

                     The following is a summary of selected data for a unit of capital and net assets for the Series Account.


                     -----------------------------------------------------------------------------------------------------


                               Maxim Aggressive Profile Portfolio                       Maxim Ariel MidCap Value Portfolio


                     -----------------------------------------------------------------------------------------------------

                        0.00       0.55      0.75       0.95       1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
Operations              01/02/98   09/11/97  09/11/97   09/11/97   09/11/97    06/10/98   01/01/97    06/13/97   12/04/95   04/13/94

1999

 Beginning Unit
Value                 $  11.50   $         $          $  11.72  $            $  12.06    $  14.94   $  14.60   $   16.08  $
                                     11.79     11.75                11.68                                                      21.12

                     ===============================================================================================================

Ending Unit Value     $  14.01   $  14.28  $          $  14.15  $            $  12.09    $  14.90   $  14.53   $   15.97  $
                                                4.21                14.04                                                      20.92

                     ===============================================================================================================

 Number of Units
 Outstanding

                     980,948.29  25,571.23 63,448.45  68,648.89 223,144.49   58,732.02  58,898.13 328,339.05 529,521.61 2,033,465.79

                     ===============================================================================================================

Net Assets (000's)   $  13,739    $   365   $   901    $   971  $             $   710     $   878   $  4,771   $   8,456  $
                                                                    3,134                                                     42,532

                     ===============================================================================================================


1998

 Beginning Unit
 Value                $  10.00   $  10.31  $          $  10.30  $            $  10.00    $  11.23   $  11.00   $   12.14  $
                                               10.31                10.29                                                      15.99

                     ===============================================================================================================

 Ending Unit Value     $  11.50   $  11.79  $          $  11.72  $            $  12.06    $  14.94   $  14.60   $   16.08  $
                                               11.75                11.68                                                      21.12

                     ===============================================================================================================

 Number of Units
 Outstanding

                     411,766.69 3,713.98   15,150.39  39,090.58 192,086.65   39,226.80  39,615.48 256,925.44 470,211.38 2,277,248.95

                     ===============================================================================================================

 Net Assets (000's)   $   4,734    $    44   $   178    $   458  $             $   473     $   592   $  3,752   $   7,561  $
                                                                    2,243                                                     48,105

                     ===============================================================================================================


1997

 Beginning Unit
 Value                           $  10.00  $          $  10.00  $                        $  10.00   $  10.00   $   10.85  $
                                               10.00                10.00                                                      14.34

                                                                            ===========
                                ============================================           =============================================

 Ending Unit Value                $  10.31  $          $  10.30  $                        $  11.23   $  11.00   $   12.14  $
                                               10.31                10.29                                                      15.99

                                                                                       =============================================
                                ============================================           =============================================

 Number of Units
 Outstanding

                                    594.16         -   9,576.11 58,762.77                4,374.34  2,545.66  422,167.92 2,495,810.84

                                ============================================           =============================================

 Net Assets (000's)                $     6   $     -    $    99   $   605                  $   386    $    28   $  5 ,125  $
                                                                                                                              39,908


                                ============================================           ============================================


1996

 Beginning Unit Value                                                                                      $   10.34  $
                                                                                                                          13.70


                                                                                                         =========================

 Ending Unit Value                                                                                         $   10.85  $
                                                                                                                          14.34


                                                                                                         =========================

 Number of Units Outstanding

                                                                                                          528,556.23 2,440,068.07

                                                                                                         =========================

 Net Assets (000's)                                                                                        $   5,733  $
                                                                                                                         34,979


                                                                                                         =========================


1995

 Beginning Unit Value                                                                                      $   10.00  $
                                                                                                                          10.96


                                                                                                         =========================

 Ending Unit Value                                                                                         $   10.34  $
                                                                                                                          13.70


                                                                                                         =========================

 Number of Units Outstanding

                                                                                                          194,687.27 1,715,174.42

                                                                                                         =========================

 Net Assets (000's)                                                                                          $        $
                                                                                                               2,012     23,498

                               ===================================================================================================

                                                                                         (Continued)


5.  SELECTED DATA


                  -----------------------------------------------------------------------------------------------------------------


                         Maxim Ariel Small-Cap Value Portfolio                             Maxim Bond Portfolio


                  -----------------------------------------------------------------------------------------------------------------

                    0.00       0.55      0.75       0.95       1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
 Operations       01/02/98   01/01/97  06/13/97   12/04/95   11/04/94    06/10/98   01/01/97    06/13/97   12/04/95     11/15/83

1999

 Beginning Unit
Value                        $  13.69  $  12.69  $   16.63 $             $  10.34   $   11.12  $   10.99   $   11.70  $    29.87
                      10.87                                     18.21

                  =================================================================================================================

 Ending Unit Value$   10.24   $  12.83  $  11.87  $   15.52 $             $  10.31   $   11.03  $   10.88   $   11.56  $    29.42
                                                                           16.94


                  =================================================================================================================

 Number of Units
 Outstanding        257,904.70   7,616.79 26,816.01            141,840.01   32,935.95
                                                  37,219.61                          88,672.41 288,557.62  485,260.78 1,202,989.21

                  =================================================================================================================

Net Assets(000's)   2,642    $    98   $   318   $    578  $  2,403      $   340     $   978  $   3,139   $   5,610  $   35,389

                  =================================================================================================================


1998

 Beginning Unit
Value             $           $  12.72  $  11.81   $  15.50  $  17.03    $   10.00   $   10.48  $   10.38   $   11.08  $    28.36
                      10.00


                  =================================================================================================================

Ending Unit Value    10.87   $  13.69  $  12.69   $  16.63  $  18.21    $   10.34   $   11.12  $   10.99   $   11.70  $    29.87

                  =================================================================================================================

 Number of Units
 Outstanding

                  17,016.71   4,136.54 24,665.53  21,916.39 162,035.10   19,021.64    7,489.11 302,285.65  271,537.15 1,478,126.62

                  =================================================================================================================

Net Assets(000's)   1,273    $    57   $   313    $   364  $  2,951      $   197     $    83   $  3,322   $   3,178  $   44,148

                  =================================================================================================================


1997

 Beginning Unit
 Value                       $  10.00  $  10.00  $   12.24  $  13.48                 $  10.00  $   10.00   $   10.44  $    26.82

                            ============================================           ================================================

Ending Unit Value            $  12.72  $  11.81  $   15.50  $  17.03                 $  10.48  $   10.38   $   11.08  $    28.36

                                                                                   ================================================
                            ============================================           ================================================

 Number of Units
 Outstanding                    5,933.43    395.12
                                                   4,787.54 113,566.69                3,958.65  19,087.44  251,460.22 1,688,345.67

                            ============================================           ================================================

Net Assets(000's)            $    75    $    5    $    74  $  1,934                  $    41   $    198   $   2,786  $   47,881

                            ============================================           ================================================


1996

 Beginning Unit
 Value                                             $          $                                              $   10.11  $
                                                      10.48     11.58                                                       26.05

                                                 =======================                                  =========================

 Ending Unit Value                                $          $                                              $   10.44  $
                                                      12.24     13.48                                                       26.82

                                                 =======================                                  =========================

 Number of Units
 Outstanding

                                                   1,652.65 39,184.70                                      287,152.67 1,890,635.84

                                                 =======================                                  =========================

Net Assets(000's)                                 $    20  $                                              $   2,999  $
                                                                  528                                                      50,700

                                                 =======================                                  =========================


1995

 Beginning Unit
       Value                                      $          $                                              $   10.00  $
                                                      10.00     10.15                                                       22.89

                                                 =======================                                  =========================

Ending Unit Value                                $          $                                              $   10.11  $
                                                      10.48     11.58                                                       26.05

                                                 =======================                                  =========================

 Number of Units
Outstanding

                                                     164.60 30,919.44                                      197,590.07 2,010,468.99

                                                 =======================                                  =========================

Net Assets(000's)                                 $     2   $   358                                          $        $
                                                                                                              1,998      52,363

                               =====================================================================================================

                                                                                         (Continued)



5.  SELECTED DATA


                   ----------------------------------------------------------------------------------------------------


                                Maxim Bond Index Portfolio                          Maxim Conservative Profile Portfolio


                   -----------------------------------------------------------------------------------------------------------------

                     0.00       0.55      0.75       0.95       1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
 Operations         09/13/99   09/13/99  09/13/99   09/13/99   09/13/99    01/02/98   09/11/97    09/11/97   09/11/97     09/11/97

1999

 Beginning Unit
 Value             $  10.00   $  10.00  $  10.00   $  10.00  $  10.00    $   10.80   $   11.14  $   11.11   $   11.15  $   11.04

                   =================================================================================================================

 Ending Unit Value  $  10.03   $  10.01  $  10.00   $  10.00  $   9.99    $   11.33   $   11.61  $   11.56   $   11.58  $   11.42

                   =================================================================================================================

 Number of Units
 Outstanding

                           -       0.50    249.52      79.29 12,077.38   704,508.34    1,880.81 342,028.29   12,170.50 431,714.66

                   =================================================================================================================

Net Assets(000's)  $     -    $     0    $    2     $    1   $   121    $   7,981    $     22  $   3,955    $    141  $   4,932

                   =================================================================================================================


1998

 Beginning Unit
Value                                                                     $   10.00   $   10.34  $   10.34   $   10.33  $   10.32

                                                                         ===========================================================

Ending Unit Value                                                        $   10.80   $   11.14  $   11.11   $   11.15  $   11.04

                                                                         ===========================================================

 Number of Units
 Outstanding

                                                                         542,021.82      104.91 426,692.38    3,968.60 436,225.06

                                                                         ===========================================================

Net Assets(000's)                                                       $   5,856     $     1  $   4,741     $    44  $   4,816

                                                                         ===========================================================


1997

 Beginning Unit
Value                                                                           $   10.00  $           $   10.00  $
                                                                                                     10.00                  10.00

                                                                                    ================================================

 Ending Unit Value                                                                    $   10.34  $           $   10.33  $
                                                                                                     10.34                  10.32

                                                                                    ================================================
                                                                                    ================================================

 Number of Units
 Outstanding

                                                                                              -          -   94,228.09  72,034.42

                                                                                    ================================================

 Net Assets (000's)                                                                    $      -   $      -    $    973   $    743

                                                                                    ================================================


1996

 Beginning Unit
Value

Ending Unit Value

 Number of Units
Outstanding
 Net Assets (000's)

1995

 Beginning Unit
Value
Ending Unit Value

 Number of Units
Outstanding
 Net Assets (000's)


                               =============================================================================================

                                                                                         (Continued)



5.  SELECTED DATA

                   The following is a summary of selected data for a unit of capital and net assets for the Series Account.


                   -----------------------------------------------------------------------------------------------------------------


                          Maxim Founders Growth & Income Portfolio                       Maxim Growth Index Portfolio


                   -----------------------------------------------------------------------------------------------------------------

                      0.00       0.55      0.75      0.95        1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
 Operations         06/10/98   09/11/97  09/11/97  09/11/97    09/11/97    06/10/98   09/11/97    09/11/97   09/11/97     09/11/97

1999

 Beginning Unit
 Value             $  10.50   $  12.28  $  12.25 $          $   12.17    $   11.87   $   14.29  $   14.25   $   14.21 $
                                                       12.22                                                                 14.16

                   =================================================================================================================

Ending Unit Value   $  12.08   $  14.05  $  13.98 $          $   13.82    $   15.06   $   18.03  $   17.94   $   17.86 $
                                                       13.92                                                                 17.74

                   =================================================================================================================

 Number of Units
 Outstanding        3,248.53  21,762.04 38,384.92                          7,108.09
                                                   25,804.74 225,791.18                43,961.50 102,466.53  126,500.02 1,021,201.64

                   =================================================================================================================

Net Assets(000's)   $    39    $   306   $   537  $    359  $   3,121     $    107    $    792  $   1,839   $   2,259 $
                                                                                                                            18,117


                   =================================================================================================================


1998

 Beginning Unit
 Value              $  10.00   $  10.48  $  10.47 $          $   10.45    $   10.00   $   10.46  $   10.46   $   10.45 $
                                                       10.46                                                                 10.44

                   =================================================================================================================

Ending Unit Value   $  10.50   $  12.28  $  12.25 $          $   12.17    $   11.87   $   14.29  $   14.25   $   14.21 $
                                                       12.22                                                                 14.16

                   =================================================================================================================

 Number of Units
 Outstanding         1,779.20   5,053.76 26,637.10                            602.66
                                                   18,073.50 209,618.75                 6,496.27  24,247.29   66,115.58 566,409.87

                                                                          ==========================================================
                   =======================================================

Net Assets(000's)   $    19    $    62   $   326  $    221  $   2,551      $     7     $    93   $    346    $    940 $
                                                                                                                             8,019


                   =================================================================================================================


1997

 Beginning Unit
Value                          $  10.00  $  10.00 $          $   10.00                $   10.00  $   10.00   $   10.00 $
                                                       10.00                                                                 10.00

                              ============================================           ===============================================

 Ending Unit Value              $  10.48  $  10.47 $          $   10.45                $   10.46  $   10.46   $   10.45 $
                                                       10.46                                                                 10.44

                                                                                     ===============================================
                              ============================================           ===============================================

 Number of Units
 Outstanding                      1,908.53         -
                                                    7,818.57  81,095.13                 1,592.27          -    1,779.77  47,353.03

                              ============================================           ===============================================

Net Assets(000's)              $    20   $     -   $    82   $    847                  $    17   $      -    $     19  $     494

                              ============================================           ===============================================


1996

 Beginning Unit
 Value
Ending Unit Value

 Number of Units
Outstanding
 Net Assets (000's)

1995

 Beginning Unit
 Value
 Ending Unit Value

 Number of Units
Outstanding
 Net Assets (000's)


                               =================================================================================================

                                                                                         (Continued)



5.  SELECTED DATA


                   -----------------------------------------------------------------------------------------------------------------


                                 Maxim Index 600 Portfolio                             Maxim INVESCO Balanced Portfolio

                   -----------------------------------------------------------------------------------------------------------------

                      0.00       0.55      0.75      0.95        1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
 Operations         06/10/98   01/01/97  06/13/97  12/04/95    03/15/94    01/02/98   01/01/97    06/13/97   10/31/96     10/31/96

1999

 Beginning Unit
Value                 9.48  $   11.78  $  10.88 $          $   15.63    $   11.84   $   14.76  $   12.50   $   14.85   $   14.76
                                                       13.92


                   =================================================================================================================

Ending Unit Value  $   10.61  $   13.10  $  12.08 $          $   17.27    $   13.82   $   17.13  $   14.48   $   17.17   $   17.01
                                                       15.43


                   =================================================================================================================

 Number of Units
Outstanding           14,500.50  22,323.57 175,765.02173,995.43             457,632.00
                                                             524,935.92                90,591.72 684,805.52  478,348.00 5,105,248.56

                   =================================================================================================================

Net Assets (000's)   $   154   $    292 $         $          $   9,064    $   6,327   $   1,552  $   9,919   $   8,213   $  86,852
                                             2,123     2,684

                   =================================================================================================================


1998

 Beginning Unit
 Value             $  10.00  $   12.03  $  11.14 $          $   16.08    $   10.00   $   12.53  $   10.63   $   12.66   $   12.62
                                                       14.28


                   =================================================================================================================

Ending Unit Value   $   9.48  $   11.78  $  10.88 $          $   15.63    $   11.84   $   14.76  $   12.50   $   14.85   $   14.76
                                                       13.92


                   =================================================================================================================

 Number of Units
 Outstanding                   22,273.21 183,674.90                                                                     5,029,978.19
                    11,591.13                      72,881.82 654,733.49   206,749.57   13,049.81 530,510.93  342,274.21

                                                                          ==========================================================
                   =======================================================

Net Assets(000's)   $   110    $   262  $  1,998 $                       $   2,448    $    193  $   6,632   $   5,082   $  74,219
                                                       1,015     10,235

                   =================================================================================================================


1997

 Beginning Unit
 Value                          $  10.00  $  10.00 $          $   13.46                $   10.00  $   10.00   $   10.14   $   10.13
                                                       11.92


                              ============================================           ===============================================

Ending Unit Value              $  12.03  $  11.14 $          $   16.08                $   12.53  $   10.63   $   12.66   $   12.62
                                                       14.28


                                                                                     ===============================================
                              ============================================           ===============================================

 Number of Units
 Outstanding                    20,427.36  1,923.32 147,236.05
                                                             711,865.97                14,831.94   1,275.72  340,421.00 4,925,017.36

                              ============================================           ===============================================

Net Assets (000's)              $   246   $    21 $          $  11,447                 $    186   $     14   $   4,310   $  62,154
                                                       2,103


                              ============================================           ===============================================


1996

 Beginning Unit
 Value                                            $           $  11.82                                       $   10.00   $   10.00
                                                       10.43


                                                   =======================                                  ========================

 Ending Unit Value                                 $           $  13.46                                       $   10.14   $   10.13
                                                       11.92


                                                   =======================                                  ========================

 Number of Units
 Outstanding                                              132,987.33
                                                             477,902.35                                        4,262.66   22,568.19

                                                   =======================                                  ========================

 Net Assets (000's)                                $           $  6,433                                        $     43    $    229
                                                       1,585


                                                   =======================                                  ========================


1995

 Beginning Unit
 Value                                              $           $   9.48
                                                       10.00


                                                   =======================

 Ending Unit Value                                 $           $  11.82
                                                       10.43


                                                   =======================

 Number of Units
 Outstanding                                         72,120.51
                                                                      296,281.36


                                                   =======================

 Net Assets (000's)                                 $    753      $
                                                                              3,502


                               ===================================================================================================

                                                                                         (Continued)



5.  SELECTED DATA


                               ----------------------------------------------------------------------------------------------


                     Maxim INVESCO International Growth Portfolio (ADR)            Maxim INVESCO Small-Cap Growth Portfolio


                   -----------------------------------------------------------------------------------------------------------------

                      0.00      0.55       0.75      0.95        1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
Operations           06/10/98  01/01/97   06/13/97  12/04/95    01/05/95    06/10/98   01/01/97    06/13/97   12/04/95     01/09/95

1999

 Beginning Unit
 Value             $   9.75  $  12.26  $   10.99 $          $   16.28    $   11.04   $   13.81  $   12.97   $   18.52 $
                                                       15.21                                                                 22.31

                   =================================================================================================================

 Ending Unit Value   $  11.96  $  14.96  $   13.38 $          $   19.72    $   19.96   $   24.83  $   23.28   $   33.17 $
                                                       18.48                                                                 39.83

                   =================================================================================================================

 Number of Units
 Outstanding                              280,188.56
                    10,506.29 29,709.85            70,783.74 343,437.29    41,361.84  117,175.80 396,589.37  335,181.31 1,279,850.46

                   =================================================================================================================

Net Assets(000's)   $   126   $   445  $   3,749  $  1,308  $   6,772     $    826   $   2,909  $   9,232   $  11,117 $
                                                                                                                            50,978


                   =================================================================================================================


1998

 Beginning Unit
Value               $  10.00  $  11.15   $  10.01  $  13.88  $   14.90    $   10.00   $   11.80  $   11.11   $   15.90 $
                                                                                                                             19.21


                   =================================================================================================================

 Ending Unit Value   $   9.75  $  12.26   $  10.99  $  15.21  $   16.28    $   11.04   $   13.81  $   12.97   $   18.52 $
                                                                                                                             22.31


                   =================================================================================================================

 Number of Units
 Outstanding         5,065.09 29,294.88 292,162.25 51,071.84               31,102.91
                                                             347,745.34                85,293.71 334,433.76  251,992.27 1,277,401.42

                   =================================================================================================================

Net Assets(000's)   $    49   $   359   $  3,211   $   777  $   5,660     $    343   $   1,178  $   4,339   $   4,667 $
                                                                                                                            28,498


                   =================================================================================================================


1997

 Beginning Unit
Value                        $  10.00   $  10.00  $  12.50  $   13.46                $   10.00  $   10.00   $   13.52 $
                                                                                                                             16.38


                              ============================================           ===============================================

 Ending Unit Value             $  11.15   $  10.01  $  13.88  $   14.90                $   11.80  $   11.11   $   15.90 $
                                                                                                                             19.21


                              ============================================           ===============================================

 Number of Units
 Outstanding                 34,886.43       7.11 149,143.92
                                                             314,943.72               110,005.54     754.64  296,221.15 1,340,084.31

                              ============================================           ===============================================

 Net Assets (000's)             $   389    $     0  $  2,070  $   4,693                $   1,298    $     8   $   4,710 $
                                                                                                                            25,743


                              ============================================           ===============================================


1996

 Beginning Unit
Value                                             $  10.41  $   11.25                                       $   10.77 $
                                                                                                                             13.09


                                                                                                            ========================
                                                   =======================

 Ending Unit Value                                  $  12.50  $   13.46                                       $   13.52 $
                                                                                                                             16.38


                                                   =======================                                  ========================

 Number of Units
Outstanding                                        74,310.25
                                                             126,363.18                                      159,393.34 776,719.68

                                                   =======================                                  ========================

Net Assets(000's)                                  $   929  $   1,701                                       $   2,155 $
                                                                                                                            12,726


                                                   =======================                                  ========================


1995

 Beginning Unit
 Value                                                $  10.00  $   10.00                                       $   10.00 $
                                                                                                                             10.00


                                                   =======================                                  ========================

 Ending Unit Value                                  $  10.41  $   11.25                                       $   10.77 $
                                                                                                                             13.09


                                                   =======================                                  ========================

 Number of Units
 Outstanding                                         1,130.83
                                                              23,104.73                                       24,147.18 210,982.04

                                                   =======================                                  ========================

 Net Assets (000's)                                  $    12   $    260                                        $    260  $   2,762

                               =====================================================================================================

                                                                                         (Continued)



5.  SELECTED DATA

                               The following is a summary of selected data for a unit of capital and net assets for the Series
                               Account.


                   -----------------------------------------------------------------------------------------------------------------


                        Maxim Loomis Sayles Corporate Bond Portfolio            Maxim Loomis Sayles Small-Cap Value Portfolio

                   -----------------------------------------------------------------------------------------------------------------

                      0.00      0.55       0.75      0.95        1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
Operations           01/02/98  01/01/97   06/13/97  12/04/95    02/02/95    06/10/98   09/11/97    09/11/97   09/11/97     09/11/97

1999

 Beginning Unit
Value                $  10.29  $  11.53  $   10.83 $          $    15.41    $   9.58    $   9.74   $   9.72    $   9.69   $    9.66
                                                       12.88


                   =================================================================================================================

 Ending Unit Value   $  10.79  $  12.03  $   11.27 $          $    15.96    $   9.53    $   9.65   $   9.61    $   9.56   $    9.49
                                                       13.38


                   =================================================================================================================

 Number of Units
 Outstanding       69,826.06 11,524.60 189,311.10 132,735.46               2,176.29
                                                             1,005,368.97               8,763.18  19,064.83   32,492.98  163,845.38

                   =================================================================================================================

Net Assets(000's)   $   753   $   139  $   2,133 $          $              $    21     $    85   $    183    $    311   $   1,555
                                                       1,777      16,046

                   =================================================================================================================


1998

 Beginning Unit
Value                10.00  $  11.21  $   10.55 $          $    15.09    $  10.00    $  10.03  $   10.02   $   10.01   $   10.01
                                                       12.57


                   =================================================================================================================

 Ending Unit Value   $  10.29  $  11.53  $   10.83 $          $    15.41    $   9.58    $   9.74   $   9.72    $   9.69   $    9.66
                                                       12.88


                   =================================================================================================================

 Number of Units
 Outstanding

                    49,103.31 10,107.63 178,619.57 107,193.711,134,813.38   9,120.17    5,260.61  14,660.30   22,333.17  188,314.26

                   =================================================================================================================

Net Assets(000's)   $   505   $   117  $   1,934 $          $   17,487     $    87     $    51   $    142    $    216   $   1,818
                                                       1,381


                   =================================================================================================================


1997

 Beginning Unit
Value                 $  10.00  $   10.00 $          $    13.55                $  10.00  $   10.00   $   10.00   $   10.00
                                                       11.26


                              ============================================           ===============================================

 Ending Unit Value             $  11.21  $   10.55 $          $    15.09                $  10.03  $   10.02   $   10.01   $   10.01
                                                       12.57


                              ============================================           ===============================================

 Number of Units
Outstanding

                              10,505.76     140.06 84,830.69  986,392.61                1,448.50          -    9,792.14   70,399.46

                              ============================================           ===============================================

Net Assets(000's)             $   118    $     1 $          $   14,885                 $    15    $     -     $    98    $    705
                                                       1,066


                              ============================================           ===============================================


1996

 Beginning Unit
Value                                               $          $    12.44
                                                       10.30


                                                   =======================

 Ending Unit Value                                 $          $
                                                       11.26       13.55

                                                   =======================

 Number of Units
 Outstanding

                                                   38,958.69  478,757.71

                                                   =======================

 Net Assets (000's)                                 $    439  $    6,488

                                                   =======================


1995

 Beginning Unit
 Value                                            $          $    10.00
                                                       10.00


                                                   =======================

 Ending Unit Value                                  $         $    12.44
                                                       10.30


                                                   =======================

 Number of Units
 Outstanding

                                                      269.42  220,637.10

                                                   =======================

 Net Assets (000's)                                  $     3  $    2,744

                               =============================================================================================

                                                                                         (Continued)



5.  SELECTED DATA


                   -----------------------------------------------------------------------------------------------------------------


                              Maxim Moderate Profile Portfolio                  Maxim Moderately Aggressive Profile Portfolio


                   -----------------------------------------------------------------------------------------------------------------

                      0.00      0.55       0.75      0.95        1.25        0.00        0.55       0.75       0.95         1.25

  Date Commenced
 Operations          01/02/98  09/11/97   09/11/97  09/11/97    09/11/97    01/02/98    09/11/97   09/11/97   09/11/97     09/11/97

1999

 Beginning Unit
Value              $   11.13  $  11.35  $   11.32  $  11.28  $   11.25    $    11.25   $  11.58  $   11.55   $   11.52  $   11.48

                   =================================================================================================================

 Ending Unit Value  $   12.96  $  13.14  $   13.08  $  13.00  $   12.93    $    13.73   $  14.06  $   14.00   $   13.93  $   13.83

                   =================================================================================================================

 Number of Units
 Outstanding                                                             1,804,051.78
                   1,219,880.726,109.16 347,108.62 91,118.94 479,827.82                 9,781.57 207,585.59  163,856.44 478,876.63

                   =================================================================================================================

 Net Assets (000's) $  15,809   $    80  $   4,541  $  1,185  $   6,202    $   24,775    $   138  $   2,905   $   2,282  $   6,625

                   =================================================================================================================


1998

 Beginning Unit
Value                 10.00  $  10.24  $   10.24  $  10.23  $   10.22    $    10.00   $   0.35  $   10.34   $   10.34  $   10.33

                   =================================================================================================================

 Ending Unit Value  $   11.13  $  11.35  $   11.32  $  11.28  $   11.25    $    11.25   $  11.58  $   11.55   $   11.52  $   11.48

                   =================================================================================================================

 Number of Units
 Outstanding

                   419,765.72  2,619.56 258,990.96 16,878.33 418,487.19    697,144.75   4,302.17 140,358.02   36,452.19 446,496.19

                   =================================================================================================================

 Net Assets (000's) $   4,672   $    30  $   2,932   $   190  $   4,708     $   7,844    $    50  $   1,622    $    420  $   5,126

                   =================================================================================================================


1997

 Beginning Unit
Value                        $  10.00  $   10.00  $  10.00  $   10.00                 $  10.00  $   10.00   $   10.00  $   10.00

                              ============================================            ==============================================

 Ending Unit Value             $  10.24  $   10.24  $  10.23  $   10.22                 $  10.35  $   10.34   $   10.34  $   10.33

                              ============================================            ==============================================

 Number of Units
 Outstanding

                               2,249.51          - 44,770.91 110,105.33                 2,109.96          -   53,828.37 141,839.79

                              ============================================            ==============================================

 Net Assets (000's)             $    23    $     -   $   458  $   1,125                  $    22   $      -    $    557  $   1,465

                              ============================================            ==============================================


1996

 Beginning Unit
Value
 Ending Unit Value

 Number of Units
 Outstanding
 Net Assets (000's)

1995

 Beginning Unit
Value
 Ending Unit Value

 Number of Units
Outstanding
 Net Assets (000's)


                   ====================================================================================================

                                                                            (Continued)



5.  SELECTED DATA


                   ----------------------------------------------------------------------------------------------------


                     Maxim Moderately Conservative Profile Portfolio                    Maxim Money Market Portfolio


                   ----------------------------------------------------------------------------------------------------

                     0.00      0.55       0.75      0.95        1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
 Operations         01/02/98  09/11/97   09/11/97  09/11/97    09/11/97    06/10/98   01/01/97    06/13/97   12/04/95     11/15/83

1999

 Beginning Unit
Value                 10.95  $  11.15   $  11.12  $  11.04      $         $  10.28   $   10.95 $            $   11.34  $   19.01
                                                               11.05                              10.70

                   =================================================================================================================

 Ending Unit Value $   11.87  $  12.01   $  11.96  $  11.85      $         $  10.78   $   11.41 $            $   11.77  $   19.68
                                                               11.82                              11.13

                   =================================================================================================================

 Number of Units
 Outstanding        443,954.25  2,199.42 383,124.12 14,657.02                          708,987.52
                                                             309,247.32   64,181.93             2,059,542.36 430,080.54 3,701,304.91

                   =================================================================================================================

 Net Assets (000's)$   5,268    $   26   $  4,581   $   174      $          $   692   $   8,091 $            $   5,064  $  72,827
                                                               3,655                              22,928

                   =================================================================================================================


1998

 Beginning Unit
        Value      $   10.00  $  10.21   $  10.21  $  10.20      $         $  10.00   $   10.47 $            $   10.89  $   18.30
                                                               10.19                              10.25

                   =================================================================================================================

 Ending Unit Value $   10.95  $  11.15   $  11.12  $  11.04      $         $  10.28   $   10.95 $            $   11.34  $   19.01
                                                               11.05                              10.70

                   =================================================================================================================

 Number of Units
 Outstanding         177,087.47         - 338,437.20  4,110.80
                                                             354,140.45   80,123.80  719,236.73 1,613,050.25 352,052.98 3,758,054.92

                   =================================================================================================================

 Net Assets (000's)$   1,940    $    -   $  3,763   $    45      $          $   824   $   7,874 $            $   3,992  $  71,428
                                                               3,913                              17,260

                   =================================================================================================================


1997

 Beginning Unit
Value                        $  10.00   $  10.00 $              $                    $   10.00 $            $   10.44  $   17.60
                                                      10.00    10.00                              10.00

                             ============================================           ================================================

 Ending Unit Value            $  10.21   $  10.21 $              $                    $   10.47 $            $   10.89  $   18.30
                                                      10.20    10.19                              10.25

                             ============================================           ================================================

 Number of Units
 Outstanding                 -            53,438.52
                                                -           53,608.55               875,612.10 11,698.04  1,402,319.60 3,877,164.14

                             ============================================           ================================================

 Net Assets (000's)             $    -     $    -  $    545      $                    $   9,168 $            $  15,271  $  70,952
                                                                546                                120

                             ============================================           ================================================


1996

 Beginning Unit
 Value                                                                                                      $   10.04  $
                                                                                                                            16.96


                                                                                                           =========================

 Ending Unit Value                                                                                           $   10.44  $
                                                                                                                            17.60


                                                                                                           =========================

 Number of Units
 Outstanding

                                                                                                            343,499.44 3,129,281.92

                                                                                                           =========================

 Net Assets (000's)                                                                                          $   3,588  $
                                                                                                                           55,089


                                                                                                           =========================


1995

 Beginning Unit
Value                                                                                                        $   10.00  $
                                                                                                                            16.25


                                                                                                           =========================

 Ending Unit Value                                                                                           $   10.04  $
                                                                                                                            16.96


                                                                                                           =========================

 Number of Units
Outstanding

                                                                                                            169,096.04 2,880,571.67

                                                                                                           =========================

 Net Assets (000's)                                                                                          $   1,697   $
                                                                                                                          48,860


                               =====================================================================================================

                                                                                         (Continued)



5.  SELECTED DATA


                   ------------------------------------------------------------------------------------------------------


                                Maxim Stock Index Portfolio                       Maxim T. Rowe Price Equity/Income Portfolio

                   -----------------------------------------------------------------------------------------------------------------

                     0.00      0.55       0.75       0.95         1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
 Operations         06/10/98  01/01/97   06/13/97   12/04/95     11/15/83    06/10/98   01/01/97    06/13/97   12/04/95     11/09/94

1999

 Beginning Unit
 Value                11.09  $  16.58  $   13.78  $    20.44 $             $   10.17   $   13.88  $   12.04   $   16.99   $   20.94
                                                                           71.93


                   =================================================================================================================

 Ending Unit Value $   13.28  $  19.74  $   16.37  $    24.24 $             $   10.51   $   14.27  $   12.36   $   17.40   $   21.39
                                                                           85.06


                   =================================================================================================================

 Number of Units   560,272.75 610,676.95 3,812,823.61 ,877,727.40 6,767,826.02 104,951.02
Outstanding                                                                           132,978.09 625,382.39  427,608.57 3,377,050.02

                   =================================================================================================================

Net Assets(000's)    7,443 $          $  62,432  $   45,520 $             $   1,103   $   1,898  $   7,729   $   7,439   $  72,219
                                12,056                           575,651

                   =================================================================================================================


1998

 Beginning Unit
        Value         10.00  $  13.15  $   10.95  $    16.27 $             $   10.00   $   12.81  $   11.14   $   15.74   $   19.47
                                                                           57.44


                   =================================================================================================================

 Ending Unit Value $   11.09  $  16.58  $   13.78  $    20.44 $             $   10.17   $   13.88  $   12.04   $   16.99   $   20.94
                                                                           71.93


                   =================================================================================================================

 Number of Units   444,254.02 106,369.29 3,382,583.01 ,470,364.97             114,503.07
Outstanding                                                   7,484,324.11            119,756.04 614,261.17  379,091.37 3,756,224.78

                   =================================================================================================================

Net Assets(000's)    4,929  $  1,763  $  46,606  $   30,053 $             $   1,164   $   1,662  $   7,398   $   6,440   $  78,674
                                                                         538,337


                   =================================================================================================================


1997

 Beginning Unit
 Value                        $  10.00  $   10.00  $    12.43 $                         $   10.00  $   10.00   $   12.34   $   15.30
                                                                           44.00


                             ==============================================           ==============================================

 Ending Unit Value            $  13.15  $   10.95  $    16.27 $                         $   12.81  $   11.14   $   15.74   $   19.47
                                                                           57.44


                             ==============================================           ==============================================

 Number of Units             94,900.40 167,748.34 2,328,852.188,215,445.99
Outstanding                                                                            136,599.23  1,715.12  561,621.67 3,595,375.07

                             ==============================================           ==============================================

 Net Assets (000's)           $  1,248  $   1,837  $   37,890 $                         $   1,750   $     19   $   8,840   $  70,002
                                                                         471,895


                             ==============================================           ==============================================


1996

 Beginning Unit
 Value                                          $    10.30 $                                         $   10.43   $   12.98
                                                                           36.57


                                                  =========================                           =========================

 Ending Unit Value                                 $    12.43 $                                         $   12.34   $   15.30
                                                                           44.00


                                                  =========================                           =========================

 Number of Units                                  2,057,207.66
Outstanding                                                   7,884,581.79                             276,648.63 1,702,863.67

                                                  =========================                           =========================

 Net Assets (000's)                                $   25,565 $                                         $   3,413   $  26,057
                                                                         346,883


                                                  =========================                           =========================


1995

 Beginning Unit
Value                                             $    10.00 $                                         $   10.00   $    9.85
                                                                           27.30


                                                  =========================                           =========================

 Ending Unit Value                                 $    10.30 $                                         $   10.43   $   12.98
                                                                           36.57


                                                  =========================                           =========================

 Number of Units                                   937,180.75
Outstanding                                                   7,636,165.40                               1,324.94  550,610.66

                                                  =========================                           =========================

 Net Assets (000's)                                $    9,653   $                                        $     14   $   7,146
                                                                            279,234


                             ======================================================================================================

                                                                                         (Continued)



5.  SELECTED DATA


                 ------------------------------------------------------------------------------------------------------


                       Maxim T. Rowe Price Mid-Cap Growth Portfolio             Maxim Templeton International Equity Portfolio

                 -------------------------------------------------------------------------------------------------------------------

                    0.00      0.55       0.75       0.95         1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
 Operations       01/02/98  09/11/97   09/11/97   09/11/97     09/11/97    06/10/98   01/01/97    06/13/97   12/04/95     04/13/94

1999

 Beginning Unit
 Value           $   12.28  $  12 56  $   12.53   $   12.49  $   12.45     $   8.73   $    9.58  $    8.88   $   11.66  $   12.59

                 ===================================================================================================================

Ending Unit Value$   15.30  $  15.56  $   15.49   $   15.42  $   15.32    $   11.35   $   12.38  $   11.45   $   15.01  $   16.16

                 ===================================================================================================================

 Number of Units 450,551.56 13,098.81  51,474.65                           31,627.04
Outstanding                                        93,445.15 470,150.71                57,822.77 180,091.70  492,141.77 2,107,351.45

                 ===================================================================================================================

Net Assets(000's)   6,892   $   204   $    797   $   1,441  $   7,201     $    359    $    716  $   2,062   $   7,385  $  34,051

                 ===================================================================================================================


1998

 Beginning Unit
 Value             $   10.00  $  10.33  $   10.33   $   10.32  $   10.31    $   10.00   $   10.14  $    9.42   $   12.39  $   13.43

                 ===================================================================================================================

Ending Unit Value $   2.28  $  12.56  $   12.53   $   12.49  $   12.45     $   8.73   $    9.58  $    8.88   $   11.66  $   12.59

                 ===================================================================================================================

 Number of Units

Outstanding      176,746.72  3,908.23  36,548.42   55,481.56 384,828.79    28,867.69   32,162.34 122,570.24  498,703.59 2,333,665.81

                 ===================================================================================================================

Net Assets(000's)   2,170   $    49   $    458    $    693  $   4,789      $   252    $    308  $   1,089   $   5,815  $  29,389

                 ===================================================================================================================


1997

 Beginning Unit
Value                       $  10.00  $   10.00   $   10.00  $   10.00                $   10.00  $   10.00   $   12.27  $   13.33

                            ==============================================           ===============================================

Ending Unit Value           $  10.33  $   10.33   $   10.32  $   10.31                $   10.14  $    9.42   $   12.39  $   13.43

                            ==============================================           ===============================================

 Number of Units

Outstanding                  1,741.25          -   12,739.10 128,683.86                39,222.20   2,087.94  557,569.31 2,831,592.94

                            ==============================================           ===============================================

Net Assets(000's)           $    18    $     -    $    131  $   1,327                 $    398   $     20   $   6,908  $  38,028

                            ==============================================           ===============================================


1996

 Beginning Unit
 Value                                                                                                      $   10.36  $
                                                                                                                             11.29


                                                                                                            ========================

Ending Unit Value                                                                                            $   12.27  $
                                                                                                                             13.33


                                                                                                            ========================

 Number of Units

Outstanding                                                                                                  548,157.84 2,249,181.67

                                                                                                            ========================

Net Assets(000's)                                                                                           $   6,725  $
                                                                                                                            29,981


                                                                                                            ========================


1995

 Beginning Unit
 Value                                                                                                        $   10.00  $
                                                                                                                             10.49


                                                                                                            ========================

Ending Unit Value                                                                                            $   10.36  $
                                                                                                                             11.29


                                                                                                            ========================

Number of Units

Outstanding                                                                                                  290,190.44 1,645,237.34

                                                                                                            ========================

Net Assets(000's)                                                                                              $        $
                                                                                                               3,006         18,570

                             ======================================================================================================

                                                                                         (Continued)



5.  SELECTED DATA


                             ------------------------------------------------------------------------------------



                                   Maxim Total

                               Return Portfolio             Maxim U.S. Government Securities Portfolio


                             ------------------------------------------------------------------------------------

                                0.95       1.25       0.00       0.55        0.75         0.95          1.25

  Date Commenced Operations   12/04/95   04/20/94   06/10/98   01/01/97    06/13/97     12/04/95      04/01/85

1999

 Beginning Unit Value           $     -   $          $  10.43  $   11.33  $   11.14       $   11.93   $    14.31
                                                 -

                             ====================================================================================

 Ending Unit Value                                   $         $          $               $   11.85   $    14.18
                                                        10.46      11.30      11.09

                             ====================================================================================

 Number of Units                                    55,109.13
Outstanding                                                    19,724.89 350,532.03      217,847.85 2,599,233.40

                             ====================================================================================

 Net Assets (000's)             $     -    $     -    $   576   $    223  $   3,888       $   2,582   $   36,846

                             ====================================================================================


1998

 Beginning Unit Value         $   13.79   $  15.69   $  10.00  $   10.62  $   10.47       $   11.23   $    13.51

                             ====================================================================================

 Ending Unit Value            $            $     -   $  10.43  $   11.33  $   11.14       $   11.93   $    14.31
                                      -

                             ====================================================================================

 Number of Units

Outstanding                           -          -   6,374.10  13,389.95 341,859.87      151,304.43 3,217,525.64

                             ====================================================================================

 Net Assets (000's)             $     -    $     -    $    66   $    152  $   3,809       $   1,805   $   46,046

                             ====================================================================================


1997

 Beginning Unit Value         $   11.27  $   12.87             $   10.00  $   10.00       $   10.45   $    12.61

                             ======================           ===================================================

 Ending Unit Value            $   13.79   $  15.69             $   10.62  $   10.47       $   11.23   $    13.51

                             ======================           ===================================================

 Number of Units                            285.72                                       112,314.59
Outstanding                           -                         3,531.32     739.30                 3,225,407.45

                             ======================           ===================================================

 Net Assets (000's)          $          $                        $    38    $     8       $   1,261   $   43,575
                                 -          4

                             ======================           ========================              =============
                                                                                      ==============


1996

 Beginning Unit Value         $   10.18   $  11.66                                        $   10.15   $    12.29

                                        ===========
                             ===========                                              ===========================

 Ending Unit Value            $   11.27   $  12.87                                        $   10.45   $    12.61

                                        ===========
                             ===========                                              ===========================

 Number of Units              26,145.88 382,179.84                                       119,989.13
Outstanding                                                                                         3,234,023.68

                                        ===========
                             ===========                                              ===========================

 Net Assets (000's)            $    295   $  4,918                                        $   1,254   $   40,777

                             ======================                                   ===========================


1995

 Beginning Unit Value         $   10.00   $   9.62                                        $   10.00   $    10.71

                                        ===========
                             ===========                                              ===========================

 Ending Unit Value            $   10.18   $  11.66                                        $   10.15   $    12.29

                                        ===========
                             ===========                                              ===========================

 Number of Units                                                                          39,695.16
Outstanding                    4,862.59 214,442.71                                                  3,165,425.83

                             ======================                                                 =============
                                                                                      ==============

 Net Assets (000's)            $     50   $  2,501                                           $           $
                                                                                                403       38,890

                  ===================================================================================

                                                                                               (Continued)



5.  SELECTED DATA


                  ------------------------------------------------------------------------------------------------------------------


                               Maxim Value Index Portfolio                               Alger American Balanced Fund


                  ------------------------------------------------------------------------------------------------------------------

                    0.00       0.55       0.75       0.95        1.25        0.00       0.55        0.75       0.95         1.25

  Date Commenced
 Operations       06/10/98   09/11/97   09/11/97   09/11/97    09/11/97    09/13/99   09/13/99    09/13/99   09/13/99     09/13/99

1999

 Beginning Unit
 Value            $  10.26  $          $          $          $             $  10.00   $   10.00  $           $   10.00   $   10.00
                                 12.34      12.31      12.28      12.23                               10.00

                  ==================================================================================================================

 Ending Unit Value $  11.42  $          $          $          $             $  11.41   $   11.39  $           $   11.37   $   11.36
                                 13.67      13.61      13.55      13.46                               11.38

                  ==================================================================================================================

 Number of Units   7,980.97  13,235.05  69,752.97  40,924.99
Outstanding                                                  424,659.62            -    3,334.40   3,327.96   15,039.58   94,918.42

                  ==================================================================================================================

Net Assets(000's) $    91   $    181   $    949   $    554  $              $     -    $     38   $     38    $    171   $   1,079
                                                                           5,714


                  ==================================================================================================================


1998

 Beginning Unit
Value             $  10.00  $          $          $          $
                                 10.84      10.84      10.83      10.82

                  ========================================================

 Ending Unit Value $  10.26  $          $          $          $
                                 12.34      12.31      12.28      12.23

                  ========================================================

 Number of Units   2,711.68   8,915.02             23,951.01
Outstanding                             41,993.96            362,062.57

                  ========================================================

Net Assets(000's) $    28   $    110   $    517   $    294  $
                                                                           4,428


                  ========================================================


1997

 Beginning Unit
 Value                      $          $          $          $
                                 10.00      10.00   10.00         10.00

                            ==============================================

Ending Unit Value           $          $          $          $
                                 10.84      10.84      10.83      10.82

                            ==============================================

 Number of Units                                   12,307.01
Outstanding                          -          -             55,506.37

                            ==============================================

Net Assets(000's)            $     -    $     -   $    133  $
                                                                             601


                            ==============================================


1996

 Beginning Unit
 Value
 Ending Unit Value
 Number of Units

Outstanding
Net Assets (000's)

1995

 Beginning Unit
Value
Ending Unit Value
 Number of Units

Outstanding
Net Assets (000's)


===================================================================================================================================

                                                                                         (Continued)



5.  SELECTED DATA


                   --------------------------------------------------------------------------------

                                                                             American Century VP

                              Alger American MidCap Growth Fund                 Balanced Fund


                   --------------------------------------------------------------------------------

                      0.00       0.55       0.75       0.95        1.25        0.95        1.25

  Date Commenced
 Operations         09/13/99   09/13/99   09/13/99   09/13/99    09/13/99    12/04/95    08/03/92

1999

 Beginning Unit
         Value     $  10.00   $  10.00   $  10.00  $   10.00  $   10.00     $   14.88 $
                                                                                             18.77


                   ================================================================================

Ending Unit Value   $  12.24   $  12.21   $  12.21  $   12.20  $   12.19     $   16.15 $
                                                                                             20.36


                   ================================================================================

 Number of Units

Outstanding          4,468.96   2,819.93   4,173.07  13,680.57 126,221.16        588.23   1,841.07

                   ================================================================================

Net Assets(000's)   $    55    $    34    $    51   $    167  $   1,539      $     10   $     37

                   ================================================================================


1998

 Beginning Unit
 Value                                                                        $   12.98  $
                                                                                             16.41


                                                                            =======================

Ending Unit Value                                                            $   14.88
                                                                                        $
                                                                                        18.77


                                                                            =======================

 Number of Units                                                               1,003.91
Outstanding                                                                               1,510.32

                                                                            =======================

Net Assets(000's)                                                            $     15   $     28

                                                                            =======================


1997

 Beginning Unit
 Value                                                                       $   11.31  $
                                                                                             14.36


                                                                            =======================

Ending Unit Value                                                            $   12.98  $
                                                                                             16.41


                                                                            =======================

 Number of Units

Outstanding                                                                    3,607.78   1,890.46

                                                                            =======================

Net Assets (000's)                                                            $     47   $     31

                                                                            =======================


1996

 Beginning Unit
 Value                                                                       $   10.18  $
                                                                                             12.96


                                                                            =======================

 Ending Unit Value                                                            $   11.31  $
                                                                                             14.36


                                                                            =======================

 Number of Units

Outstanding                                                                  237,929.35 3,238,207.89

                                                                            =======================

Net Assets (000's)                                                           $   2,692  $
                                                                                            46,492


                                                                            =======================


1995

 Beginning Unit
Value                                                                      $   10.00  $
                                                                                             10.83


                                                                            =======================

 Ending Unit Value                                                            $   10.18  $
                                                                                             12.96


                                                                            =======================

 Number of Units

Outstanding                                                                   84,634.10 3,153,172.39

                                                                            =======================

 Net Assets (000's)                                                            $    861   $
                                                                                                      40,853


=============================================================================================================

                                                                                         (Continued)



5.  SELECTED DATA


                   -----------------------------------------------------------------------------------------------------------------


                       American Century VP Capital Appreciation Fund               Fidelity Investments VIP Growth Portfolio


                   -----------------------------------------------------------------------------------------------------------------

                     0.00       0.55       0.75       0.95        1.25        0.00        0.55       0.75       0.95         1.25

  Date Commenced
 Operations        06/10/98   01/01/97   06/13/97   12/04/95    08/07/92    06/10/98    01/01/97   06/13/97   12/04/95     04/21/94

1999

 Beginning Unit
         Value        9.72                                  $             $           $          $          $           $
                             $          $          $               13.02      12.18         17.04      14.98       18.46      24.48
                                9.36       9.80       8.73

                   =================================================================================================================

 Ending Unit Value  $  15.99  $          $          $          $             $   16.74  $          $          $           $
                                  15.32      16.01      14.23      21.16                    23.29      20.43       25.14      33.23

                   =================================================================================================================

 Number of Units              83,735.91 166,119.99 275,889.98                                     755,950.03
Outstanding        41,010.46                                  1,402,602.44   82,726.28 279,463.28             727,652.01 3,970,113.1

                   =================================================================================================================

Net Assets(000's)  $   656  $          $          $          $             $   1,385  $          $          $           $
                                  1,283      2,659      3,925     29,684                    6,508     15,444      18,292    131,938

                   =================================================================================================================


1998

 Beginning Unit
Value               $  10.00   $   9.62  $          $          $             $   10.00  $          $          $           $
                                             10.09       9.01      13.48                    12.28      10.82       13.36      17.77

                   =================================================================================================================

Ending Unit Value  $   9.72   $   9.36  $          $          $             $   12.18  $          $          $           $
                                              9.80       8.73      13.02                    17.04      14.98       18.46      24.48

                   =================================================================================================================

 Number of Units   25,906.23  10,882.95 164,721.68 304,341.17                                     593,071.00
Outstanding                                                   2,088,303.72   56,691.14 157,481.96             503,651.35 3,681,235.6

                   =================================================================================================================

Net Assets(000's)  $   252   $    102  $          $          $              $    691  $          $          $           $
                                             1,615      2,656     27,197                    2,683      8,882       9,300     90,127

                   =================================================================================================================


1997

 Beginning Unit
Value                         $  10.00  $          $          $                        $          $          $           $
                                             10.00       9.40      14.11                    10.00      10.00       10.93      14.57

                             ==============================================
                                                                                       =============================================

Ending Unit Value             $   9.62  $          $          $                        $          $          $           $
                                             10.09       9.01      13.48                    12.28      10.82       13.36      17.77

                             ==============================================
                                                                                       =============================================

 Number of Units              14,859.84     449.77 331,874.62                                       3,446.98
Outstanding                                                   3,207,248.87             157,223.90             588,801.03 3,352,899.8

                             ==============================================            =============================================

Net Assets(000's)            $    143             $          $                        $            $    37  $           $
                                         $              2,990     43,234                    1,931                  7,866     59,581
                                        5


                             ==============================================            =============================================


1996

 Beginning Unit
Value                                               $          $                                               $    9.62  $
                                                         9.92      14.93                                                      12.86

                                                   ========================                                  =======================

 Ending Unit Value                                  $          $                                              $           $
                                                         9.40      14.11                                           10.93      14.57

                                                   ========================                                  =======================

 Number of Units                                   585,432.85
Outstanding                                                   4,560,706.32                                   463,651.69 2,500,808.02

                                                   ========================                                  =======================

 Net Assets (000's)                                 $          $                                              $           $
                                                        5,503     64,356                                           5,068     36,439

                                                   ========================                                  =======================


1995

 Beginning Unit
 Value                                              $          $                                              $           $
                                                        10.00      11.53                                           10.00       9.62

                                                   ========================                                  =======================

 Ending Unit Value                                  $          $                                               $    9.62  $
                                                         9.92      14.93                                                      12.86

                                                   ========================                                  =======================

 Number of Units

Outstanding                                        292,581.15 4,954,474.12                                   164,201.34 1,502,634.51

                                                   ========================                                  =======================

 Net Assets (000's)                                 $   2,902  $                                               $   1,580 $
                                                                  73,995                                                     19,328

====================================================================================================================================

                                                                                         (Continued)




5.  SELECTED DATA


                  ------------------------------------------------------------------------------------------------------------------


                   Fidelity Investments VIP II Asset Manager Portfolio         Fidelity Investments VIP II Contrafund Portfolio

                  ------------------------------------------------------------------------------------------------------------------

                    0.00       0.55       0.75       0.95        1.25        0.00        0.55       0.75       0.95         1.25

  Date Commenced
Operations        06/10/98   01/01/97   06/13/97   12/04/95    04/21/94    11/12/98    11/12/98   11/12/98   11/12/98     11/12/98

1999

 Beginning Unit
 Value            $          $          $          $          $             $   11.71  $           $  11.70   $   11.70  $
                      10.58      13.73      12.27      16.26      16.47                    11.70                             11.69

                  ==================================================================================================================

Ending Unit Value           $          $          $          $             $   14.55  $           $  14.43   $   14.40  $
                      11.75      15.17      13.53      17.89      18.07                    14.46                             14.35

                  ==================================================================================================================

 Number of Units  39,365.73  44,428.26 289,063.48 166,809.69                                      19,034.82
Outstanding                                                  1,383,474.11    1,704.69  24,132.61              84,529.68 490,770.66

                  ==================================================================================================================

Net Assets (000's)$    463   $    674  $          $          $               $    25   $    349    $   275   $   1,217  $
                                            3,911      2,985     25,005                                                      7,041

                  ==================================================================================================================


1998

 Beginning Unit
Value              $          $   12.00  $          $          $             $   10.00  $           $  10.00   $   10.00  $
                      10.00                 10.74      14.27      14.50                    10.00                             10.00

                  ==================================================================================================================

Ending Unit Value           $          $          $          $             $   11.71  $           $  11.70   $   11.70  $
                      10.58      13.73      12.27      16.26      16.47                    11.70                             11.69

                  ==================================================================================================================

 Number of Units  32,619.73  38,527.01 287,339.45 163,995.76                                         545.53
Outstanding                                                  2,065,741.39           -          -               1,792.37  79,502.22

                  ==================================================================================================================

Net Assets (000's)$    345   $    529  $          $          $               $     -   $      -    $     6    $     21   $    930
                                            3,526      2,667     34,030

                  ==================================================================================================================


1997

 Beginning Unit
Value                      $   10.00  $          $          $
                                            10.00      11.91      12.17

                            ==============================================

Ending Unit Value           $          $          $          $
                                 12.00      10.74      14.27      14.50

                            ==============================================

 Number of Units             41,233.13   1,232.17 243,166.13
Outstanding                                                  2,104,778.43

                            ==============================================

Net Assets (000's)           $    495   $     13  $   3,470  $
                                                                          30,519


                            ==============================================


1996

 Beginning Unit
 Value                                              $          $
                                                       10.49      10.76

                                                  ========================

Ending Unit Value                                 $   11.91  $
                                                                           12.17


                                                  ========================

 Number of Units                                  220,279.35
Outstanding                                                  1,593,034.53

                                                  ========================

Net Assets(000's)                                $          $
                                                       2,623     19,393

                                                  ========================


1995

 Beginning Unit
Value                                              $          $
                                                       10.00       9.31

                                                  ========================

Ending Unit Value                                 $          $
                                                       10.49      10.76

                                                  ========================

 Number of Units                                  118,138.13
Outstanding                                                  1,202,943.32

                                                  ========================

Net Assets (000's)                                    1,239
                                                                          12,939


                             =======================================================================================

                                                                                         (Continued)



5.  SELECTED DATA


                 -------------------------------------------------------------------------------------------------------------

                  Janus Aspen Worldwide                  Pioneer VCT Equity Income Fund - Class II                 SteinRoe
                     Growth Portfolio                                                                              Balanced
                                                                                                                     Fund


                 -------------------------------------------------------------------------------------------------------------

                    0.75          0.95          0.00          0.55          0.75          0.95         1.25          0.75

  Date Commenced
Operations         06/02/98      10/12/98      09/13/99      09/13/99      09/13/99      09/13/99     09/13/99      06/02/98

1999

 Beginning Unit
Value                                              $
                      $            $           10.00            $             $            $             $            $
                    10.65        12.59                        10.00         10.00        10.00         10.00        10.72

                 =============================================================================================================

Ending Unit Value

                      $            $             $              $             $            $             $            $
                    17.31        20.54          9.76          9.74          9.74          9.73         9.72         11.98

                 =============================================================================================================

 Number of Units

Outstanding      123,401.32    105,742.62        -           270.05       1,471.60      1,756.46     17,679.99     8,242.99

                 =============================================================================================================

Net Assets (000's
                      $            $             $              $             $            $             $            $
                    2,136        2,172           -              3            14            17           172           99

                 =============================================================================================================


1998

Beginning Unit
Value

                      $            $                                                                                  $
                    10.00        10.00                                                                              10.00

                              =============
                 ==========================                                                                      =============

Ending Unit Value

                      $            $                                                                                  $
                    10.65        12.59                                                                              10.72

                              =============
                 ==========================                                                                      =============

Number of Units

Outstanding       17,591.36    48,118.83                                                                           4,142.27

                              =============
                 ==========================                                                                      =============

Net Assets(000's)
                      $            $                                                                                  $
                     187          606                                                                                 44

                 ==========================                                                                      =============
                              =============


1997

 Beginning Unit
Value
 Ending Unit Valu
 Number of Units
Outstanding
Net Assets (000's

1996

 Beginning Unit
Value
Ending Unit Value
Number of Units

Outstanding
Net Assets(000's)

1995

 Beginning Unit
Value
Ending Unit Value
 Number of Units

Outstanding
Net Assets(000's)


           =====================================================================

                                                                     (Continued)







                    GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    (An indirect wholly-owned subsidiary of
                      The Great-West Life Assurance Company)

                    Consolidated Financial Statements for the Years Ended
                      December 31, 1999, 1998, and 1997 and
                    Independent Auditors' Report











INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

     We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company (an indirect wholly-owned subsidiary of The Great-West Life Assurance Company) and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

     As discussed in Note 1 to the consolidated financial statements, effective January 1, 1999, the Company adopted Statement of Position No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for
     Internal Use" and, accordingly, changed its method of accounting for software development costs.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Denver, Colorado
January 31, 2000




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 1999 AND 1998
(Dollars in Thousands)

===================================================================================================================================

                                                                             1999                      1998
                                                                     ----------------------   -----------------------
ASSETS

INVESTMENTS:
  Fixed Maturities:
    Held-to-maturity, at amortized cost (fair value
      $2,238,581 and $2,298,936)                                   $           2,260,581    $           2,199,818
    Available-for-sale, at fair value (amortized cost
      $6,953,383 and $6,752,532)                                               6,727,922                6,936,726
  Common stock, at fair value (cost $43,978 and                                   69,240                   48,640
    $41,932)
  Mortgage loans on real estate, net                                             974,645                1,133,468
  Real estate, net                                                               103,731                   73,042
  Policy loans                                                                 2,681,132                2,858,673
  Short-term investments, available-for-sale (cost
    approximates fair value)                                                     240,804                  420,169
                                                                     ----------------------   -----------------------

         Total Investments                                                    13,058,055               13,670,536

Cash                                                                             257,840                  176,119
Reinsurance receivable
  Related party                                                                    5,015                    5,006
  Other                                                                          168,307                  187,952
Deferred policy acquisition costs                                                282,295                  238,901
Investment income due and accrued                                                137,810                  157,587
Other assets                                                                     308,419                  311,078
Premiums in course of collection                                                 142,199                   84,940
Deferred income taxes                                                            253,323                  191,483
Separate account assets                                                       12,780,016               10,099,543
                                                                     ----------------------   -----------------------








TOTAL ASSETS                                                       $          27,393,279    $          25,123,145
                                                                     ======================   =======================



See notes to consolidated financial statements.






====================================================================================================================================
                                                                                      1999                1998
                                                                                -----------------   -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY
POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                                           $        555,783    $        555,300
      Other                                                                         11,181,900          11,347,548
    Policy and contract claims                                                         391,968             428,798
    Policyholders' funds                                                               185,623             181,779
    Provision for policyholders' dividends                                              70,726              69,530
GENERAL LIABILITIES:
    Due to Parent Corporation                                                           35,979              52,877
    Due to GWL&A Financial                                                             175,035
    Repurchase agreements                                                               80,579             244,258
    Commercial paper                                                                                        39,731
    Other liabilities                                                                  638,469             761,505
    Undistributed earnings on participating business                                   130,638             143,717
    Separate account liabilities                                                    12,780,016          10,099,543
                                                                                -----------------   -----------------
         Total Liabilities                                                          26,226,716          23,924,586
                                                                                -----------------   -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized, 0 shares issued and outstanding Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding                                7,032               7,032
    Additional paid-in capital                                                         700,316             699,556
    Accumulated other comprehensive income (loss)                                      (84,861)             61,560
    Retained earnings                                                                  544,076             430,411
                                                                                -----------------   -----------------
         Total Stockholder's Equity                                                  1,166,563           1,198,559
                                                                                -----------------   -----------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                    $     27,393,279    $     25,123,145
                                                                                =================   =================





GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

===================================================================================================================================

                                                                    1999               1998               1997
                                                               ----------------   ----------------   ----------------
REVENUES:
  Premiums
    Related party (including premiums
       recaptured totaling $0,
      $0, and $155,798)                                     $                  $         46,191   $        155,798
    Other (net of premiums ceded totaling
      $85,803, $86,511 and $61,194)                                1,163,183            948,672            677,381
  Fee income                                                         635,147            516,052            420,730
  Net investment income
    Related party                                                    (10,923)            (9,416)            (8,957)
    Other                                                            886,869            906,776            890,630
  Net realized gains on investments                                    1,084             38,173              9,800
                                                               ----------------   ----------------   ----------------
                                                                   2,675,360          2,446,448          2,145,382
                                                               ----------------   ----------------   ----------------
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $80,681,
    $81,205, and $44,871)                                            970,250            768,474            543,903
  Increase in reserves
    Related party                                                                        46,191            155,798
    Other                                                             33,631             78,851             90,013
  Interest paid or credited to contractholders                       494,081            491,616            527,784
  Provision for policyholders' share of earnings
    on participating business                                         13,716              5,908              3,753
  Dividends to policyholders                                          70,161             71,429             63,799
                                                               ----------------   ----------------   ----------------
                                                                   1,581,839          1,462,469          1,385,050
  Commissions                                                        173,405            144,246            102,150
  Operating expenses (income):
    Related party                                                       (768)            (5,094)            (6,292)
    Other                                                            593,575            518,228            431,714
  Premium taxes                                                       38,329             30,848             24,153
                                                               ----------------   ----------------   ----------------
                                                                   2,386,380          2,150,697          1,936,775
INCOME BEFORE INCOME TAXES                                           288,980            295,751            208,607
                                                               ----------------   ----------------   ----------------
PROVISION FOR INCOME TAXES:
  Current                                                             72,039             81,770             61,644
  Deferred                                                            11,223             17,066            (11,797)
                                                               ----------------   ----------------   ----------------
                                                                      83,262             98,836             49,847
                                                               ----------------   ----------------   ----------------
NET INCOME                                                  $        205,718   $        196,915   $        158,760
                                                               ================   ================   ================


See notes to consolidated financial statements.



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

====================================================================================================================================

                                                                                              Accumulated
                                                                                 Additional    Other
                                       Preferred Stock         Common Stock       Paid-in   Comprehensive  Retained
                                ------------------------   --------------------
                                   Shares     Amount         Shares  Amount       Capital   Income (Loss)  Earnings       Total
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, JANUARY 1, 1997          2,000,800    121,800     7,032,000    7,032   $ 664,265     14,951      226,166   $   1,034,214

   Net income                                                                                             158,760         158,760
   Other comprehensive income                                                                 37,856                        37,856
                                                                                                                       ------------
Total comprehensive income                                                                                                196,616
                                                                                                                       ------------
Capital contributions                                                              26,483                                  26,483
Dividends                                                                                                 (71,394)        (71,394)
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, DECEMBER 31, 1997        2,000,800    121,800     7,032,000    7,032     690,748     52,807      313,532       1,185,919




   Net income                                                                                             196,915         196,915
   Other comprehensive income                                                                  8,753                        8,753
                                                                                                                       ------------
Total comprehensive income                                                                                                205,668
                                                                                                                       ------------
Capital contributions                                                               8,808                                   8,808
Dividends                                                                                                 (80,036)        (80,036)
Purchase of preferred shares     (2,000,800)  (121,800)                                                                  (121,800)
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, DECEMBER 31, 1998                0          0     7,032,000    7,032   $ 699,556     61,560      430,411   $   1,198,559

   Net income                                                                                             205,718         205,718
   Other comprehensive loss                                                                 (146,421)                    (146,421)
                                                                                                                       ------------
Total comprehensive loss                                                                                                   59,297
                                                                                                                       ------------
Capital contributions
Dividends                                                                                                 (92,053)        (92,053)
Income tax benefit on stock
  Compensation                                                                        760                                     760
                                ------------------------   --------------------  --------- ------------------------    ------------
BALANCE, DECEMBER 31, 1999                0          0     7,032,000    7,032   $ 700,316    (84,861)     544,076   $   1,166,563
                                ========================   ====================  ========= ========================    ============


See notes to consolidated financial statements.




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

===================================================================================================================================
                                                                    1999               1998               1997
                                                               ----------------   ----------------   ----------------
OPERATING ACTIVITIES:
  Net income                                                $        205,718   $        196,915   $        158,760
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Gain allocated to participating
        policyholders                                                 13,716              5,908              3,753
      Amortization of investments                                    (22,514)           (15,068)               409
      Net realized gains on investments                               (1,084)           (38,173)            (9,800)
      Depreciation and amortization                                   47,339             55,550             46,929
      Deferred income taxes                                           11,223             17,066            (11,824)
  Changes in assets and liabilities:
      Policy benefit liabilities                                     650,959            938,444            498,114
      Reinsurance receivable                                          19,636            (43,643)           112,594
      Accrued interest and other receivables                         (37,482)            28,467             30,299
      Other, net                                                    (146,150)          (184,536)            64,465
                                                               ----------------   ----------------   ----------------
         Net cash provided by operating activities                   741,361            960,930            893,699
                                                               ----------------   ----------------   ----------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to maturity
         Sales                                                                            9,920
         Maturities and redemptions                                  520,511            471,432            359,021
         Available-for-sale
         Sales                                                     3,176,802          6,169,678          3,174,246
         Maturities and redemptions                                  822,606          1,268,323            771,737
    Mortgage loans                                                   165,104            211,026            248,170
    Real estate                                                        5,098             16,456             36,624
    Common stock                                                      18,116              3,814             17,211
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                                           (563,285)          (584,092)          (439,269)
         Available-for-sale                                       (4,019,465)        (7,410,485)        (4,314,722)
    Mortgage loans                                                    (2,720)          (100,240)            (2,532)
    Real estate                                                      (41,482)            (4,581)           (64,205)
    Common stock                                                     (19,698)           (10,020)           (29,608)
                                                               ----------------   ----------------   ----------------
         Net cash provided by (used in)
           investing activities                             $         61,587   $         41,231   $       (243,327)
                                                               ================   ================   ================


                                                     (Continued)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997
(Dollars in Thousands)

==================================================================================================================================
                                                                    1999               1998               1997
                                                               ----------------   ----------------   ----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                     $       (583,900)  $       (507,237)  $       (577,538)
  Due to Parent Corporation                                          (16,898)           (73,779)           (19,522)
  Due to GWL&A Financial                                             175,035
  Dividends paid                                                     (92,053)           (80,036)           (71,394)
  Net commercial paper repayments                                    (39,731)           (14,327)           (30,624)
  Net repurchase agreements (repayments)
    borrowings                                                      (163,680)           (81,280)            38,802
  Capital contributions                                                                   8,808             11,000
  Purchase of preferred shares                                                         (121,800)
  Acquisition of subsidiary                                                             (82,669)
                                                               ----------------   ----------------   ----------------
                                                               ----------------   ----------------   ----------------
         Net cash used in financing activities                      (721,227)          (952,320)          (649,276)
                                                               ----------------   ----------------   ----------------

NET INCREASE IN CASH                                                  81,721             49,841              1,096

CASH, BEGINNING OF YEAR                                              176,119            126,278            125,182
                                                               ----------------   ----------------   ----------------

CASH, END OF YEAR                                           $        257,840   $        176,119   $        126,278
                                                               ================   ================   ================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                            $         76,150   $        111,493   $         86,829
    Interest                                                          14,125             13,849             15,124



See notes to consolidated financial statements.               (Concluded)





GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS YEARS ENDED DECEMBER 31, 1999, 1998, AND 1997 (Amounts in Thousands, except Share Amounts)
===============================================================================

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial) and an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (the Parent Corporation). The Company is an insurance company domiciled in the State of Colorado. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

     Basis of Presentation - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

     Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

         Investments - Investments are reported as follows:

     1. Management determines the classification of fixed maturities at the time of purchase. Fixed maturities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost unless fair value is less than cost and the decline is deemed to be other than temporary, in which case they are written down to fair value and a new cost basis is established.

     Fixed maturities not classified as held-to-maturity are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the net unrealized gains and losses reported as accumulated other comprehensive income (loss) in stockholder's equity. The net unrealized gains and losses on derivative financial instruments used to hedge available-for-sale securities are also included in other comprehensive income (loss).

     The amortized cost of fixed maturities classified as held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts using the effective interest method over the estimated life of the related bonds. Such amortization is included in net investment income. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains (losses) on investments.

     2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any valuation reserves. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

     The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

     3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

     4. Investments in common stock are carried at fair value.

     5. Policy loans are carried at their unpaid balances.

     6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at amortized cost. The Company considers short-term investments to be available-for-sale and amortized cost approximates fair value.

     7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

         Cash - Cash includes only amounts in demand deposit accounts.

     Internal Use Software - Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use". SOP 98-1 provides guidance on accounting for costs associated with computer software developed or obtained for internal use. As a result of the adoption of SOP 98-1, the Company capitalized $18,373 in internal use software development costs for the year ended December 31, 1999.

     Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions related to the production of new and renewal business, have been deferred to the extent recoverable. Other costs capitalized include expenses associated with the Company's group sales representatives. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs
     totaled   $43,512,   $51,724,   and  $44,298  in  1999,   1998,  and  1997,
     respectively.



     Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, Inc., both diversified, open-end management investment companies which are affiliates of the Company, shares of other external mutual funds, or government or corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

     Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,169,885 and $6,866,478 at December
     31, 1999 and 1998, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,468,685 and $4,908,964 at December 31, 1999 and 1998, respectively, are established at the contractholder's account value.

     Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet (see Note 3). The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

     Participating Fund Account - Participating life and annuity policy reserves are $4,297,823 and $4,108,314 at December 31, 1999 and 1998, respectively.
     Participating business approximates 31.0%, 32.7%, and 50.5% of the Company's ordinary life insurance in force and 94.0%, 71.9% and 91.1% of ordinary life insurance premium income for the years ended December 31, 1999, 1998 and 1997, respectively.

     The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Amounts allocable to participating policyholders are consistent with established Company practice.

     The Company has established a Participating Policyholder Experience Account
     (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheet. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

     The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from the Parent under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA net of a management fee paid to the Company accrue solely for the benefit of the participating policyholders.


     Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period. Fee income is derived primarily from contracts for claim processing or other administrative services and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies impact income by means of the provision for future policy benefit reserves, resulting in recognition of profits over the life of the contracts. The average crediting rate on annuity products was approximately 6.2%, 6.3%, and 6.6% in 1999, 1998, and 1997.

     Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset, net of a valuation allowance, will be realized.

     Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee received or paid is amortized over the term of the related agreement and recognized as an adjustment to investment income.

     The Company requires collateral in an amount greater than or equal to 102% of the borrowing for all securities lending transactions.

     Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk. Such hedging activity consists primarily of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options and equity swaps. The differential paid or received under the terms of these contracts is recognized as an adjustment to net investment income on the accrual method. Gains and losses on foreign exchange contracts are deferred and recognized in net investment income when the hedged transactions are realized.



     Interest rate swap agreements are used to convert the interest rate on certain fixed maturities from a floating rate to a fixed rate. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential. The differential represents the difference between current interest rates and an agreed-upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are stock conversion protection agreements that require the counter-party to automatically call the bond for cash when the issuer elects to convert the bond to common stock. Equity swap transactions generally involve the exchange of variable market performance of a basket of securities for a fixed interest rate.

     Although derivative financial instruments taken alone may expose the Company to varying degrees of market and credit risk when used solely for hedging purposes, these instruments typically reduce overall market and interest rate risk. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur.

     The Financial Accounting Standards Board has issued Statement No. 133, "Accounting for Derivative Instruments and for Hedging Activities", which, as amended, is required to be adopted in years beginning after June 15, 2000. This Statement provides a comprehensive and consistent standard for the recognition and measurement of derivatives and hedging activities. Although management has not completed its analysis of the impact of this Statement, management does not anticipate that the adoption of the new Statement will have a significant effect on earnings or the financial position of the Company because of the Company's minimal use of derivatives.

     Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25 to stock-based compensation awards to employees.


2.       ACQUISITION

     On July 8, 1998, the Company paid $82,669 in cash to acquire all of the outstanding shares of Alta Health & Life Insurance Company (Alta), formerly known as Anthem Health & Life Insurance Company. The purchase price was based on Alta's adjusted book value, and was subject to further minor adjustments. The results of Alta's operations, which had an insignificant effect on net income in 1998, have been combined with those of the Company since the date of acquisition.



     The acquisition was accounted for using the purchase method of accounting and, accordingly, the purchase price was allocated to the net assets acquired based on their estimated fair values. The fair value of tangible assets acquired and liabilities assumed was $379,934 and $317,440, respectively. The goodwill representing the purchase price in excess of fair value of net assets acquired is included in other assets and is being amortized over 30 years on a straight-line basis.


3.       RELATED-PARTY TRANSACTIONS

     On December 31, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $859 in premium income and increase in reserves, associated with certain policies, as a result of this transaction. Of the $137,638 in reserves that was recorded as a result of this transaction, $136,779 was recorded under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"), accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at December 31, 1998 as a result of this transaction:

      Assets                                                       Liabilities and Stockholder's Equity

      Cash                                        $     24,600     Policy reserves                    $     137,638
      Deferred income taxes                              3,816
      Policy loans                                      82,649
      Due from Parent Corporation                       19,753
      Other                                              6,820
                                                    ------------                                         ------------
                                                  $    137,638                                        $     137,638
                                                    ============                                         ============


     ===========================================================================
     In connection with this transaction, the Parent Corporation made a capital contribution of $5,608 to the Company.

     On September 30, 1998, the Company and the Parent Corporation entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured by coinsurance certain Parent Corporation individual non-participating life insurance policies. The Company recorded $45,332 in premium income and increase in reserves as a result of this transaction. Of the $428,152 in reserves that was recorded as a result of this transaction, $382,820 was recorded under SFAS No. 97 accounting principles. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at September 30, 1998 as a result of this transaction:



                   Assets Liabilities and Stockholder's Equity
      ===========================================

      ===========================================
      Bonds                                       $    147,475     Policy reserves                    $     428,152
      ===========================================
      Mortgages                                         82,637     Due to Parent Corporation                 20,820
      ===========================================
      Cash                                             134,900
      ===========================================
      Deferred policy acquisition costs                  9,724
      ===========================================
      Deferred income taxes                             15,762
      ===========================================
      Policy loans                                      56,209
      ===========================================
      Other                                              2,265
      ===========================================
                                                    ------------                                         ------------
                                                  $    448,972                                        $     448,972
      ===========================================   ============                                         ============

     In connection with this transaction, the Parent Corporation made a capital contribution of $3,200 to the Company.

     On September 30, 1998, the Company purchased furniture, fixtures and equipment from the Parent Corporation for $25,184. In February 1997, the Company purchased its corporate headquarters properties from the Parent Corporation for $63,700.

     On June 30, 1997, the Company recaptured all remaining pieces of an individual participating insurance block of business previously reinsured to the Parent Corporation on December 31, 1992. The Company recorded $155,798 in premium income and increase in reserves as a result of this transaction. The Company recorded, at the Parent Corporation's carrying amount, which approximates estimated fair value, the following at June 30, 1997 as a result of this transaction:

                   Assets Liabilities and Stockholder's Equity
      ====================================

      ====================================
      Cash                                 $       160,000      Policy reserves                    $       155,798
      ====================================
      Bonds                                         17,975      Due to Parent Corporation                   20,373
      ====================================
      Other                                             60      Deferred income taxes                        2,719
      ====================================
                                                                Undistributed earnings on
      ====================================
                                                                  participating business                      (855)
      ====================================
                                             ----------------                                        ----------------
                                           $       178,035                                         $       178,035
      ====================================   ================                                        ================

     In connection with this transaction, the Parent Corporation made a capital contribution of $11,000 to the Company.

     Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. All related employee benefit plan assets and liabilities were also transferred to the Company (see Note 9). The transfer did not have a material effect on the Company's operating expenses as the actual costs associated with the employees and the benefit plans were charged previously to the Company under administrative service agreements between the Company and the Parent Corporation.

     The Company performs administrative services for the U.S. operations of the Parent Corporation. The following represents revenue from the Parent Corporation for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.


                                                            Years Ended December 31,
                                               ---------------------------------------------------
                                                    1999              1998              1997
                                               ---------------   ---------------   ---------------

 Investment management revenue               $         130     $         475     $         801
 Administrative and underwriting revenue               768             5,094             6,292

     At December 31, 1999 and 1998, due to Parent Corporation includes $10,641 and $17,930 due on demand and $25,338 and $34,947 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to the Parent Corporation bear interest at the public bond rate (6.7% and 6.1% at December 31, 1999 and 1998, respectively) while the note payable bears interest at 5.4%.

     On May 4, 1999, the Company issued a $175,000 subordinated note to GWL&A Financial, the proceeds of which were used for general corporate purposes. The subordinated note bears interest at 7.25% and is due June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations.

     Interest expense attributable to these related party obligations was $11,053, $9,891, and $9,758 for the years ended December 31, 1999, 1998 and
     1997, respectively.


4.       REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

     Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1999 and 1998, the reinsurance receivable had a carrying value of $173,322 and $192,958, respectively.



     The following schedule details life insurance in force and life and accident/health premiums:


                                                       Ceded            Assumed                          Percentage
                                                   Primarily to        Primarily                         of Amount
                                    Gross           the Parent        from Other           Net            Assumed
                                    Amount          Corporation        Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
      December 31, 1999:
        Life insurance in force:
          Individual         $     35,362,934  $      5,195,961   $     8,467,877   $    38,634,850        21.9%
          Group                    80,717,198                           2,212,741        82,929,939         2.7%
                                ---------------   ----------------  ----------------  ----------------
               Total         $    116,080,132  $      5,195,961   $    10,680,618   $   121,564,789
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        306,101  $         27,399   $        46,715   $       325,417        14.4%
          Accident/health             801,755            58,247            79,753           823,261         9.7%
                                ---------------   ----------------  ----------------  ----------------
               Total         $      1,107,856  $         85,646   $       126,468   $     1,148,678
                                ===============   ================  ================  ================

      December 31, 1998:
        Life insurance in force:
          Individual         $     34,017,379  $      4,785,079   $     8,948,442   $    38,180,742        23.4%
          Group                    81,907,539                           2,213,372        84,120,911         2.6%
                                ---------------   ----------------  ----------------  ----------------
               Total         $    115,924,918  $      4,785,079   $    11,161,814   $   122,301,653
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        352,710  $         24,720   $        65,452   $       393,442        16.6%
          Accident/health             571,992            61,689            74,284           584,587        12.7%
                                ---------------   ----------------  ----------------  ----------------
               Total         $        924,702  $         86,409   $       139,736   $       978,029
                                ===============   ================  ================  ================

      December 31, 1997:
        Life insurance in force:
          Individual         $     24,598,679  $      4,040,398   $     3,667,235   $    24,225,516        15.1%
          Group                    51,179,343                           2,031,477        53,210,820         3.8%
                                ---------------   ----------------  ----------------  ----------------
               Total         $     75,778,022  $      4,040,398   $     5,698,712   $    77,436,336
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        320,456  $       (127,388)  $        19,923   $       467,767         4.3%
          Accident/health             341,837            32,645            34,994           344,186        10.2%
                                ---------------   ----------------  ----------------  ----------------
               Total         $        662,293  $        (94,743)  $        54,917   $       811,953
                                ===============   ================  ================  ================




5.       NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS



                            Net investment income is summarized as follows:

                                                                               Years Ended December 31,
                                                                  ---------------------------------------------------
                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------
      Investment income:
        Fixed maturities and short-term investments             $      636,946    $      638,079    $      633,975
        Mortgage loans on real estate                                   88,033           110,170           118,274
        Real estate                                                     19,618            20,019            20,990
        Policy loans                                                   167,109           180,933           194,826
        Other                                                              138               285                18
                                                                  ---------------   ---------------   ---------------
                                                                       911,844           949,486           968,083
      Investment expenses, including interest on
        amounts charged by the related parties
        of $11,053, $9,891, and $9,758                                  35,898            52,126            86,410
                                                                  ---------------   ---------------   ---------------
      Net investment income                                     $      875,946    $      897,360    $      881,673
                                                                  ===============   ===============   ===============

         Net realized gains (losses) on investments are as follows:

                                                                               Years Ended December 31,
                                                                  ---------------------------------------------------
                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------
      Realized gains (losses):
        Fixed maturities                                        $       (7,858)   $       38,391    $       15,966
        Mortgage loans on real estate                                    1,429               424             1,081
        Real estate                                                        513                                 363
        Provisions                                                       7,000              (642)           (7,610)
                                                                  ---------------   ---------------   ---------------
      Net realized gains on investments                         $        1,084    $       38,173    $        9,800
                                                                  ===============   ===============   ===============


6.       SUMMARY OF INVESTMENTS

         Fixed maturities owned at December 31, 1999 are summarized as follows:

                                                             Gross           Gross         Estimated
                                           Amortized      Unrealized       Unrealized        Fair          Carrying
                                             Cost            Gains           Losses          Value           Value
                                          ------------   --------------   -------------   ------------    ------------
      Held-to-Maturity:
          U.S. Treasury Securities
            and obligations of U.S.
            Government Agencies         $      63,444  $        448     $        687    $     63,205   $      63,444
          Collateralized mortgage
             obligations                      115,357                          9,360         105,997         115,357
          Public utilities                    223,705         2,773            3,011         223,467         223,705
          Corporate bonds                   1,724,915        19,179           30,753       1,713,341       1,724,915
          Foreign governments                  10,000           213                           10,213          10,000
          State and municipalities            123,160           738            1,540         122,358         123,160
                                          ------------   --------------   -------------   ------------    ------------
                                        $   2,260,581  $     23,351     $     45,351    $  2,238,581   $   2,260,581
                                          ============   ==============   =============   ============    ============



                                                              Gross           Gross         Estimated
                                            Amortized      Unrealized       Unrealized        Fair          Carrying
                                              Cost            Gains           Losses          Value           Value
                                           ------------   --------------   -------------   ------------    ------------
      Available-for-Sale:
        U.S. Treasury Securities
          and obligations of U.S.
          Government Agencies:
            Collateralized mortgage
               obligations               $     752,130  $      2,342     $     21,459    $    733,013   $     733,013
            Direct mortgage pass-
               through certificates            304,099         1,419           11,704         293,814         293,814
            Other                              178,142            77            1,431         176,788         176,788
        Collateralized mortgage
           obligations                         909,105         1,183           39,980         870,308         870,308
        Public utilities                       468,087         1,106           14,242         454,951         454,951
        Corporate bonds                      3,929,160        24,287          148,923       3,804,524       3,804,524
        Foreign governments                     41,224           654            1,256          40,622          40,622
        State and municipalities               371,436           108           17,642         353,902         353,902
                                           ------------   --------------   -------------   ------------    ------------
                                         $   6,953,383  $     31,176     $    256,637    $  6,727,922   $   6,727,922
                                           ============   ==============   =============   ============    ============

         Fixed maturities owned at December 31, 1998 are summarized as follows:

                                                              Gross           Gross         Estimated
                                            Amortized      Unrealized       Unrealized        Fair          Carrying
                                              Cost            Gains           Losses          Value           Value
                                           ------------   --------------   -------------   ------------    ------------
      Held-to-Maturity:
          U.S. Treasury Securities
            and obligations of U.S.
            Government Agencies          $      34,374  $      1,822     $               $     36,196   $      34,374
          Collateralized mortgage
             obligations                        10,135                            194           9,941          10,135
          Public utilities                     213,256        12,999              460         225,795         213,256
          Corporate bonds                    1,809,957        78,854            3,983       1,884,828       1,809,957
          Foreign governments                   10,133           782                           10,915          10,133
          State and municipalities             121,963         9,298                          131,261         121,963
                                           ------------   --------------   -------------   ------------    ------------
                                         $   2,199,818  $    103,755     $      4,637    $  2,298,936   $   2,199,818
                                           ============   ==============   =============   ============    ============

                                                              Gross           Gross         Estimated
                                            Amortized      Unrealized       Unrealized        Fair          Carrying
                                              Cost            Gains           Losses          Value           Value
                                           ------------   --------------   -------------   ------------    ------------
      Available-for-Sale:
        U.S. Treasury Securities
          and obligations of U.S.
          Government Agencies:
            Collateralized mortgage
               obligations               $     863,479  $     39,855     $      1,704    $    901,630   $     901,630
            Direct mortgage pass-
               through certificates            467,100         4,344              692         470,752         470,752
            Other                              191,138         1,765              788         192,115         192,115
        Collateralized mortgage
          obligations                          926,797        16,260            1,949         941,108         941,108
        Public utilities                       464,096        14,929               36         478,989         478,989
        Corporate bonds                      3,557,209       123,318           17,420       3,663,107       3,663,107
        Foreign governments                     56,505         2,732                           59,237          59,237
        State and municipalities               226,208         4,588            1,008         229,788         229,788
                                           ------------   --------------   -------------   ------------    ------------
                                         $   6,752,532  $    207,791     $     23,597    $  6,936,726   $   6,936,726
                                           ============   ==============   =============   ============    ============

     The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

     See Note 8 for additional information on policies regarding estimated fair value of fixed maturities.

     The amortized cost and estimated fair value of fixed maturity investments at December 31, 1999, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  Held-to-Maturity                      Available-for-Sale
                                        -------------------------------------   ------------------------------------
                                           Amortized           Estimated           Amortized           Estimated
                                              Cost             Fair Value             Cost            Fair Value
                                        -----------------   -----------------   -----------------   ----------------
      Due in one year or less         $        221,172    $        220,644    $        323,466    $        334,701
      Due after one year
        through five years                     945,199             941,685           1,286,402           1,251,690
      Due after five years
        through ten years                      684,729             677,531             716,353             684,513
      Due after ten years                      118,170             121,921             690,073             650,432
      Mortgage-backed
        securities                             115,357             105,997           1,965,334           1,897,135
      Asset-backed securities                  175,954             170,803           1,971,755           1,909,451
                                        -----------------   -----------------   -----------------   ----------------
                                      $      2,260,581    $      2,238,581    $      6,953,383    $      6,727,922
                                        =================   =================   =================   ================

     Proceeds from sales of securities available-for-sale were $3,176,802, $6,169,678, and $3,174,246 during 1999, 1998, and 1997, respectively. The realized gains on such sales totaled $10,080, $41,136, and $20,543 for 1999, 1998, and 1997, respectively. The realized losses totaled $19,720, $8,643, and $10,643 for 1999, 1998, and 1997, respectively. During the years 1999, 1998, and 1997, held-to-maturity securities with and amortized cost of $0, $9,920 and $0 were sold due to deterioration with insignificant gains and losses.

     At December 31, 1999 and 1998, pursuant to fully collateralized securities lending arrangements, the Company had loaned $0 and $115,168 of fixed maturities, respectively.



     The Company engages in hedging activities to manage interest rate, market and foreign exchange risk. The following table summarizes the 1999 financial hedge instruments:

                                          Notional                 Strike/Swap
      December 31, 1999                    Amount                     Rate                          Maturity
      -----------------------------    ---------------    ------------------------------    -------------------------

      Interest Rate Caps            $      1,362,000          7.64% - 11.82% (CMT)                6/00 - 12/04
      Interest Rate Swaps                    217,528               4.94%-6.8%                    02/00 - 12/06
      Foreign Currency
        Exchange Contracts                    19,478                   N/A                       03/00 - 07/06
      Equity Swap                            104,152              5.15% - 5.93%                      01/01
      Options                                 54,100                 Various                     01/02 - 12/02

         The following table summarizes the 1998 financial hedge instruments:

                                          Notional                 Strike/Swap
      December 31, 1998                    Amount                     Rate                          Maturity
      -----------------------------    ----------------   ------------------------------    -------------------------
      Interest Rate Floor           $         100,000             4.50% (LIBOR)                      11/99
      Interest Rate Caps                    1,070,000         6.75% - 11.82% (CMT)               12/99 - 10/03
      Interest Rate Swaps                     242,451             4.95% - 9.35%                  08/99 - 02/03
      Foreign Currency
        Exchange Contracts                     34,123                  N/A                       05/99 - 07/06
      Equity Swap                              95,652                 4.00%                          12/99

         LIBOR    - London Interbank Offered Rate
         CMT      - Constant Maturity Treasury Rate

     The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 1999, approximately 34% of the Company's mortgage loans were collateralized by real estate located in California.

     The following represents impairments and other information with respect to impaired mortgage loans:

                                                                                     1999                1998
      ======================================================================    ----------------    ----------------

      ======================================================================
      Loans with related allowance for credit losses of
      ======================================================================
        $14,727 and $2,492                                                   $          25,877   $         13,192
      ======================================================================
      Loans with no related allowance for credit losses                                 17,880             10,420
      ======================================================================
      Average balance of impaired loans during the year                                 43,866             31,193
      ======================================================================
      Interest income recognized (while impaired)                                        1,877              2,308
      ======================================================================
      Interest income received and recorded (while impaired)
      ======================================================================
        using the cash basis method of recognition                                       1,911              2,309
      ======================================================================


     As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $75,691 and $52,913 at December 31, 1999 and 1998, respectively.

       The following table presents changes in allowance for credit losses:

                                                                       1999              1998              1997
                                                                  ---------------   ---------------   ---------------

      Balance, beginning of year                                $       67,242    $       67,242    $       65,242
      Provision for loan losses                                         (7,000)              642             4,521
      Chargeoffs                                                             -              (787)           (2,521)
      Recoveries                                                         1,000               145
                                                                  ---------------   ---------------   ---------------
      Balance, end of year                                      $       61,242    $       67,242    $       67,242
                                                                  ===============   ===============   ===============


7.       COMMERCIAL PAPER

     The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 1999, no commercial paper was outstanding. At December 31, 1998, commercial paper outstanding had maturities ranging from 69 to 118 days and interest rates ranging from 5.10% to 5.22%.


8.       ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                           December 31,
                                               ---------------------------------------------------------------------
                                                             1999                                1998
                                               ---------------------------------    --------------------------------
                                                  Carrying          Estimated         Carrying          Estimated
                                                   Amount          Fair Value          Amount          Fair Value
                                               ---------------    --------------    --------------    --------------
      ASSETS:
         Fixed maturities and
           short-term investments            $     9,229,307   $      9,207,307  $      9,556,713  $      9,655,831
         Mortgage loans on real
           Estate                                    974,645            968,964         1,133,468         1,160,568
         Policy loans                              2,681,132          2,681,132         2,858,673         2,858,673
         Common stock                                 69,240             69,240            48,640            48,640

      LIABILITIES:
         Annuity contract reserves
           without life contingencies              4,468,685          4,451,465         4,908,964         4,928,800
         Policyholders' funds                        185,623            185,623           181,779           181,779
         Due to Parent Corporation                    35,979             33,590            52,877            52,877
         Due to GWL&A Financial                      175,035            137,445               - -               - -
         Repurchase agreements                        80,579             80,579           244,258           244,258
         Commercial paper                           - -                - -                 39,731            39,731




                                                                           December 31,
                                               ---------------------------------------------------------------------
                                                             1999                                1998
                                               ---------------------------------    --------------------------------
                                                  Carrying          Estimated         Carrying          Estimated
                                                   Amount          Fair Value          Amount          Fair Value
                                               ---------------    --------------    --------------    --------------
      HEDGE CONTRACTS:
         Interest rate floor                        - -                - -                     17                17
         Interest rate caps                            4,140              4,140               971               971
         Interest rate swaps                          (1,494)            (1,494)            6,125             6,125
         Foreign currency exchange
           contracts                                     (10)               (10)              689               689
         Equity swap                                  (7,686)            (7,686)           (8,150)           (8,150)
         Options                                      (6,220)            (6,220)         - -               - -

     The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     The estimated fair value of fixed maturities that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilized discounted cash flows calculated at current market rates on investments of similar quality and term.

     Mortgage loans fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

     Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

     The fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

     The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

     The estimated fair value of due to Parent Corporation is based on discounted cash flows at current market rates on high quality investments.

     The fair value of due to GWL&A Financial reflects the price determined in the public market at December 31, 1999.



     The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.



     The estimated fair value of financial hedge instruments, all of which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net loss position for interest rates swaps are $772 and $0 of unrealized losses in 1999 and 1998, respectively. Included in the net gain position for foreign currency exchange contracts are $518 and $932 of loss exposures in 1999 and 1998, respectively.

     The carrying amounts for receivables and liabilities reported in the balance sheet approximate fair value due to their short term nature.


9.       EMPLOYEE BENEFIT PLANS

     Effective January 1, 1997, all employees of the U.S. operations of the Parent Corporation and the related benefit plans were transferred to the Company. See Note 3 for further discussion.

     The Company's Parent had previously accounted for the pension plan under the Canadian Institute of Chartered Accountants (CICA) guidelines and had recorded a prepaid pension asset of $19,091. As U.S. generally accepted accounting principles do not materially differ from these CICA guidelines and the transfer was between related parties, the prepaid pension asset was transferred at carrying value. As a result, the Company recorded the following effective January 1, 1997:

      Prepaid pension cost                 $        19,091      Undistributed earnings on          $         3,608
      ====================================
                                                                  Participating business
      ====================================
                                                                Stockholder's equity                        15,483
      ====================================
                                             ----------------                                        ----------------
                                           $        19,091                                         $        19,091
      ====================================   ================                                        ================


     The following table summarizes changes for the three years December 31, 1999, in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized. There were no amendments to the plans due to the acquisition of Alta.



                                                                                          Post-Retirement
                                                Pension Benefits                           Medical Plan
                                      --------------------------------------   --------------------------------------
                                         1999         1998          1997          1999         1998          1997
                                      -----------   ----------   -----------   -----------   ----------    ----------
Change in benefit obligation
Benefit obligation at beginning
  of year                           $  131,305    $  115,057   $   96,417    $   19,944    $   19,454   $    16,160
Service cost                             7,853         6,834        5,491         2,186         1,365         1,158
Interest cost                            8,359         7,927        7,103         1,652         1,341         1,191
Addition of former Alta employees        4,155
Actuarial (gain) loss                  (22,363)        5,117        9,470         3,616        (1,613)        1,500
Prior service for former Alta
  employees                                                                       2,471
Benefits paid                           (3,179)       (3,630)      (3,424)         (641)         (603)         (555)
                                      -----------   ----------   -----------   -----------   ----------    ----------
Benefit obligation at end of year      126,130       131,305      115,057        29,228        19,944        19,454
                                      -----------   ----------   -----------   -----------   ----------    ----------

Change in plan assets
Fair value of plan assets at
  beginning of year                 $  183,136    $  162,879   $  138,221    $             $            $
Actual return on plan assets            12,055        23,887       28,082
Addition of former Alta employees
  and other adjustments                     81
Benefits paid                           (3,179)       (3,630)      (3,424)
                                      -----------   ----------   -----------   -----------   ----------    ----------
Fair value of plan assets at
  end of year                          192,093       183,136      162,879
                                      -----------   ----------   -----------   -----------   ----------    ----------

Funded status                           65,963        51,831       47,822       (29,228)      (19,944)      (19,454)
Unrecognized net actuarial
  (gain) loss                          (30,161)      (11,405)      (6,326)        3,464          (113)        1,500
Unrecognized prior service cost          3,614                                    2,310
Unrecognized net obligation or
  (asset) at transition                (18,170)      (19,684)     (21,198)       13,736        14,544        15,352
                                      -----------   ----------   -----------   -----------   ----------    ----------
Prepaid (accrued) benefit cost      $   21,246    $   20,742   $   20,298    $   (9,718)   $   (5,513)  $    (2,602)
                                      ===========   ==========   ===========   ===========   ==========    ==========

         Weighted-average
         assumptions as of
December 31
Discount rate                            7.50%         6.50%         7.00%        7.50%          6.50%        7.00%
Expected return on plan assets           8.50%         8.50%         8.50%        8.50%          8.50%        8.50%
Rate of compensation increase            5.00%         4.00%         4.50%        5.00%          4.00%        4.50%

         Components of net
         periodic benefit
Cost
Service cost                        $    7,853    $    6,834   $     5,491   $    2,186    $    1,365   $     1,158
Interest cost                            8,360         7,927         7,103        1,652         1,341         1,191
Expected return on plan assets         (15,664)      (13,691)      (12,286)
Amortization of transition              (1,514)       (1,514)       (1,514)         808           808           808
obligation
Amortization of unrecognized prior
  service cost                             541                                      162
Amortization of gain from earlier
  periods                                  (80)                                      38
                                      -----------   ----------                 -----------   ----------    ----------
                                      -----------   ----------   -----------   -----------   ----------    ----------
Net periodic (benefit) cost         $     (504)   $     (444)  $    (1,206)  $    4,846    $    3,514   $     3,157
                                      ===========   ==========   ===========   ===========   ==========    ==========

     The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy will be to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 1999, 1998, or 1997.

     Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:



                                                                           1-Percentage             1-Percentage
                                                                               Point                    Point
                                                                             Increase                 Decrease
                                                                        --------------------     --------------------
      Increase (decrease) on total of service and interest cost
        on components                                                $             1,678     $             (1,285)
      Increase (decrease) on post-retirement benefit obligation                    7,897                   (6,186)

     The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 1999, 1998, and 1997 totaled $5,504, $3,915, and $3,475, respectively.

     The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. The total of participant deferrals, which is reflected in other liabilities, was $17,367, $16,102, and $13,952 for years ending December 31, 1999, 1998, and
     1997, respectively. The participant deferrals earn interest at a rate based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 1999, 1998, and 1997 were $1,231, $1,185, and $1,019, respectively.

     The Company also provides a supplemental executive retirement plan (SERP) to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The incremental expense for this plan for 1999, 1998, and 1997 was $3,002, $2,840, and $2,531,
     respectively. The total liability of $14,608, $11,323, and $8,828 as of December 31, 1999, 1998, and 1997 is included in other liabilities.


10.      FEDERAL INCOME TAXES

     The following is a reconciliation between the federal income tax rate and the Company's effective rate:

                                                                       1999             1998            1997
                                                                    ------------    -------------    ------------
      Federal tax rate                                                    35.0   %        35.0    %       35.0    %
      Change in tax rate resulting from:
        Settlement of Parent tax exposures                                (5.9)                          (20.2)
        Provision for contingencies                                       (0.5)                            7.7
        Policyholder share of earnings                                     1.7             0.7             0.6
        Other, net                                                        (1.5)           (2.3)            0.8
                                                                    ------------    -------------    ------------
      Total                                                               28.8   %        33.4    %       23.9    %
                                                                    ============    =============    ============

     The Company's income tax provision was favorably impacted in 1999 and 1997 by releases of contingent liabilities relating to taxes of the Parent Corporation's U.S. branch associated with blocks of business that were transferred from the Parent Corporation's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS) relating to the 1992 - 1993 audit years. The release recorded in 1997 reflected the resolution of certain tax issues with the IRS relating to the 1990-1991 audit years. The release totaled $17,150 for 1999 and $42,150 for 1997; however, $8,900 of the 1999 release and $15,100 of the 1997 release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings (losses).

     In addition to this release of contingent tax liabilities, the Company's income tax provision for 1997 also reflects increases for other contingent items relating to open tax years where the Company determined it was probable that additional taxes could be owed based on changes in facts and circumstances. The increase in 1997 was $16,000, of which $10,100 was attributable to participating policyholders and therefore had no effect on the net income of the Company. This increase in contingent tax liabilities has been reflected as a component of the deferred income tax provisions as the Company does not expect near term resolution of these contingencies.

     Excluding the effect of the 1999 and 1997 tax items discussed above, the effective tax rate for 1999 and 1997 was 35.2% and 36.4%.

     Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 1999 and 1998 are as follows:

                                                                 1999                              1998
                                                   ---------------------------------   ------------------------------
                                                      Deferred          Deferred         Deferred         Deferred
                                                        Tax               Tax               Tax             Tax
                                                       Asset           Liability           Asset         Liability
                                                   ---------------   ---------------   --------------   -------------
      Policyholder reserves                      $       131,587   $                 $     143,244    $
      Deferred policy acquisition costs                                     49,455                             39,933
      Deferred acquisition cost proxy
        tax                                              103,529                           100,387
      Investment assets                                   69,561                                               19,870
      Net operating loss carryforwards                       444                             2,867
      Other                                                                    582           6,566
                                                   ---------------   ---------------   --------------   -------------
               Subtotal                                  305,121            50,037         253,064             59,803
      Valuation allowance                                 (1,761)                           (1,778)
                                                   ---------------   ---------------   --------------   -------------
               Total Deferred Taxes              $       303,360   $        50,037   $     251,286    $        59,803
                                                   ===============   ===============   ==============   =============

     Amounts included in investment assets above include $58,711 and $(34,556) related to the unrealized gains/(losses) on the Company's fixed maturities available-for-sale at December 31, 1999 and 1998, respectively.



     The Company will file a consolidated tax return for 1999. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 1999, the Company's subsidiaries had approximately $1,271 of net operating loss carryforwards, expiring through the year 2014. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 1999 and 1998, respectively.

     The Company's valuation allowance was increased (decreased) in 1999, 1998, and 1997 by $(17), $(1,792), and $34, respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

     Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.


11.      COMPREHENSIVE INCOME

     Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130 "Reporting Comprehensive Income". This Statement established new rules for reporting and display of comprehensive income and its components; however, the adoption of this Statement had no impact on the Company's net income or stockholder's equity. This Statement requires unrealized gains or losses on the Company's available-for-sale securities and related offsets for reserves and deferred policy acquisition costs, which prior to adoption were reported separately in stockholder's equity, to be included in other comprehensive income. The 1997 financial statements have been reclassified to conform to the requirements of Statement No. 130.

         Other comprehensive loss at December 31, 1999 is summarized as follows:

                                                              Before-Tax         Tax (Expense)         Net-of-Tax
      ==================================================
                                                                Amount            or Benefit             Amount
      ==================================================    ----------------    ----------------    -----------------
      Unrealized gains on available-for-sale
      ==================================================
      securities:
      ==================================================
         Unrealized holding gains (losses) arising
      ==================================================
            during the period                            $       (303,033)   $        106,061    $        (196,972)
      ==================================================
         Less:  reclassification adjustment for
      ==================================================
            (gains) losses realized in net income                  (9,958)              3,485               (6,473)
      ==================================================
                                                            ----------------    ----------------    -----------------
         Net unrealized gains (losses)                           (312,991)            109,546             (203,445)
      ==================================================
      ==================================================
      Reserve and  DAC adjustment                                  87,729             (30,705)              57,024
                                                            ----------------    ----------------    -----------------
                                                            ----------------    ----------------    -----------------
      Other comprehensive loss                           $       (225,262)   $         78,841    $        (146,421)
      ==================================================    ================    ================    =================




         Other comprehensive income at December 31, 1998 is summarized as follows:

                                                              Before-Tax         Tax (Expense)         Net-of-Tax
                                                                Amount            or Benefit             Amount
                                                            ----------------    ---------------- -- -----------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains (losses) arising
            during the period                            $         39,430    $        (13,800)   $          25,630
         Less:  reclassification adjustment for
            (gains) losses realized in net income                 (14,350)              5,022               (9,328)
                                                            ----------------    ----------------    -----------------
         Net unrealized gains                                      25,080              (8,778)              16,302
      Reserve and  DAC adjustment                                 (11,614)              4,065               (7,549)
                                                            ----------------    ----------------    -----------------
                                                            ----------------    ----------------    -----------------
      Other comprehensive income                         $         13,466    $         (4,713)   $           8,753
                                                            ================    ================    =================


         Other comprehensive income at December 31, 1997 is summarized as follows:

                                                              Before-Tax         Tax (Expense)         Net-of-Tax
      ==================================================
                                                                Amount            or Benefit             Amount
      ==================================================    ----------------    ----------------    -----------------
      Unrealized gains on available-for-sale
      ==================================================
      securities:
      ==================================================
         Unrealized holding gains (losses) arising
      ==================================================
            during the period                            $         80,821    $        (28,313)   $          52,508
      ==================================================
         Less:  reclassification adjustment for
      ==================================================
            (gains) losses realized in net income                   2,012                (704)               1,308
      ==================================================
                                                            ----------------    ----------------    -----------------
         Net unrealized gains                                      82,833             (29,017)              53,816
      ==================================================
      ==================================================
      Reserve and  DAC adjustment                                 (24,554)              8,594              (15,960)
                                                            ----------------    ----------------    -----------------
                                                            ----------------    ----------------    -----------------
      Other comprehensive income                         $         58,279    $        (20,423)   $          37,856
      ==================================================    ================    ================    =================


12.      STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

     Effective September 30, 1998, the Company purchased all of its outstanding series of preferred stock, which were owned by the Parent Corporation, for $121,800. At December 31, 1999 and 1998, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

     The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                             1999               1998              1997
                          --------------   ---------------   ---------------
                          (Unaudited)
      Net income             253,123     $      225,863    $      181,312
      Capital and surplus  1,007,245            727,124           759,429

     The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 1999 were $1,007,245 and $245,148 (unaudited), respectively. The Company should be able to pay up to $245,148 (unaudited) of dividends in 2000.



     Dividends of $0, $6,692, and $8,854 were paid on preferred stock in 1999, 1998, and 1997, respectively. In addition, dividends of $92,053, $73,344, and $62,540 were paid on common stock in 1999, 1998, and 1997, respectively. Dividends are paid as determined by the Board of Directors.


13.      STOCK OPTIONS

     Great-West Lifeco Inc. (Lifeco) is the parent of the Parent Corporation. Lifeco has a stock option plan (the Lifeco plan) that provides for the granting of options for common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded at no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 1999, 1998, and 1997, stock available for award to Company employees under the Lifeco plan aggregated 885,150, 1,424,400, and 3,440,000 shares.

     The plan provides for the granting of options with varying terms and vesting requirements. The basic options under the plan become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Options granted in 1998 and 1997 to Company employees totaling 278,000 and 1,832,000, respectively, become exercisable if certain long-term cumulative financial targets are attained. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. Additional options granted in 1998 totaling 380,000 become exercisable if certain sales or financial targets are attained. During 1999 and 1998, 11,250 and 30,000 of these options vested and accordingly, the Company recognized compensation expense of $23 and $116, respectively. If exercisable, the exercise period runs from the date that the particular options become exercisable until January 27, 2008.

     The following table summarizes the status of, and changes in, Lifeco options granted to Company employees which are outstanding and the weighted-average exercise price (WAEP) for the years ended December 31. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                            1999                         1998                         1997
                                  --------------------------   --------------------------   -------------------------
                                    Options         WAEP         Options         WAEP         Options         WAEP
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Jan. 1,           6,544,824  $    8.07         5,736,000  $    7.71        4,104,000   $    6.22
        Granted                        575,500      16.48           988,000      13.90        1,932,000       11.56
        Exercised                      234,476       5.69            99,176       5.93           16,000        5.95
        Expired or canceled            318,750      13.81            80,000      13.05          284,000        6.17
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Dec. 31,          6,567,098       9.04         6,544,824       8.07        5,736,000        7.71
                                  =============   ==========   =============   ==========   =============   =========

      Options exercisable
        at year-end                  2,215,998  $    6.31         1,652,424  $    5.72          760,800   $    5.96
                                  =============   ==========   =============   ==========   =============   =========

      Weighted average fair
      value of options
      granted during year       $    5.23                    $    4.46                    $    2.83
                                  =============                =============                =============



     The following table summarizes the range of exercise prices for outstanding
     Lifeco common stock options granted to Company employees at December 31, 1999:

                                                   Outstanding                                Exercisable
      ========================   ------------------------------------------------   ---------------------------------
                                                                      Average                             Average
      ========================
             Exercise                                  Average        Exercise                           Exercise
      ========================
            Price Range              Options            Life           Price            Options            Price
      ------------------------   ----------------    ------------   -------------   ----------------   --------------
      $ 5.87  -   7.80               3,554,348           6.63     $      5.95           2,108,748    $     5.92
      ========================
      $11.25 - 15.81                 2,842,000           7.86     $     12.37             107,250    $    14.03
      ========================
      $16.53 - 18.65                   170,500           9.18           17.93              -                 -
      ========================

     Of the exercisable Lifeco options, 2,174,748 relate to basic option grants and 41,250 relate to variable grants.

     Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in April 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded at no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 1999, 1998 and 1997, stock available for award under the PFC plan aggregated 4,340,800, 4,400,800, and 4,400,800 shares.

     Options granted to officers of the Company under the PFC plan became exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

     The following table summarizes the status of, and changes in, PFC options granted to Company officers which remain outstanding and the weighted-average exercise price (WAEP) for the years ended December 31. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                            1999                         1998                         1997
                                  --------------------------   --------------------------   -------------------------
                                    Options         WAEP         Options         WAEP         Options         WAEP
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Jan. 1,             355,054  $    2.89         1,076,000  $    3.05        1,329,200   $    3.14
        Exercised                       70,000       2.28           720,946       2.98          253,200        2.93
                                  -------------   ----------   -------------   ----------   -------------   ---------
      Outstanding, Dec. 31,            285,054       3.23           355,054       2.89        1,076,000        3.05
                                  =============   ==========   =============   ==========   =============   =========

      Options exercisable
        at year-end                    285,054  $    3.23           355,054  $    2.89        1,076,000   $    3.05
                                  =============   ==========   =============   ==========   =============   =========

     As of December 31, 1999, the PFC options outstanding have exercise prices between $2.38 and $3.65 and a weighted-average remaining contractual life of 1.7 years.



     The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB No. 25, "Accounting for Stock Issued to Employees", under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair values at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,039, $727, and $608, in 1999, 1998, and 1997, respectively. The fair value of
     each  option   grant  was   estimated  on  the  date  of  grant  using  the
     Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 1999, 1998, and 1997, respectively: dividend yields of 3.63%, 3.0% and 3.0%, expected volatility of 32.4%, 34.05%, and 24.04%, risk-free interest rates of 6.65%, 4.79%, and
     4.72%, and expected lives of 7.5 years.


14.      SEGMENT INFORMATION

     The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses.

     The accounting  policies of the segments are the same as those described in
     Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

     The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

     The Company's operations are not materially dependent on one or a few customers, brokers or agents.



     Summarized segment financial information for the year ended and as of December 31 was as follows:


         Year ended December 31, 1999

         Operations:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Revenue:
      ================================================
         Premium income                                $        990,449     $       172,734     $      1,163,183
      ================================================
         Fee income                                             548,580              86,567              635,147
      ================================================
         Net investment income                                   80,039             795,907              875,946
      ================================================
         Realized investment gains (losses)                      (1,224)              2,308                1,084
      ================================================    -----------------   -----------------   -----------------
               Total revenue                                  1,617,844           1,057,516            2,675,360
      ================================================
      Benefits and Expenses:
      ================================================
         Benefits                                               789,084             792,755            1,581,839
      ================================================
         Operating expenses                                     661,119             143,422              804,541
      ================================================    -----------------   -----------------   -----------------
               Total benefits and expenses                    1,450,203             936,177            2,386,380
      ================================================    -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      ================================================
      ================================================
               Net operating income before income               167,641             121,339              288,980
               taxes
      ================================================
      Income taxes                                               51,003              32,259               83,262
                                                          -----------------   -----------------   -----------------
               Net income                              $        116,638     $        89,080     $        205,718
      ================================================    =================   =================   =================

         Assets:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Investment assets                                $      1,467,464     $    11,590,591     $     13,058,055
      ================================================
      Other assets                                              646,036             909,172            1,555,208
      ================================================
      Separate account assets                                 7,244,145           5,535,871           12,780,016
      ================================================    -----------------   -----------------   -----------------
               Total assets                            $      9,357,645     $    18,035,634     $     27,393,279
      ================================================    =================   =================   =================



        Year ended December 31, 1998

         Operations:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Revenue:
      ================================================
         Premium income                                $        746,898     $       247,965     $        994,863
      ================================================
         Fee income                                             444,649              71,403              516,052
      ================================================
         Net investment income                                   95,118             802,242              897,360
      ================================================
         Realized investment gains (losses)                       8,145              30,028               38,173
      ================================================    -----------------   -----------------   -----------------
               Total revenue                                  1,294,810           1,151,638            2,446,448
      ================================================
      Benefits and Expenses:
      ================================================
         Benefits                                               590,058             872,411            1,462,469
      ================================================
         Operating expenses                                     546,959             141,269              688,228
      ================================================    -----------------   -----------------   -----------------
               Total benefits and expenses                    1,137,017           1,013,680            2,150,697
      ================================================    -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      ================================================
      ================================================
               Net operating income before income               157,793             137,958              295,751
               taxes
      ================================================
      Income taxes                                               50,678              48,158               98,836
                                                          -----------------   -----------------   -----------------
               Net income                              $        107,115     $        89,800     $        196,915
      ================================================    =================   =================   =================


         Assets:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Investment assets                                $      1,434,691     $    12,235,845     $     13,670,536
      ================================================
      Other assets                                              567,126             785,940            1,353,066
      ================================================
      Separate account assets                                 5,704,313           4,395,230           10,099,543
      ================================================    -----------------   -----------------   -----------------
               Total assets                            $      7,706,130     $    17,417,015     $     25,123,145
      ================================================    =================   =================   =================





         Year ended December 31, 1997

         Operations:

                                                              Employee           Financial             Total
      ================================================
                                                              Benefits            Services              U.S.
      ================================================    -----------------   -----------------   -----------------
      Revenue:
      ================================================
         Premium income                                $        465,143     $       368,036     $        833,179
      ================================================
         Fee income                                             358,005              62,725              420,730
      ================================================
         Net investment income                                  100,067             781,606              881,673
      ================================================
         Realized investment gains (losses)                       3,059               6,741                9,800
      ================================================    -----------------   -----------------   -----------------
               Total revenue                                    926,274           1,219,108            2,145,382
      ================================================
      Benefits and Expenses:
      ================================================
         Benefits                                               371,333           1,013,717            1,385,050
      ================================================
         Operating expenses                                     427,969             123,756              551,725
      ================================================    -----------------   -----------------   -----------------
               Total benefits and expenses                      799,302           1,137,473            1,936,775
      ================================================    -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      ================================================
      ================================================
               Net operating income before income               126,972              81,635              208,607
               taxes
      ================================================
      Income taxes                                               28,726              21,121               49,847
                                                          -----------------   -----------------   -----------------
               Net income                              $         98,246     $        60,514     $        158,760
      ================================================    =================   =================   =================

The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                     1999                1998                 1997
      ======================================    ----------------    ----------------    -----------------
                                                ----------------
      Premium Income:
      ======================================
      ======================================
         Employee Benefits
      ======================================
             Group Life & Health             $        990,449    $        746,898    $        465,143
      ======================================    ----------------    ----------------    -----------------
                  Total Employee Benefits             990,449             746,898             465,143
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
         Financial Services
      ======================================
      ======================================
             Savings                                   14,344              16,765              22,634
      ======================================
             Individual Insurance                     158,390             231,200             345,402
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
                  Total Financial Services            172,734             247,965             368,036
      ======================================    ----------------    ----------------    -----------------
               Total premium income          $      1,163,183    $        994,863    $        833,179
      ======================================    ================    ================    =================
                                                ----------------
      Fee Income:
      ======================================
      ======================================
         Employee Benefits
      ======================================
             Group Life & Health             $        454,071    $        366,805    $        305,302
      ======================================
               (uninsured plans)
      ======================================
             401(k)                                    94,509              77,844              52,703
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
                  Total Employee Benefits             548,580             444,649             358,005
      ======================================    ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
         Financial Services
      ======================================
      ======================================
             Savings                                   81,331              71,403              62,725
      ======================================
             Individual Insurance                       5,236
                                                ----------------    ----------------    -----------------
                                                ----------------    ----------------    -----------------
                  Total Financial Services             86,567              71,403              62,725
      ======================================    ----------------    ----------------    -----------------
               Total fee income              $        635,147    $        516,052    $        420,730
      ======================================    ================    ================    =================



15.      COMMITMENTS AND CONTINGENCIES

     On October 6, 1999, the Company entered into a purchase and sale agreement (the Agreement) with Allmerica Financial Corporation (Allmerica) to acquire Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only and stop loss policies. The in-force business is expected to be underwritten and retained by the Company upon each policy renewal date. The purchase price, as defined in the Agreement, will be based on a percentage of the amount in-force at March 1, 2000 contingent on the persistency of the block of business through March 2001. Management does not expect the purchase price to have a material impact on the Company's consolidated financial statements.

     The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.


16.      SUBSEQUENT EVENTS

     Effective January 1, 2000, the Company coinsured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement is expected to convert to an assumption reinsurance agreement by January 1, 2001, pending regulatory approval. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for an equal amount of cash and miscellaneous assets from General American.

                                                          PART C
                                                     OTHER INFORMATION

Item 24.     Financial Statements and Exhibits


             (a)      Financial Statements

                      The consolidated financial statements of GWL&A as of December 31, 1999 and 1998 and each of the three years in the period ended December 31, 1999, as well as the financial statements of the Series Account for the years ended December 31, 1999 and 1998, are included in Part B.

             (b)      Exhibits

                      Items (1), (2), (6) and (8) are incorporated by reference to registrant's Form S-6 Registration Statement filed February 21, 1984 and Pre-Effective Amendment No. 1 thereto filed June 29, 1984.

                      Item (9) is  incorporated  by  reference  to  registrant's
                      Post-Effective Amendment No. 7 to Form N-4 registration statement filed on April 30, 1987.

                      Items (4), (5) and (13) are incorporated by reference to registrant's Post-Effective Amendment No. 11 to Form N-4 registration statement filed on May 1, 1989.

                     Item (3) is incorporated by reference to registrant's  Post
                     Effective   Amendment  No.  23  to  Form  N-4  registration
                     statement filed on May 1 1997.

                      (7)     Not Applicable

                      (10)    (a)      Written  Consent of Jorden Burt Boros Cicchetti  Berenson & Johnson,  LLP is
                                       filed herewith.


                              (b)      Written Consent of Deloitte & Touche LLP is filed herewith.


                      (11)    Not Applicable

                      (12)         Not Applicable

                     Item (13) is incorporated by reference to registrant's Post
                     Effective   Amendment  No.  23  to  Form  N-4  registration
                     statement filed on May 1 1997.


                     (14) Powers of Attorney are incorporated by reference to Registrant's Post Effective Amendment Nos. 14, 20 and 22.


Item 25.     Directors and Officers of the Depositor

                                                                                 Position and Offices

Name                          Principal Business Address                           with Depositor


James Balog                   2205 North Southwinds Boulevard                      Director
                              Vero Beach, Florida  39263

James W. Burns, O.C.                   (4)                                         Director

Orest T. Dackow                        (3)                                         Director

Andre Desmarais                        (4)                                         Director


                                                                                   Position and Offices
Name                          Principal Business Address                           with Depositor


Paul Desmarais, Jr.                    (4)                                         Director

Robert G. Graham              574 Spoonbill Drive                                  Director
                               Sarasota, FL 34236

Robert Gratton                         (5)                                         Chairman

N. Berne Hart                 2552 East Alameda Avenue                             Director
                             Denver, Colorado 80209

Kevin P. Kavanagh                      (1)                                         Director

William Mackness              61 Waterloo Street                                   Director
                              Winnipeg, Manitoba  R3N 0S3

William T. McCallum                    (3)                                         Director, President and
                                                                                   Chief Executive Officer

Jerry E.A. Nickerson          H.B. Nickerson & Sons Limited                        Director
                              P.O. Box 130
                              275 Commercial Street
                              North Sydney, Nova Scotia  B2A 3M2

P. Michael Pitfield, P.C., Q.C.        (4)                                         Director

Michel Plessis-Belair, F.C.A.          (4)                                         Director

Brian E. Walsh                Trinity L.P.                                         Director
                              115 Putnam Ave.
                             Greenwich, Connecticut

Michael R. Bracco                      (2)                                         Senior Vice-President,
                                                                                   Employee Benefits

John A. Brown                          (3)                                         Senior Vice-President,

                                                                                   Healthcare Markets


Donna A. Goldin                        (2)                                         Executive Vice President
                                                                                   Chief Operating Officer,
                                                                                   One Corporation

Mitchell T. Graye                      (3)                                         Executive Vice President,
                                                                                   Chief Financial Officer

Mark S. Hollen                         (3)                                         Senior Vice President,

                                                                                   FASCorp


John T. Hughes                         (3)                                         Senior Vice-President,
                                                                                   Chief Investment Officer


D. Craig Lennox                        (6)                                         Senior Vice-President,

                                                                                   General Counsel and
                                                                                   Secretary


                                                                                   Position and Offices
Name                          Principal Business Address                           with Depositor


Steve H. Miller                        (2)                                         Senior Vice-President,
                                                                                   Employee Benefits, Sales

James D. Motz                          (2)                                         Executive Vice-President,
                                                                                   Employee Benefits

Charles P. Nelson                      (3)                                         Senior Vice-President,
                                                                                   Public Non-Profit Markets

Marty Rosenbaum                        (2)                                         Senior Vice-President,
                                                                                   Employee Benefits

Gregg E. Seller                        (3)                                         Senior Vice-President,

                                                                                   Government Markets


Robert K. Shaw                         (3)                                         Senior Vice-President,
                                                                                   Individual Markets


George D. Webb                         (3)                                         Senior Vice-President,
                                                                                   Public/Non-Profit Operations


Douglas L. Wooden                      (3)                                         Executive Vice-President,
                                                                                   Financial Services
 --------------------------------------

(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada  R3C 3A5.

(2) 8505 East Orchard Road, Englewood, Colorado  80111.

(3) 8515 East Orchard Road, Englewood, Colorado  80111.

(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.

Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada  H2Y 2J3.


(6)  8525 East Orchard Road, Englewood, Colorado  80111.



Item 26. Persons controlled by or under common control with the Depositor or Registrant
 ------------------------------------------------------------------------------


             See attached organizational chart on starting on page C-4.


                                                   ORGANIZATIONAL CHART
         Power Corporation of Canada
                  100% - 2795957 Canada Inc.
                            100% - 171263 Canada Inc.
                                    67.5%   - Power Financial  Corporation 81.1%
                                            - Great-West Lifeco Inc.

                                                     100% - The Great-West Life Assurance Company
                                                              100% - GWL&A Financial (Nova Scotia) Co.

                                                                   100% GWL&A Financial, Inc.

                                                                       100% - Great-West Life & Annuity Insurance Capital I
                                                                       100% - Great-West Life & Annuity Insurance Company
                                                                       100% - Alta Health & Life Insurance Company
                                                                                100% - Alta Agency, Inc.
                                                                       100% - First  Great-West  Life &  Annuity  Insurance

                                                                                Company
                                                                       100%  -GWCapital  Management,LLC
                                                                                100% - Orchard Capital Management,LLC
                                                                                100% -  Greenwood Investments, Inc.
                                                                       100% - Financial Administrative Services Corporation
                                                                       100% - One Corporation
                                                                                100% - One Health Plan of Illinois, Inc.
                                                                                100% - One Health Plan of Texas, Inc.
                                                                                100% - One Health Plan of California, Inc.
                                                                                100% - One Health Plan of Colorado, Inc.
                                                                                100% - One Health Plan of Georgia, Inc.
                                                                                100% - One Health  Plan of North  Carolina, Inc.
                                                                                100% - One Health Plan of Washington, Inc.
                                                                                100% - One Health Plan of Ohio, Inc.
                                                                                100% - One Health Plan of Tennessee, Inc.
                                                                                100% - One Health Plan of Oregon, Inc.
                                                                                100% - One Health Plan of Florida, Inc.
                                                                                100% - One Health Plan of Indiana, Inc.
                                                                                100% - One  Health  Plan of  Massachusetts,Inc.
                                                                                100% - One Health Plan, Inc.
                                                                                100% - One Health Plan of Alaska, Inc.
                                                                                100% - One Health Plan of Arizona, Inc.
                                                                                100% - One of Arizona, Inc.
                                                                                100% - One Health Plan of Maine, Inc.
                                                                                100% - One Health Plan of Nevada, Inc.
                                                                                100% - One  Health  Plan of New  Hampshire, Inc.
                                                                                100% - One Health Plan of New Jersey, Inc.
                                                                                100% - One Health  Plan of South  Carolina,Inc.
                                                                                100% - One Health Plan of Wisconsin, Inc.
                                                                                100% - One Health Plan of Wyoming, Inc.
                                                                                100% - One Orchard Equities, Inc.
                                                                       100% - Great-West Benefit Services, Inc.
                                                                       100% - Benefits Communication Corporation

                                                                                100% - BenefitsCorp Equities, Inc.
                                                                       100% - Benefits Advisors, Inc.
                                                                       100% - Greenwood Property Corporation

                                                                        95% - Maxim Series Fund, Inc.*
                                                                       100% - GWL Properties Inc.
                                                                                100% - Great-West Realty Investments, Inc.
                                                                        50% - Westkin Properties Ltd.
                                                                        92%**- Orchard Series Fund
                                                                       100% - Orchard Trust Company
                                                                       100% - National Plan Coordinators of Delaware, Inc.
                                                                  100% - NPC Securities, Inc.
                                                                  100% - Deferred Comp of Michigan, Inc.
                                                                  100% - National Plan Coordinators of
                                                                             Washington, Inc.
                                                                  100% - National Plan Coordinators of Ohio, Inc.
                                                                  100% - Renco, Inc.
                                                                  100% - P.C. Enrollment Services & Insurance

                                                              Brokerage, Inc.



* 5% New England Life Insurance Company
** 8% New England Life Insurance Company



Item 27.     Number of Contractowners

             On March 31, 2000, there were 22 owners of non-qualified contracts and 35,949 of qualified contracts offered by Registrant.


Item 28.     Indemnification

             Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                             Colorado Business Corporation Act

             Article 109 - INDEMNIFICATION

             Section 7-109-101.  Definitions.

                      As used in this Article:

                      (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

                      (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, officer, partner, trustee, employee, fiduciary or agent of another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if his or her duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan.

                      (3)     "Expenses" includes counsel fees.

                      (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

                      (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, means the office in the corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

                    (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

                      (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

             Section 7-109-102.  Authority to indemnify directors.

                      (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in any proceeding if:

                              (a)      The person conducted himself or herself
                                                         in good faith;

                              (b)      The person reasonably believed:

                    (I) In the case of conduct in an official  capacity with the
                    corporation,   that   his   or  her   conduct   was  in  the
                    corporation's best interests; or

                    (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                         (c) In the case of any criminal proceeding,  the person
                    had no reasonable cause to believe his or her conduct was unlawful.

                      (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph
                      (a) of subsection (1) of this section.

                      (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

          (4)     A corporation may not indemnify a director under this section:

                    (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                    (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in his official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

                      (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

             Section 7-109-103.  Mandatory Indemnification of Directors.

                              Unless limited by the articles of incorporation, a
                      corporation shall be required to indemnify a person who is or was a director of the corporation and who was wholly successful, on the merits or otherwise, in defense of any proceeding to which he was a party, against reasonable expenses incurred by him in connection with the proceeding.

             Section 7-109-104.  Advance of Expenses to Directors.

                      (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                    (a)  The  director   furnishes  the  corporation  a  written
                    affirmation of his good-faith belief that he has met the standard of conduct described in Section 7-109-102;

                    (b)  The  director   furnishes  the  corporation  a  written
                    undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                    (c) A  determination  is made  that the  facts  then know to
                    those   making   the   determination   would  not   preclude
                    indemnification under this article.

                      (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

                      (3) Determinations and authorizations of payments under this section shall be made in the manner specified in
                      Section 7-109-106.

             Section 7-109-105.  Court-Ordered Indemnification of Directors.

                      (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                              (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                              (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102
                              (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

                    Section   7-109-106.   Determination  and  Authorization  of
                    Indemnification of Directors.

                      (1) A  corporation  may not  indemnify  a  director  under
                      Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in
                      Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

                    (2) The determinations required to be made subsection (1) of this section shall be made:

                              (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                              (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

                      (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                              (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                              (b)      By the shareholders.

                      (4) Authorization of indemnification and evaluation as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible; except that, if the determination that indemnification is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

                    Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

                    (1)  Unless   otherwise   provided   in  the   articles   of
                    incorporation:

                              (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                              (b)      A corporation  may indemnify and advance
                                          expenses to an officer,  employee,
                              fiduciary, or agent of the corporation to the
                                                same extent as a director; and

                              (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

             Section 7-109-108.  Insurance.

                              A corporation may purchase and maintain  insurance
                      on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

             Section 7-109-109.  Limitation of Indemnification of Directors.

                      (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

                      (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

                    Section 7-109-110. Notice to Shareholders of Indemnification of Director.

                              If a corporation  indemnifies or advances expenses
                      to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                                      Bylaws of GWL&A

             Article II, Section 11.  Indemnification of Directors.
                                      ----------------------------

                      The Company may, by  resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

                      Insofar as indemnification for liability arising under the
             Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriter

             (a) BenefitsCorp Equities, Inc. (BCE") currently distributes securities of Great-West Variable Annuity Account A, Maxim Series Account and Pinnacle Series Account in addition to those of the Registrant.

             (b)      Directors and Officers of BCE

                                                                                   Position and Offices
Name                          Principal Business Address                             with Underwriter

Charles P. Nelson                      (1)                                         Chairman and President

Robert K. Shaw                         (1)                                         Director

Mark S. Hollen                         (1)                                         Director

David G. McLeod                        (1)                                         Director

Gregg E. Seller               18101 Von Karman Ave.                                Director and Vice President
                              Suite 1460                                           Major Accounts
                                Irvine, CA 92715

Glen R. Derback                        (1)                                         Treasurer

Beverly A. Byrne                       (1)                                         Secretary

Teresa L. Buckley                      (1)                                         Compliance Officer
------------

(1)  8515 E. Orchard Road, Englewood, Colorado 80111

    (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                          Net
Name of               Underwriting              Compensation
Principal             Discounts and                  on                   Brokerage
Underwriter           Commissions                Redemption               Commissions       Compensation


BCE                -0-                               -0-                        -0-                           -0-


Item 30.     Location of Accounts and Records

             All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Englewood, Colorado 80111.

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

             (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

             (c)      Registrant   undertakes   to  deliver  any   Statement  of
                      Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

             (d) Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

             (e) Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

             (f) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 28 Registration Statement on Form N-4 to be signed on its behalf, in the City of Englewood, State of Colorado, on this 25th day of April, 2000.



                              FUTUREFUNDS SERIES ACCOUNT
                              (Registrant)

                              By:               /s/ William T. McCallum
                                       --------------------------------
                                       William T. McCallum, President
                                       and Chief Executive Officer of
                                       Great-West Life & Annuity
                                        Insurance Company


                              GREAT-WEST LIFE & ANNUITY
                              INSURANCE COMPANY
                              (Depositor)


                              By:               /s/ William T. McCallum
                                       --------------------------------
                                       William T. McCallum, President
                                       and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title

                                                                                              Date

     /s/ Robert Gratton*                                                                         April 25, 2000
--------------------------------------------------                                      -----------------------

Director and Chairman of the Board
(Robert Gratton)



            /s/ William T. McCallum                                                     April 25, 2000
-------------------------------------------                                     ----------------------

Director, President and Chief Executive
Officer (William T. McCallum)



    /s/ Mitchell T. G. Graye                                                                     April 25, 2000
-----------------------------------------------                                         -----------------------

Executive Vice President and
Chief Financial Officer
(Mitchell T.G. Graye)



      /s/ James Balog*                                                                                    April
25, 2000
--------
Director, (James Balog)






Signature and Title                                                                     Date



        /s/ James W. Burns*                                                                      April  25, 2000
------------------------------------------------                                        ------------------------
Director, (James W. Burns)


         /s/ Orest T. Dackow*                                                                    April  25, 2000
------------------------------------------------                                        ------------------------
Director (Orest T. Dackow)


                                                                                                          April
25, 2000

Director Andre Desmarais



              /s/ Paul Desmarais, Jr*.                                                           April  25, 2000
-------------------------------------------------                                       ------------------------
Director (Paul Desmarais, Jr.)



                                                                                                 , 1999
--------------------------------------------                                    -----------------
Director (Robert G. Graham)



         /s/ N. Berne Hart *                                                            April  25, 2000
---------------------------------------                                         -----------------------
Director (N. Berne Hart)


            /s/ Kevin P. Kavanagh*                                                      April  25, 2000
---------------------------------------                                         -----------------------
Director (Kevin P. Kavanagh)



                                                                                                 , 1999
--------------------------------------                                          -----------------
Director (William Mackness)



 /s/ Jerry E.A. Nickerson*                                                              April  25, 2000
----------------------------------------                                        -----------------------
Director (Jerry E.A. Nickerson)


         /s/ P. Michael Pitfield *                                                      April 25, 2000
----------------------------------------                                        ----------------------
Director (P. Michael Pitfield)


         /s/ Michel Plessis-Belair*                                                     April  25, 2000
------------ ----------------------------                                       -----------------------
Director (Michel Plessis-Belair)


             /s/ Brian E. Walsh  *                                                                        April
25, 2000
--------
Director (Brian E. Walsh)


*By:          /s/ D.C. Lennox                                                                   April 25, 2000
         D. C. Lennox

Attorney-in-fact pursuant to Powers of Attorney.